                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04746

                           Van Kampen Tax-Exempt Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 11/30

Date of reporting period: 11/30/07

Item 1. Reports to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen High Yield Municipal Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of November 30, 2007.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE OR CLASS I SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUSES CONTAIN INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN AN ADDITIONAL PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THEREFORE THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT)

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 11/30/07
(LINE GRAPH)

                                                              VAN KAMPEN HIGH YIELD MUNICIPAL     LEHMAN BROTHERS MUNICIPAL BOND
                                                                            FUND                              INDEX
                                                              -------------------------------     ------------------------------
11/97                                                                       9526                              10000
                                                                            9692                              10146
                                                                            9767                              10250
                                                                            9818                              10254
                                                                            9869                              10263
                                                                            9886                              10216
                                                                            9986                              10378
                                                                           10045                              10419
                                                                           10069                              10445
                                                                           10180                              10606
                                                                           10274                              10739
                                                                           10272                              10738
11/98                                                                      10314                              10776
                                                                           10339                              10803
                                                                           10406                              10932
                                                                           10403                              10884
                                                                           10453                              10899
                                                                           10495                              10926
                                                                           10509                              10863
                                                                           10433                              10706
                                                                           10456                              10745
                                                                           10379                              10659
                                                                           10357                              10664
                                                                           10242                              10548
11/99                                                                      10276                              10660
                                                                           10169                              10581
                                                                           10071                              10535
                                                                           10162                              10657
                                                                           10282                              10890
                                                                           10259                              10826
                                                                           10197                              10770
                                                                           10319                              11055
                                                                           10432                              11209
                                                                           10545                              11381
                                                                           10531                              11322
                                                                           10577                              11446
11/00                                                                      10543                              11532
                                                                           10669                              11817
                                                                           10695                              11934
                                                                           10782                              11972
                                                                           10859                              12080
                                                                           10824                              11949
                                                                           10923                              12077
                                                                           11011                              12158
                                                                           11152                              12338
                                                                           11314                              12542
                                                                           11224                              12500
                                                                           11280                              12648
11/01                                                                      11241                              12542
                                                                           11202                              12423
                                                                           11290                              12639
                                                                           11369                              12791
                                                                           11319                              12540
                                                                           11452                              12785
                                                                           11510                              12863
                                                                           11601                              12999
                                                                           11671                              13166
                                                                           11707                              13324
                                                                           11789                              13616
                                                                           11625                              13390
11/02                                                                      11685                              13335
                                                                           11858                              13616
                                                                           11838                              13582
                                                                           11968                              13772
                                                                           11902                              13780
                                                                           12056                              13871
                                                                           12303                              14196
                                                                           12365                              14135
                                                                           12123                              13641
                                                                           12197                              13743
                                                                           12473                              14146
                                                                           12536                              14075
11/03                                                                      12659                              14222
                                                                           12747                              14340
                                                                           12896                              14422
                                                                           13093                              14639
                                                                           13061                              14588
                                                                           12866                              14242
                                                                           12817                              14191
                                                                           12880                              14243
                                                                           13030                              14430
                                                                           13218                              14719
                                                                           13319                              14797
                                                                           13446                              14925
11/04                                                                      13472                              14801
                                                                           13702                              14982
                                                                           13844                              15122
                                                                           13896                              15072
                                                                           13897                              14977
                                                                           14092                              15213
                                                                           14289                              15321
                                                                           14433                              15416
                                                                           14500                              15346
                                                                           14659                              15501
                                                                           14501                              15396
                                                                           14462                              15303
11/05                                                                      14557                              15376
                                                                           14771                              15509
                                                                           14798                              15551
                                                                           14974                              15655
                                                                           15000                              15547
                                                                           15013                              15542
                                                                           15123                              15611
                                                                           15163                              15552
                                                                           15343                              15737
                                                                           15538                              15971
                                                                           15663                              16082
                                                                           15789                              16182
11/06                                                                      15958                              16317
                                                                           15986                              16260
                                                                           15985                              16218
                                                                           16127                              16432
                                                                           16123                              16391
                                                                           16206                              16440
                                                                           16187                              16367
                                                                           16109                              16282
                                                                           16105                              16408
                                                                           15733                              16338
                                                                           15935                              16579
                                                                           15976                              16653
11/07                                                                      15867                              16759

                     A SHARES            B SHARES            C SHARES          I SHARES
                   since 1/2/86        since 7/20/92      since 12/10/93     since 3/1/06
-----------------------------------------------------------------------------------------
                            W/MAX               W/MAX               W/MAX
AVERAGE            W/O      4.75%      W/O      4.00%      W/O      1.00%        W/O
ANNUAL            SALES     SALES     SALES     SALES     SALES     SALES       SALES
TOTAL RETURNS    CHARGES   CHARGES   CHARGES   CHARGES   CHARGES   CHARGES     CHARGES

Since Inception   6.49%     6.26%     5.69%     5.69%     5.25%     5.25%        3.77%

10-year           5.23      4.72      4.60      4.60      4.45      4.45          n/a

5-year            6.31      5.27      5.51      5.27      5.53      5.53          n/a

1-year           -0.57     -5.29     -1.32     -5.09     -1.22     -2.17        -0.14
-----------------------------------------------------------------------------------------

30-Day SEC
Yield                  4.72%               4.21%               4.30%             5.21%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares eight years after purchase. The since inception returns for Class C shares reflect the conversion of Class C into Class A shares ten years after purchase. Class I Shares are offered without any sales charges on purchases or sales and without any distribution (12b-1) fee and service fee. Class I Shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least one million dollars (including 401k plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least 1 million dollars, (iii) qualified state tuition plan (529 plan) accounts, (iv) institutional clients with assets of at least 1 million dollars and (v) certain Van Kampen investment companies. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Municipal Bond Index is generally representative of investment-grade, tax-exempt bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Fund Report

FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2007

MARKET CONDITIONS

Strong fundamental and technical factors supported the municipal bond market through the second quarter of 2007. In July, however, contagion from the troubled subprime mortgage sector caused investors to become increasingly risk averse. This created a volatile and challenging market as demand for higher-yielding, lower-rated bonds waned and investors sought the relative safety of high-quality securities, fueling a Treasury market rally. Up until that time, demand for municipal bonds had been quite strong as individuals and non-traditional buyers such as hedge funds and arbitrage investors continued to flock to the market. Given the low prevailing interest rates, demand for higher-yielding municipal bonds was particularly robust, which served to keep credit spreads tight. When market psychology turned negative, demand fell off and refunding activity, which had been high, virtually halted. As a result, municipal bond prices declined and credit spreads widened, with the most significant widening occurring in the lower-rated and non-rated segments of the market.

In an effort to help ease the liquidity and credit crunch across all capital markets, the Federal Open Market Committee (the "Fed") elected to cut the target federal funds rate by 50 basis points in September and another 25 basis points in October, bringing the rate to 4.50 percent. Although this intervention helped stabilize the market somewhat and enhanced liquidity, market conditions overall remained difficult and municipal bonds continued to underperform Treasuries.

In general, municipal bond yields ended the period higher, but most of the yield increases occurred in the intermediate-to-long maturity portion of the yield curve, while yields on the front end of the curve declined. As a result, the municipal yield curve steepened over the course of the period, with the differential between two-year and 30-year maturities widening to approximately 100 basis points.

PERFORMANCE ANALYSIS

All share classes of Van Kampen High Yield Municipal Fund underperformed the Lehman Brothers Municipal Bond Index for the 12 months ended November 30, 2007, assuming no deduction of applicable sales charges.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED NOVEMBER 30, 2007

------------------------------------------------------------------------
                                                LEHMAN BROTHERS
      CLASS A   CLASS B   CLASS C   CLASS I   MUNICIPAL BOND INDEX

      -0.57%    -1.32%    -1.22%    -0.14%           2.71%
------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

Various factors contributed to the Fund's relative underperformance for the reporting period, but the primary driver was the Fund's allocation to lower-and non-rated securities. The Fund maintained its approximate 50 percent allocation to these securities throughout the period, whereas the benchmark Lehman Brothers Municipal Bond Index is composed primarily of investment-grade issues. Although the performance of all municipal bonds suffered during the flight-to-quality Treasury market rally, the lower-rated segment of the market experienced the greatest spread widening. As a result, while the Fund's emphasis on lower-rated, higher-yielding bonds was additive to performance through June, it detracted from returns in the months that followed and hindered overall performance for the one-year period.

The Fund's holdings in master settlement tobacco bonds detracted from performance. After particularly strong performance early in the reporting year, the tobacco sector was one of the hardest hit sectors of the market in the latter months of the period, experiencing significant spread widening. Throughout the course of the fiscal year, we sold some of the lower-coupon tobacco bonds in the Fund and replaced them with higher-coupon issues, which did help to enhance the Fund's yield. The health care and special tax district sectors also suffered during the reporting period, and holdings there detracted from performance.

The Fund's interest-rate positioning was additive to performance in the first half of the period, but detracted from performance in the latter half. We maintained the portfolio's relatively longer duration (higher interest-rate sensitivity) during the first few months of the fiscal year, which allowed the Fund to capture price appreciation when yields were declining. We then reduced the Fund's duration but increasing yields throughout the remainder of the period still hampered returns.

Conversely, performance was enhanced by several holdings that appreciated when they were pre-refunded* in the early part of the period. Because these are short-maturity securities, they did not experience the sell off that longer-maturity bonds did when yields on the long end of the curve began to rise. As the market became more turbulent, however, refunding activity tapered off.

In order to help lower the portfolio's overall volatility, we reduced the exposure to inverse floating-rate securities,** redeploying the assets into lower- and non-rated bonds in more traditional sectors, such as health care, education, and CCRC/senior living. Overall, the Fund's sector exposure remained relatively unchanged, with hospital, life care, and special tax district bonds representing the largest sector weightings as of the end of the fiscal year.

We closely manage the growth of the Fund's asset base as an important part of our commitment to the Fund's existing shareholders. The Fund reopened to new investors for a brief period during the fiscal year, but based on our analysis of the supply and demand trends in the market, we believed the prudent course was to once again close the Fund to new investors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

*Pre-refunding, or advance refunding, is a financing structure under which new bonds are issued to repay an outstanding bond issue on its first call date. **An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.
 4

RATINGS ALLOCATION AS OF 11/30/07
AAA/Aaa                                                          13.2%
AA/Aa                                                             3.6
A/A                                                               3.0
BBB/Baa                                                          17.4
BB/Ba                                                             5.0
B/B                                                               1.0
CCC/Caa                                                           0.5
CC/Ca                                                             0.1
Non-Rated                                                        56.2

TOP FIVE SECTORS AS OF 11/30/07
Hospital                                                         19.5%
Life Care                                                        17.6
Special Tax Districts                                            14.1
Master Tobacco Settlement                                         4.6
Other                                                             4.3

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 11/30/07
Florida                                                          13.2%
Illinois                                                         10.3
California                                                        7.4
Texas                                                             7.2
New York                                                          6.4
Massachusetts                                                     5.8
Pennsylvania                                                      5.7
Minnesota                                                         4.2
Arizona                                                           3.9
Virginia                                                          3.5
Colorado                                                          3.3
Michigan                                                          3.1
Tennessee                                                         3.0
Ohio                                                              2.9
New Jersey                                                        2.9
Missouri                                                          2.8
Georgia                                                           2.8
Wisconsin                                                         2.3
Maryland                                                          2.1
Indiana                                                           1.8
Washington                                                        1.4
Alabama                                                           1.4
Nevada                                                            1.4
South Carolina                                                    1.3
North Carolina                                                    0.9
Oklahoma                                                          0.9
New Hampshire                                                     0.9
Iowa                                                              0.8
Oregon                                                            0.8
South Dakota                                                      0.8
Louisiana                                                         0.8
Mississippi                                                       0.7
Hawaii                                                            0.7

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 11/30/07
                                       (continued from previous page)
New Mexico                                                        0.7
Connecticut                                                       0.5
Utah                                                              0.4
Vermont                                                           0.4
North Dakota                                                      0.4
Alaska                                                            0.4
Idaho                                                             0.3
Kansas                                                            0.3
Rhode Island                                                      0.3
Maine                                                             0.2
West Virginia                                                     0.2
District of Columbia                                              0.1
Delaware                                                          0.1
Puerto Rico                                                       0.1
Wyoming                                                           0.1
                                                                -----
Total Investments                                               111.9
Liability for Floating Rate Note Obligations                    (13.2)
                                                                -----
Total Net Investments                                            98.7
Other Assets in Excess of Liabilities                             1.3
                                                                -----
Net Assets                                                      100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and sectors are as a percentage of total long-term investments. Summary of investments by state classification are as a percentage of total net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce Fund expenses, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The Fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 6/1/07 - 11/30/07.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges or redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

                                                BEGINNING         ENDING         EXPENSES PAID
                                              ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                              --------------------------------------------------
                                                 6/1/07          11/30/07       6/1/07-11/30/07
Class A
  Actual....................................    $1,000.00        $  980.24           $ 7.30
  Hypothetical..............................     1,000.00         1,017.70             7.44
  (5% annual return before expenses)
Class B
  Actual....................................     1,000.00           976.56            10.95
  Hypothetical..............................     1,000.00         1,013.99            11.16
  (5% annual return before expenses)
Class C
  Actual....................................     1,000.00           977.45            10.91
  Hypothetical..............................     1,000.00         1,014.04            11.11
  (5% annual return before expenses)
Class I
  Actual....................................     1,000.00           984.42             6.21
  Hypothetical..............................     1,000.00         1,018.80             6.33
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.47%, 2.21%, 2.20% and 1.25% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

The following table shows what expenses a shareholder would have paid, excluding interest and residual trust expenses.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  6/1/07          11/30/07       6/1/07-11/30/07
Class A
  Actual.....................................    $1,000.00        $  980.24           $4.17
  Hypothetical...............................     1,000.00         1,020.86            4.26
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           976.56            7.88
  Hypothetical...............................     1,000.00          1017.10            8.04
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           977.45            7.78
  Hypothetical...............................     1,000.00         1,017.20            7.94
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00           982.42            2.93
  Hypothetical...............................     1,000.00         1,022.11            2.99
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.84%, 1.59%, 1.57% and 0.59% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  111.9%
            ALABAMA  1.4%
$   1,000   Alabama Spl Care Fac Fin Auth Methodist
            Home for the Aging......................        6.300%  06/01/24   $    1,008,670
    4,500   Alabama St Indl Dev Auth Solid Waste
            Disp Rev Pine City Fiber Co (AMT).......        6.450   12/01/23        4,505,670
    8,055   Alabama St Indl Dev Auth Solid Waste
            Disp Rev Pine City Fiber Co (GTY AGMT:
            Boise Cascade Corp) (AMT)...............        6.450   12/01/23        8,084,481
    3,500   Alexander City, AL Spl Care Fac Fin Auth
            Med Fac Rev Russell Hosp Corp Ser A.....        5.750   12/01/36        3,545,360
    3,000   Butler, AL Indl Dev Brd Solid GA PAC
            Corp Proj Rfdg (AMT)....................        5.750   09/01/28        2,787,150
    4,000   Colbert Cnty Northwest Auth
            Hlthcare Fac............................        5.750   06/01/27        4,077,000
    3,280   Courtland, AL Indl Dev Brd Environmental
            Impt Rev Intl Paper Co Proj Rfdg Ser A
            (AMT)...................................        5.800   05/01/22        3,333,333
    7,000   Courtland, AL Indl Dev Brd Environmental
            Impt Rev Intl Paper Co Proj Ser B
            (AMT)...................................        6.250   08/01/25        7,260,680
    1,235   Courtland, AL Indl Dev Brd Solid Waste
            Disp Champion Intl Corp Proj Rfdg
            (AMT)...................................        6.000   08/01/29        1,247,610
    2,460   Huntsville Carlton Cove, AL Carlton Cove
            Inc Proj Ser A (a) (b)..................  8.000/5.200   11/15/19        1,247,146
    6,000   Huntsville Carlton Cove, AL Carlton Cove
            Inc Proj Ser A (b)......................  8.125/5.281   11/15/31        3,023,940
    4,000   Huntsville Redstone Vlg, AL Spl Care Fac
            Fin Auth Ser A (Prerefunded @
            12/01/12)...............................        8.125   12/01/26        4,896,760
    7,500   Huntsville Redstone Vlg, AL Spl Care Fac
            Fin Auth Ser A (Prerefunded @
            12/01/12)...............................        8.250   12/01/32        9,222,675
    8,835   Huntsville Redstone Vlg, AL Spl Care Fac
            Fin Auth Vlg Proj.......................        5.500   01/01/43        7,942,488
    1,250   Phenix Cnty, AL Environmental Impt Rev
            Rfdg (AMT)..............................        6.350   05/15/35        1,283,775
                                                                               --------------
                                                                                   63,466,738
                                                                               --------------
            ALASKA  0.4%
      830   Alaska Indl Dev & Expt Auth Upper Lynn
            Canal Regl Pwr (AMT)....................        5.800   01/01/18          797,223
    3,545   Alaska Indl Dev & Expt Auth Upper Lynn
            Canal Regl Pwr (AMT)....................        5.875   01/01/32        3,334,285
    2,000   Alaska Indl Dev & Expt Auth Williams
            Lynks AK Cargoport (AMT) (Acquired
            05/17/01, Cost $2,000,451) (c)..........        8.125   05/01/31        2,136,960
    7,265   Juneau, AK City & Borough Rev Saint
            Ann's Care Ctr Proj.....................        6.875   12/01/25        7,367,291

See Notes to Financial Statements                                             11

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            ALASKA (CONTINUED)
$  31,900   Northern Tob Sec Corp AK Tob Settlement
            Rev Cap Apprec First Sub Ser B..........          *     06/01/46   $    2,243,208
   20,860   Northern Tob Sec Corp AK Tob Settlement
            Rev Cap Apprec Second Sub Ser C.........          *     06/01/46        1,382,184
                                                                               --------------
                                                                                   17,261,151
                                                                               --------------
            ARIZONA  3.9%
    5,000   Arizona Hlth Fac Auth Rev Ter Proj Ser A
            (Prerefunded @ 11/15/13)................        7.500%  11/15/23        5,947,000
    9,000   Arizona Hlth Fac Auth Rev Ter Proj Ser A
            (Prerefunded @ 11/15/13)................        7.750   11/15/33       10,959,390
    3,000   Casa Grande, AZ Indl Dev Auth Hosp Rev
            Casa Grande Regl Med Ctr Rfdg Ser A.....        7.125   12/01/24        3,190,650
    6,850   Casa Grande, AZ Indl Dev Auth Hosp Rev
            Casa Grande Regl Med Ctr Rfdg Ser A.....        7.250   12/01/19        7,325,595
    6,750   Casa Grande, AZ Indl Dev Auth Hosp Rev
            Casa Grande Regl Med Ctr Rfdg Ser A.....        7.625   12/01/29        7,282,507
    2,770   Cochise Cnty, AZ Indl Dev Auth Sierra
            Vista Regl Hlth Ctr Proj................        7.750   12/01/30        2,997,334
    1,475   Coconino Cnty, AZ Pollutn Ctl Corp
            Tucson Elec Pwr Navajo Ser A (AMT)......        7.125   10/01/32        1,506,550
    7,085   Flagstaff, AZ Indl Dev Auth Rev Sr
            Living Cmnty Northn AZ Proj (Prerefunded
            @ 3/01/13)..............................        6.200   09/01/28        7,356,214
    1,000   Flagstaff, AZ Indl Dev Auth Rev Sr
            Living Cmnty Northn AZ Proj (Prerefunded
            @ 3/01/13)..............................        6.300   09/01/38        1,040,160
    5,865   Flagstaff, AZ Indl Dev Auth Rev Sr
            Living Cmnty Northn AZ Proj (Prerefunded
            @ 3/01/13)..............................        7.500   03/01/35        7,070,257
    5,300   Flagstaff, AZ Indl Dev Auth Rev Sr
            Living Cmnty Northn AZ Proj Rfdg........        5.700   07/01/42        4,952,426
    5,200   Peoria, AZ Indl Dev Auth Rev Sierra
            Winds Life Rfdg Ser A...................        6.375   08/15/29        5,303,064
    3,500   Peoria, AZ Indl Dev Auth Rev Sierra
            Winds Life Rfdg Ser A...................        6.500   08/15/31        3,574,095
   30,000   Phoenix, AZ Civic Impt Corp Excise Tax
            Rev Civic Plaza Proj A (FGIC Insd)
            (d).....................................        5.000   07/01/41       30,905,300
    2,905   Pima Cnty, AZ Indl Dev Auth Ed Rev
            Excalibur Charter Sch Proj (a)..........        7.750   08/01/33        3,048,856
    4,385   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
            Acclaim Charter Sch Proj (a)............        5.800   12/01/36        4,091,819
    4,225   Pima Cnty, AZ Indl Dev Auth Ed Rev Fac
            Premier & Air Co........................        7.000   09/01/35        4,005,004
    3,030   Pima Cnty, AZ Indl Dev Auth Ed Rev
            Milestones Charter Sch Dist (a).........        7.500   11/01/33        3,162,684

 12                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            ARIZONA (CONTINUED)
$   1,000   Pima Cnty, AZ Indl Dev Auth Ed Rev
            Milestones Charter Sch Proj.............        6.750%  11/01/33   $      992,070
    3,840   Pima Cnty, AZ Indl Dev Auth Fac Choice
            Ed & Dev Corp Proj......................        6.375   06/01/36        3,881,357
    4,345   Pima Cnty, AZ Indl Dev Auth Fac Desert
            Heights Charter Sch (a).................        7.500   08/01/33        4,522,537
    3,500   Pima Cnty, AZ Indl Dev Auth Fac Skyline
            Tech High Sch Proj......................        7.500   02/01/34        3,461,885
    6,750   Pima Cnty, AZ Indl Dev Auth Rev La
            Posada at Pk Ctr Ser A..................        7.000   05/15/27        6,863,333
    5,500   Pima Cnty, AZ Indl Dev Auth Wtr &
            Wastewater Rev Global Wtr Res LLC Proj
            (AMT) (Acquired 12/15/06, Cost
            $5,500,000) (c).........................        5.750   12/01/32        4,943,675
      855   Red Hawk Canyon Cmnty Fac Dist No 2 AZ
            Dist Assmt Rev Ser A....................        6.500   12/01/12          903,222
    1,000   Sundance Cmnty Fac Dist AZ (f)..........        6.250   07/15/29        1,018,060
    3,153   Sundance Cmnty Fac Dist AZ Assmt Dist
            Spl Assmt Rev No 2 (f)..................        7.125   07/01/27        3,344,608
      784   Sundance Cmnty Fac Dist AZ Assmt Dist
            Spl Assmt Rev No 3......................        6.500   07/01/29          804,376
    3,015   Tucson, AZ Multi-Family Rev Hsg Catalina
            Asstd Living Ser A (AMT)................        6.500   07/01/31        2,482,219
    5,915   Verrado Cmnty Fac Dist No 1 AZ..........        5.350   07/15/31        5,435,826
    7,600   Verrado Cmnty Fac Dist No 1 AZ..........        6.500   07/15/27        7,849,736
    4,000   Vistancia Cmnty Fac Dist AZ.............        6.750   07/15/22        4,279,600
    4,000   Yavapai Cnty, AZ Indl Dev Auth Hosp Fac
            Rev Yavapai Regl Med Ctr Ser A..........        6.000   08/01/33        4,148,080
                                                                               --------------
                                                                                  168,649,489
                                                                               --------------
            CALIFORNIA  7.4%
    1,000   Abag Fin Auth For Nonprofit Corp CA
            Amern Baptist Homes Rfdg Ser A..........        5.850   10/01/27        1,008,460
    3,200   Abag Fin Auth For Nonprofit Corp CA
            Amern Baptist Homes Rfdg Ser A..........        6.200   10/01/27        3,240,928
      825   Abag Fin Auth For Nonprofit Corp CA Ctf
            Partn (Prerefunded @ 11/15/08)..........        6.375   11/15/15          856,606
    3,455   Abag Fin Auth For Nonprofit Corp CA Ctf
            Partn (Prerefunded @ 11/15/08)..........        6.375   11/15/28        3,615,243
    3,950   Agua Mansa, CA Indl Growth Assn Spl Tax
            Cmnty Fac Dist No 2002-1 (LOC: American
            Express Co.)............................        6.500   09/01/33        4,085,524
    1,295   Alvord, CA Uni Sch Dist Cmnty Fac Dist
            Spl Tax Ser A...........................        5.000   09/01/36        1,151,605
    1,580   Alvord, CA Uni Sch Dist Cmnty Fac Dist
            Spl Tax Ser B...........................        5.000   09/01/36        1,402,708

See Notes to Financial Statements                                             13

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   4,935   Beaumont, CA Fin Auth Loc Agy Rev Ser A
            (Prerefunded @ 9/01/13).................        7.000%  09/01/33   $    5,887,011
    1,875   Beaumont, CA Fin Auth Loc Agy Rev
            Ser D...................................        5.800   09/01/35        1,879,275
    3,000   Blythe, CA Redev Agy Proj...............        5.750   05/01/34        2,997,810
    5,000   California Cnty, CA Tob Sec Agy Tob LA
            Cnty (g)................................  0.000/5.450   06/01/28        3,863,400
    5,000   California Cnty, CA Tob Sec Agy Tob LA
            Cnty (g)................................  0.000/5.600   06/01/36        3,813,050
    5,950   California Cnty, CA Tob Sec Cap Apprec
            Stanislaus Sub Ser B....................         *      06/01/46          398,650
   20,000   California Cnty, CA Tob Sec Cap Apprec
            Stanislaus Sub Ser C....................         *      06/01/55          579,600
   20,000   California Cnty, CA Tob Sec Cap Apprec
            Stanislaus Sub Ser D....................         *      06/01/55          465,400
    1,885   California Ed Fac Auth Rev PAC Graduate
            Sch of Psych (Acquired 6/07/96, Cost
            $1,885,000) (a) (c).....................        8.000   11/01/21        1,907,017
      150   California St (Prerefunded @ 9/01/10)...        5.250   09/01/26          158,094
   30,390   California St (d).......................        5.000   09/01/26       31,112,760
    2,500   California Statewide Cmnty CA Baptist
            Univ Ser A..............................        5.500   11/01/38        2,429,350
    2,710   California Statewide Cmnty Dev Auth
            Multi-Family Rev Hsg Heritage Pointe Sr
            Ap Ser QQ (AMT) (Prerefunded @ 4/01/08)
            (Acquired 2/19/02, Cost $2,703,225)
            (c).....................................        7.500   10/01/26        2,804,985
    4,000   California Statewide Cmnty Dev Auth Rev
            Elder Care Alliance Ser A (Prerefunded @
            11/15/12)...............................        8.000   11/15/22        4,842,320
    7,300   California Statewide Cmnty Dev Auth Rev
            Front Porch Cmnty & Svc Ser A (f).......        5.125   04/01/37        6,969,456
    1,720   California Statewide Cmnty Dev Auth Rev
            Lancer Ed Student Hsg Proj..............        5.625   06/01/33        1,669,036
    2,000   California Statewide Cmnty Dev Auth Rev
            Notre Dame De Namur Univ................        6.500   10/01/23        2,125,640
    2,500   California Statewide Cmnty Dev Auth Rev
            Notre Dame De Namur Univ................        6.625   10/01/33        2,649,400
    5,310   California Statewide Cmnty Dev Auth Rev
            Thomas Jefferson Sch of Law (Prerefunded
            @ 10/01/11).............................        7.750   10/01/31        6,125,722
    4,500   California Statewide Cmnty Dev Auth San
            Francisco Art Inst (Acquired 7/05/02,
            Cost $4,500,000) (c)....................        7.375   04/01/32        4,738,185
    3,220   California Statewide Cmnty Hosp Napa Vly
            Proj Ser A..............................        7.000   01/01/34        3,386,957
    1,360   Chino, CA Fac Dist No 3 Impt Area 1.....        5.750   09/01/34        1,349,759

 14                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   2,850   Contra Costa Cnty, CA Multi-Family Hsg
            Rev Ser C (AMT) (Acquired 6/08/99, Cost
            $2,850,000) (c).........................        6.750%  12/01/30   $    2,927,007
    1,500   Corona Norco, CA Uni Sch Dist Ser A.....        5.700   09/01/29        1,499,940
    1,860   Fontana, CA Spl Tax Cmnty Fac Dist No 11
            Ser B...................................        6.500   09/01/28        1,947,197
    3,695   Fontana, CA Spl Tax Cmnty Fac Dist No 22
            Sierra..................................        5.850   09/01/25        3,801,379
    3,000   Fontana, CA Spl Tax Cmnty Fac Dist No 22
            Sierra..................................        6.000   09/01/34        3,040,320
   25,380   Golden St Tob Sec Corp CA Tob Settlement
            Rev Ser A (d)...........................        5.000   06/01/45       24,730,018
   43,685   Golden St Tob Sec Corp CA Tob Settlement
            Rev Ser A-1.............................        5.125   06/01/47       36,985,032
    1,000   Imperial Beach, CA Pub Palm Ave Coml
            Redev Proj Ser A........................        5.850   06/01/28        1,008,800
    3,000   Imperial Beach, CA Pub Palm Ave Coml
            Redev Proj Ser A........................        6.000   06/01/33        3,038,370
    1,500   Indio, CA Redev Agy Tax Alloc Sub Merged
            Proj Area Ser B.........................        6.375   08/15/33        1,569,660
      985   Indio, CA Redev Agy Tax Alloc Sub Merged
            Proj Area Ser B.........................        6.500   08/15/34        1,037,560
    1,000   Irvine, CA Impt Bd Act 1915 Assmt Dist
            No 00 18 Grp 4..........................        5.375   09/02/26        1,002,720
    1,500   Irvine, CA Impt Bd Act 1915 Assmt Dist
            No 03 19 Grp 2..........................        5.500   09/02/29        1,502,790
    4,000   Jurupa, CA Cmnty Svc Dist Spl Cmnty Fac
            Dist No 4 Ser A.........................        5.700   09/01/34        4,019,840
    3,500   La Verne, CA Ctf Partn Brethren
            Hillcrest Home Ser B....................        6.625   02/15/25        3,755,605
    2,165   Lake Elsinore, CA Pub Fin Auth Loc Agy
            Rev Ser F...............................        7.100   09/01/20        2,211,049
      655   Los Angeles, CA Cmnty Fac Dist Spl Tax
            No 3 Cascades Business Pk...............        6.400   09/01/22          668,015
    6,415   Millbrae, CA Residential Fac Rev
            Magnolia of Millbrae Proj Ser A (AMT)...        7.375   09/01/27        6,612,967
    1,000   Moreno Valley, CA Spl Tax Towngate Cmnty
            Fac Dist 87-1 (Prerefunded @ 4/01/08)...        7.125   10/01/23        1,011,910
    2,000   Murrieta, CA Cmnty Fac Dist No 2 Oaks
            Impt Area Ser B.........................        6.000   09/01/34        2,026,880
    3,645   Norco, CA Spl Tax Cmnty Fac Dist No 01-1
            (Prerefunded @ 9/01/12).................        6.750   09/01/22        4,262,317
      955   Oakley, CA Pub Fin Auth Rev.............        6.000   09/02/28          976,086
      955   Oakley, CA Pub Fin Auth Rev.............        6.000   09/02/34          970,815
    4,000   Perris, CA Cmnty Fac Dist Spl Tax No
            01-2 Ser A..............................        6.375   09/01/32        4,189,040

See Notes to Financial Statements                                             15

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   1,815   Perris, CA Pub Fin Auth Loc Agy Rev
            Ser D...................................        7.875%  09/01/25   $    1,818,938
    1,845   Riverside, CA Uni Sch Dist Tax Cmnty Fac
            Dist 15 Impt Area 1.....................        5.600   09/01/34        1,803,063
    1,375   San Diego, CA Cmnty Fac Ser A (Acquired
            6/30/06, Cost $1,375,000) (c)...........        5.700   09/01/26        1,350,181
    4,000   San Diego, CA Cmnty Fac Ser A (Acquired
            6/30/06, Cost $4,000,000) (c)...........        5.750   09/01/36        3,903,480
    2,000   San Jose, CA Cmnty Fac Dist Spl Tax No 9
            Bailey Hwy 101..........................        6.600   09/01/27        2,102,100
    2,630   San Jose, CA Cmnty Fac Dist Spl Tax No 9
            Bailey Hwy 101..........................        6.650   09/01/32        2,756,556
    8,123   San Jose, CA Multi-Family Hsg Rev Helzer
            Courts Apt Proj Ser A (AMT).............        6.400   12/01/41        7,941,532
    1,000   San Marcos, CA Pub Fac Auth Spl Tax Rev
            Ser A...................................        5.650   09/01/36          981,370
   13,300   Silicon Vly Tob Sec Auth CA Tob
            Settlement Rev..........................         *      06/01/36        1,921,052
   10,750   Silicon Vly Tob Sec Auth CA Tob
            Settlement Rev..........................         *      06/01/41        1,105,853
   21,000   Silicon Vly Tob Sec Auth CA Tob
            Settlement Rev..........................         *      06/01/47        1,437,450
   52,500   Silicon Vly Tob Sec Auth CA Tob
            Settlement Rev..........................         *      06/01/56        1,412,250
   17,500   Silicon Vly Tob Sec Auth CA Tob
            Settlement Rev..........................         *      06/01/56          376,250
    4,000   Temecula, CA Pub Fin Auth Spl Roripaugh
            Cmnty Fac Dist 03 2.....................        5.500   09/01/36        3,461,160
   10,000   Tobacco Sec Auth Northn CA Tob
            Settlement Rev Ser A 1..................        5.500   06/01/45        9,032,000
   15,000   Tobacco Sec Auth Southn CA Tob
            Settlement Ser A 1......................        5.000   06/01/37       12,854,400
   23,190   Tobacco Sec Auth Southn CA Tob
            Settlement Ser A 1......................        5.125   06/01/46       19,655,612
    1,600   Turlock, CA Hlth Fac Rev Emanuel Med Ctr
            Inc.....................................        5.375   10/15/34        1,599,888
    1,000   Upland, CA Cmnty Fac Dist 2003 San
            Antonio Impt 1 A........................        5.900   09/01/24        1,021,620
    1,500   Upland, CA Cmnty Fac Dist 2003 San
            Antonio Impt 1 A........................        6.000   09/01/34        1,517,625
    7,115   Val Verde, CA Uni Sch Dist Fin Auth Spl
            Tax Rev Jr Lien Rfdg....................        6.250   10/01/28        7,461,927
    1,920   Vallejo, CA Ctf Pt Touro Univ...........        7.250   06/01/16        2,012,736
    3,665   Vallejo, CA Pub Fin Auth Loc
            Hiddenbrooke Impt Dist Ser A............        5.800   09/01/31        3,680,759

 16                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   4,000   Woodland, CA Spl Tax Cmnty Fac Dist 1
            Spring Lake.............................        6.250%  09/01/34   $    4,204,360
    1,060   Yuba City, CA Redev Agy Tax Hsg Set
            Aside Ser B (a).........................        6.000   09/01/31        1,076,027
    1,880   Yuba City, CA Redev Agy Tax Hsg Set
            Aside Ser B (a).........................        6.000   09/01/39        1,907,373
                                                                               --------------
                                                                                  320,704,830
                                                                               --------------
            COLORADO  3.3%
    2,175   Antelope Heights Metro Dist CO
            (Prerefunded @ 12/01/13)................        8.000   12/01/23        2,696,413
    1,350   Arvada, CO Multi-Family Rev Hsg Arvada
            Nightingale Proj Rfdg (AMT) (Acquired,
            4/16/99 Cost $1,350,000) (c)............        6.250   12/01/18        1,350,702
    1,060   Beacon Pt Metro Dist CO Ser A...........        6.125   12/01/25          987,909
    1,005   Beacon Pt Metro Dist CO Ser A...........        6.250   12/01/35          904,530
    1,845   Bradburn Metro Dist No 3 CO.............        7.500   12/01/33        1,892,822
    1,860   Briargate Ctr Business Impt Dist CO
            Ser A...................................        7.450   12/01/32        1,920,450
    3,500   Bromley Pk Metro Dist CO No 2
            (Prerefunded @ 12/01/12) (a)............        8.050   12/01/32        4,273,885
    2,000   Bromley Pk Metro Dist CO No 2 Ser B
            (Prerefunded @ 12/01/12)................        8.050   12/01/32        2,442,220
    4,575   Broomfield Vlg Metro Dist No 2 CO
            Impt Rfdg...............................        6.250   12/01/32        4,261,521
    4,835   Colorado Ed & Cultural Fac Auth Rev
            Charter Sch Frontier Academy
            (Prerefunded @ 6/01/11).................        7.375   06/01/31        5,474,042
    2,500   Colorado Ed & Cultural Fac Auth Rev
            Charter Sch Platte Academy Ser A
            (Prerefunded @ 3/01/10).................        7.250   03/01/32        2,713,550
    1,005   Colorado Ed & Cultural Fac Auth Rev
            Denver Academy Rfdg Ser A...............        7.000   11/01/23        1,087,862
      810   Colorado Ed & Cultural Fac Auth Rev
            Denver Academy Rfdg Ser A...............        7.125   11/01/28          875,051
    2,100   Colorado Ed & Cultural Fac Montessori
            Sch of Denver Proj......................        7.500   06/01/22        2,293,452
    1,300   Colorado Hlth Fac Auth Hlth &
            Residential Care Fac Volunteers of Amer
            Care Ser A..............................        5.250   07/01/27        1,191,281
    3,280   Colorado Hlth Fac Auth Hlth &
            Residential Care Fac Volunteers of Amer
            Care Ser A..............................        5.300   07/01/37        2,926,449
    4,250   Colorado Hlth Fac Auth Rev & Impt
            Volunteers Rfdg Ser A (Prerefunded @
            7/01/08)................................        5.875   07/01/28        4,391,568
    3,000   Colorado Hlth Fac Auth Rev Amern Baptist
            Home Ser A..............................        5.900   08/01/37        2,882,190

See Notes to Financial Statements                                             17

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$   2,000   Colorado Hlth Fac Auth Rev Christian
            Living Cmnty Proj A.....................        5.750%  01/01/37   $    1,924,840
    8,500   Colorado Hlth Fac Auth Rev Hosp Vly View
            Assn Proj...............................        5.250   05/15/42        8,306,540
      165   Colorado Hsg Fin Auth Single Family Pgm
            Sr B2 (AMT).............................        6.800   04/01/30          169,665
    1,250   Copperleaf Met Dist No 2 CO.............        5.950   12/01/36        1,077,688
    3,210   Cross Creek Met Dist No 2 CO Ltd
            Tax Rfdg................................        6.125   12/01/37        2,832,504
    1,435   Eagle Cnty, CO Air Term Corp
            Ser A (AMT).............................        7.000   05/01/21        1,494,452
      990   Eagle Cnty, CO Air Term Corp
            Ser A (AMT).............................        7.125   05/01/31        1,034,481
    2,930   Eagle Riverview Affordable Hsg Corp CO
            Multi-Family Rev Ser A..................        6.300   07/01/29        2,976,177
    3,000   Elk Valley, CO Pub Impt Pub Impt Fee
            Ser A...................................        7.350   09/01/31        3,108,990
    5,300   Fronterra Vlg Metro Dist CO (Prerefunded
            @ 12/01/11) (a).........................        8.050   12/01/31        6,247,004
    1,150   High Plains Metro Dist CO Ser A.........        6.125   12/01/25        1,050,640
    1,750   High Plains Metro Dist CO Ser A.........        6.250   12/01/35        1,536,762
    3,910   La Plata Cnty, CO Rec Fac Rev Durango
            Mtn Resort Proj Rfdg Ser A..............        6.875   02/01/12        3,883,334
    3,725   Lafayette, CO Indl Dev Rev Rocky Mtn
            Instr Proj Ser A (AMT)..................        7.000   10/01/18        3,134,140
      270   Lafayette, CO Indl Dev Rev Rocky Mtn
            Instr Proj Ser B (a)....................        6.125   10/01/08          255,741
    6,235   Lake Creek Affordable Hsg Corp Hsg Proj
            Rfdg Ser A..............................        6.250   12/01/23        6,428,908
    5,000   Montezuma Cnty, CO Hosp Dist Hlth Fac
            Enterprise Hosp Rfdg....................        5.900   10/01/37        4,869,550
    6,200   Montrose Cnty, CO Hlthcare Fac Rev
            Homestead at Montrose Ser A.............        7.000   02/01/38        6,411,916
    4,185   Montrose, CO Mem Hosp Brd...............        6.000   12/01/28        4,358,845
    3,000   Montrose, CO Mem Hosp Brd...............        6.000   12/01/33        3,099,000
    1,000   Neu Towne, CO Metro Dist................        7.250   12/01/34          600,000
    2,745   North Range Metro Dist No 1 CO Ltd Tax
            (Prerefunded @ 12/15/11) (Acquired
            12/07/01, Cost $2,665,506) (c)..........        7.250   12/15/31        3,105,583
    1,830   North Range Metro Dist No 2 CO Ltd
            Tax.....................................        5.500   12/15/27        1,631,207
    1,200   North Range Metro Dist No 2 CO Ltd
            Tax.....................................        5.500   12/15/37        1,031,856
    6,450   Northwest, CO Metro Dist No 3 Ltd Tax...        6.250   12/01/35        5,805,193
    6,345   Rampart Range Metro Dist No 1 Co Rev
            Rampart Range Metro Dist No 2 Proj
            (Prerefunded @ 12/01/11)................        7.750   12/01/26        7,445,133

 18                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            COLORADO (CONTINUED)
$   1,850   Rendezvous Residential Metro Dist CO
            (Prerefunded @ 12/01/13)................        8.000%  12/01/21   $    2,225,790
    1,000   Serenity Ridge, CO Metro Dist No 2......        7.500   12/01/34          740,000
       50   Skyland Metro Dist CO Gunnison
            Cnty Rfdg...............................        6.750   12/01/22           50,658
      675   Snowmass Vlg, CO Multi-Family Hsg Rev
            Rfdg Ser A..............................        8.000   09/01/14          675,088
    2,000   Southlands, CO Med Dist Metro Dist No 1
            (Prerefunded @ 12/01/14)................        7.125   12/01/34        2,443,360
    2,500   Tallgrass Met Dist CO Rfdg & Impt.......        5.250   12/01/37        2,054,550
      637   Tallyns Reach Metro Dist No 2...........        6.375   12/01/23          648,409
      925   Tallyns Reach Metro Dist No 3...........        6.625   12/01/23          953,083
    1,000   Tallyns Reach Metro Dist No 3...........        6.750   12/01/33        1,020,950
    4,790   Vista Ridge Metro Dist CO (Prerefunded @
            7/01/09)................................        7.500   12/01/31        5,045,451
                                                                               --------------
                                                                                  144,243,385
                                                                               --------------
            CONNECTICUT  0.5%
    3,405   Connecticut St Dev Auth First Mtg Gross
            Rev Hlthcare Proj The Elm Pk Baptist
            Inc Proj................................        5.850   12/01/33        3,495,811
    1,500   Connecticut St Dev Auth Indl Afco Cargo
            Bdl LLC Proj (AMT)......................        8.000   04/01/30        1,584,915
      500   Connecticut St Dev Auth Mystic
            Marinelife Aquar Proj Ser A (a).........        7.000   12/01/27          510,040
    3,660   Connecticut St Hlth & Ed Fac Auth Rev
            Saint Mary's Hosp Issue Ser E...........        5.875   07/01/22        3,526,264
    3,000   Connecticut St Hlth & Ed Fac Auth Rev
            Windham Cmnty Mem Hosp Ser C............        6.000   07/01/20        3,063,540
    4,475   Georgetown Spl Taxing Dist Ser A
            (Acquired 11/16/06, Cost $4,475,000)
            (c).....................................        5.125   10/01/36        3,866,892
    1,500   Greenwich, CT Hsg Auth Multi-Family Rev
            Hsg Greenwich Close Ser B...............        7.500   09/01/27        1,500,555
    1,025   Manchester, CT Redev Agy Multi-Family
            Mtg Rev Bennet Hsg Dev Rfdg (Acquired
            9/05/96 Cost $950,288) (a) (c)..........        7.200   12/01/18        1,068,675
    2,507   New Britain, CT Hsg Auth Multi-Family
            Rev Hsg Franklin Square Manor Proj
            (AMT)...................................        7.000   07/01/21        2,775,751
      540   New Haven, CT Indl Fac Rev Adj Govt Ctr
            Thermal Energies (AMT)..................        7.250   07/01/09          540,810
                                                                               --------------
                                                                                   21,933,253
                                                                               --------------

See Notes to Financial Statements                                             19

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            DELAWARE  0.1%
$   2,000   Mashantucket Westn Pequot Tribe
            Ser A (f)...............................        5.500%  09/01/36   $    1,933,980
    3,965   Wilmington, DE Multi-Family Rent Rev Hsg
            Electra Arms Sr Assoc Proj (AMT)........        6.250   06/01/28        3,979,155
                                                                               --------------
                                                                                    5,913,135
                                                                               --------------
            DISTRICT OF COLUMBIA  0.1%
    1,545   District of Columbia Rev Methodist Home
            Issue...................................        6.000   01/01/29        1,544,907
   28,940   District of Columbia Tob Settlement Fin
            Corp Ser A..............................         *      06/15/46        2,029,562
   17,500   District of Columbia Tob Settlement Fin
            Corp Ser B..............................         *      06/15/46        1,156,400
   67,660   District of Columbia Tob Settlement Fin
            Corp Ser C..............................         *      06/15/55        1,955,374
                                                                               --------------
                                                                                    6,686,243
                                                                               --------------
            FLORIDA  13.2%
    9,000   Alachua Cnty, FL Indl Dev Rev North FL
            Retirement Vlg..........................        5.875   11/15/42        8,784,540
    1,775   Anthem Pk Cmnty Dev Dist FL Cap
            Impt Rev................................        5.800   05/01/36        1,586,459
    7,500   Bartram Pk Cmnty Dev Dist FL Assmt......        5.400   05/01/37        6,208,200
    9,860   Beacon Lakes, FL Cmnty Dev Ser A........        6.900   05/01/35        9,917,484
      975   Bellalago Ed Fac Benefits Ser B.........        5.800   05/01/34          976,238
    1,950   Bluewaters Cmnty Dev Dist of FL.........        6.000   05/01/35        2,032,134
    1,780   Boca Raton, FL Hsg Auth Mtg Hsg First
            Lien Banyan Pl Sr Apts Rfdg (Acquired
            3/23/06, Cost $1,738,312) (c)...........        5.800   10/01/26        1,695,646
    2,355   Boca Raton, FL Hsg Auth Mtg Hsg First
            Lien Banyan Pl Sr Apts Rfdg (Acquired
            3/23/06, Cost $2,322,195) (c)...........        5.900   10/01/36        2,239,228
    3,000   Bonnet Creek Resort Cmnty Dev Dist FL
            Spl Assmt...............................        7.375   05/01/34        3,153,000
    5,000   Bonnet Creek Resort Cmnty Dev Dist FL
            Spl Assmt...............................        7.500   05/01/34        5,278,800
    1,460   Brighton Lakes Cmnty Dev Dist Ser A.....        6.125   05/01/35        1,523,481
    3,500   Capital Tr Agy FL Rev Ft Lauderdale Proj
            (AMT)...................................        5.750   01/01/32        3,460,240
    2,500   Capital Tr Agy FL Rev Sub Orlando Proj
            (AMT)...................................        6.750   01/01/32        2,591,475
    3,495   Championsgate Cmnty Dev Dist Ser A......        6.250   05/01/20        3,538,862
    2,240   Citrus Cnty, FL Hosp Brd Rev Citrus Mem
            Hosp Rfdg...............................        6.250   08/15/23        2,379,059
    2,500   Citrus Cnty, FL Hosp Brd Rev Citrus Mem
            Hosp Rfdg...............................        6.375   08/15/32        2,640,075
    1,225   City Ctr Cmnty Dev Dist FL Spl Assmt Rev
            Ser A...................................        6.125   05/01/36        1,139,605

 20                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   3,000   Connerton West Cmnty Dev Dist FL Cap
            Impt Rev Ser B..........................        5.125%  05/01/16   $    2,707,590
    6,265   Connerton West Cmnty Dev FL Ser A (a)...        5.375   05/01/37        5,165,994
    2,000   Connerton West Cmnty Dev FL Ser A.......        5.950   05/01/36        1,827,640
    1,500   Cross Creek Cmnty Dev Dist FL Spl Assmt
            Rev Ser A...............................        5.600   05/01/39        1,241,775
    2,485   Cross Creek Cmnty Dev Dist FL Spl Assmt
            Rev Ser B...............................        5.500   05/01/17        2,238,016
    2,400   Cutler Cay, FL Cmnty Dev Dist...........        6.300   05/01/34        2,546,280
    2,900   Double Brn Cmnty Dev Dist FL Spl Assmt
            Ser A...................................        6.700   05/01/34        3,111,468
    9,250   Escambia Cnty, FL Environmental Ser A
            (AMT)...................................        5.750   11/01/27        9,330,197
   10,000   Fiddlers Creek Cmnty Dev Dist No 2 FL
            Spl Assmt Rev Ser A (Acquired 5/28/03,
            Cost $9,965,746) (c)....................        6.375   05/01/35        9,834,000
   11,765   Florida Hsg Fin Corp Multi-Family Hsg
            Whistlers Cove Apt Proj (AMT)...........        6.500   01/01/39       11,820,884
    7,695   Florida Hsg Fin Corp Multi-Family Mtg
            Cutler Glen & Meadows Ser U.............        6.500   10/01/33        8,046,815
    4,710   Florida Hsg Fin Corp Rev Hsg Beacon Hill
            Apt Ser C (AMT).........................        6.610   07/01/38        4,783,759
    9,085   Florida Hsg Fin Corp Rev Hsg Cypress
            Trace Apt Ser G (AMT)...................        6.600   07/01/38        9,160,315
   11,455   Florida Hsg Fin Corp Rev Hsg Westbrook
            Apt Ser U (AMT) (a).....................        6.450   01/01/39       11,624,763
    5,740   Florida Hsg Fin Corp Rev Hsg Westchase
            Apt Ser B (AMT).........................        6.610   07/01/38        5,775,358
    2,480   Fontainbleau Lakes, FL Cmnty Dev Dist
            Ser A...................................        6.000   05/01/38        2,233,513
    3,110   Gramercy Farms Cmnty Dev Dist FL Spl
            Assmt Ser A-2 (a).......................        5.250   05/01/39        2,502,835
    4,900   Gramercy Farms Cmnty Dev Dist FL Spl
            Assmt Ser B.............................        5.100   05/01/14        4,506,873
    1,965   Greyhawk Landing Cmnty Dev Dist FL Spl
            Assmt Rev Ser A.........................        7.000   05/01/33        2,111,766
    8,000   Halifax Hosp Med Ctr FL Hosp Rev Impt
            Rfdg Ser A..............................        5.375   06/01/46        8,010,240
      225   Heritage Hbr Cmnty Dev Dist FL Rev
            Rec.....................................        7.750   05/01/23          215,770
      745   Heritage Hbr Cmnty Dev Dist FL Rev Spl
            Assmt Ser A.............................        6.700   05/01/19          747,973
   11,500   Highlands Cnty, FL Hlth Fac Auth Rev
            Hosp (d)................................        5.375   11/15/35       12,653,680
    1,975   Highlands, FL Cmnty Dev Dist Spl
            Assmt...................................        5.550   05/01/36        1,689,079
    3,500   Hillsborough Cnty, FL Hsg Fin Hsg
            Clipper Cove Apt Proj Ser A (AMT).......        7.375   07/01/40        3,661,945

See Notes to Financial Statements                                             21

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   8,450   Hillsborough Cnty, FL Indl Dev Tampa
            Electric Co Proj........................        5.500%  10/01/23   $    8,594,410
    1,785   Islands at Doral FL
            (Prerefunded @ 5/01/13).................        6.375   05/01/35        2,034,739
    2,925   Islands at Doral III Cmnty 2004 Ser A...        5.900   05/01/35        2,390,866
    4,800   Jacksonville, FL Econ Dev Commn Hlthcare
            Fac Rev FL Proton Therapy Inst Rfdg
            (Acquired 8/09/07, Cost $4,853,280)
            (c).....................................        6.250   09/01/27        4,901,280
   20,000   Jea, FL Wtr & Swr Sys Rev
            (MBIA Insd) (d).........................        4.750   10/01/40       19,967,100
    3,190   Kendall Breeze Cmnty Dev Dist (a).......        6.625   11/01/33        3,654,528
    2,265   Kendall Breeze Cmnty Dev Dist (a).......        6.700   11/01/23        2,560,809
    1,410   Keys Cove Cmnty Dev Dist FL Assmt Rev...        5.875   05/01/35        1,385,424
      845   Lake Bernadette, FL Cmnty Dev Ser A.....        8.000   05/01/17          851,971
    9,320   Landmark at Doral Cmnty Dev Ser A.......        5.500   05/01/38        7,827,775
    3,150   Lee Cnty, FL Indl Dev Auth Hlthcare
            Cypress Cove Hlthpk Ser A...............        6.375   10/01/25        3,186,256
    6,000   Lee Cnty, FL Indl Dev Auth Hlthcare Fac
            Rev Cypress Cove Hlthpk Ser A...........        6.750   10/01/32        6,299,340
    3,810   Lee Cnty, FL Indl Dev Auth Hlthcare Fac
            Rev Shell PT/Alliance Oblig Group.......        5.125   11/15/36        3,544,291
    3,500   Lee Cnty, FL Indl Dev Auth Indl Dev Rev
            Lee Charter Fndtn Ser A.................        5.250   06/15/27        3,239,985
    3,500   Lee Cnty, FL Indl Dev Auth Indl Dev Rev
            Lee Charter Fndtn Ser A.................        5.375   06/15/37        3,139,045
    5,670   Leon Cnty, FL Ed Fac Auth Rev Southgate
            Residence Hall Rfdg Ser A...............        6.750   09/01/28        5,777,390
    2,840   Marshall Creek Cmnty Dev Dist FL Spl
            Assmt Ser A.............................        7.650   05/01/32        3,016,194
    5,000   Miami Beach, FL Hlth Fac Auth Hosp Mt
            Sinai Med Ctr Rfdg (Acquired 4/26/04,
            Cost $4,823,445) (c)....................        6.750   11/15/29        5,216,350
      105   Miami Beach, FL Hlth Fac Auth Hosp Rev
            Mt Sinai Med Ctr FL Proj................        5.375   11/15/18          101,497
    3,605   Miami Beach, FL Hlth Fac Auth Hosp Rev
            Mt Sinai Med Ctr FL Proj................        5.375   11/15/28        3,243,022
    1,790   Miami Beach, FL Hlth Fac Auth Hosp Rev
            Mt Sinai Med Ctr Ser A..................        6.125   11/15/11        1,862,119
    1,000   Miami Beach, FL Hlth Fac Auth Hosp Rev
            Mt Sinai Med Ctr Ser A..................        6.700   11/15/19        1,047,300
    3,465   Miami Beach, FL Hlth Fac Auth Hosp Rev
            Mt Sinai Med Ctr Ser A..................        6.800   11/15/31        3,579,241
   10,000   Miami Dade Cnty, FL Aviation Rev Miami
            Intl Arpt Hub Ser A (XLCA Insd) (AMT)...        5.000   10/01/40        9,913,200
   25,000   Miami Dade Cnty, FL Sch Brd Ctf Partn
            Ser D (FGIC Insd) (d)...................        5.000   08/01/29       25,586,375

 22                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   3,480   Midtown Miami, FL Cmnty Dev Dist Pkg
            Garage Proj Ser A.......................        6.250%  05/01/37   $    3,252,234
    6,520   Midtown Miami, FL Cmnty Dev Ser B.......        6.500   05/01/37        6,220,471
    3,975   Miromar Lakes Cmnty Dev Dist Rfdg
            Ser B...................................        7.250   05/01/12        4,225,981
    1,575   Mount Dora, FL Hlth Fac Auth Wtrman Vlg
            Proj Rfdg Ser A.........................        5.250   08/15/13        1,557,313
    3,000   Mount Dora, FL Hlth Fac Auth Wtrman Vlg
            Proj Rfdg Ser A.........................        5.750   08/15/18        3,000,180
    3,000   Mount Dora, FL Hlth Fac Auth Wtrman Vlg
            Proj Rfdg Ser A (a).....................        6.750   08/15/25        3,040,500
      275   North Broward, FL Hosp Dist Rev Impt....        6.000   01/15/31          299,390
    1,323   North Springs, FL Impt Dist Spl
            Assmt Rev...............................        7.000   05/01/19        1,333,518
    2,500   Northern Palm Beach Cnty Impt Dist FL
            Impt Wtr Ctl & Impt Unit Dev No 16
            Rfdg....................................        7.000   08/01/32        2,548,225
    2,220   Northern Palm Beach Cnty Impt Dist FL
            Impt Wtr Ctl & Impt Unit Dev No 16
            Rfdg....................................        7.500   08/01/24        2,299,365
    4,300   Northern Palm Beach Cnty Impt Dist FL
            Impt Wtr Ctl & Impt Unit Dev No 2A......        6.400   08/01/33        4,394,084
    1,500   Northern Palm Beach Cnty Impt Dist FL
            Impt Wtr Ctl & Impt Unit Dev No 43
            (Prerefunded @ 8/01/11).................        6.125   08/01/31        1,658,820
    3,915   Orange Cnty, FL Hlth Fac Auth Hosp
            Hlthcare Ser E..........................        6.000   10/01/26        4,036,052
       85   Orange Cnty, FL Hlth Fac Auth Hosp
            Hlthcare Ser E (Prerefunded @
            10/01/09)...............................        6.000   10/01/26           89,704
    2,000   Orange Cnty, FL Hlth Fac Auth Rev First
            Mtg Orlando Lutheran Tower..............        5.500   07/01/38        1,865,820
    1,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Sys
            (Prerefunded @ 11/15/10)................        6.375   11/15/20        1,092,830
    2,000   Orange Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Sys
            (Prerefunded @ 11/15/10)................        6.500   11/15/30        2,192,640
    2,000   Orange Cnty, FL Hlth Fac Auth Rev
            Westminster Cmnty Care..................        6.600   04/01/24        2,043,260
      570   Orange Cnty, FL Hlth Fac Auth
            Westminster Cmnty Care..................        6.500   04/01/12          585,761
    2,085   Orange Cnty, FL Hsg Fin Auth Hsg
            Alhambra Trace Apt Proj Ser C (a).......        7.000   04/01/28        2,200,405
    4,050   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Hsg Governors Manor Apt
            F-4.....................................        7.250   10/01/31        4,255,821
      835   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Hsg Lake Davis Apt Proj
            F-1.....................................        7.250   10/01/31          877,435

See Notes to Financial Statements                                             23

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$     220   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Hsg Lake Jennie Phase I
            Proj F-2 (a)............................        7.250%  10/01/31   $      231,180
      835   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Hsg Lake Jennie Phase
            II Proj F-3.............................        7.250   10/01/31          877,435
      345   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Hsg Mellonville Trace
            Apt F-5 (a).............................        7.250   10/01/31          362,533
    1,580   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Mtg Hands Inc Proj Ser
            A (Acquired 6/19/95, Cost $1,580,000)
            (a) (c).................................        7.000   10/01/15        1,686,603
    2,535   Orange Cnty, FL Hsg Fin Auth
            Multi-Family Rev Mtg Hands Inc Proj Ser
            A (Acquired 6/19/95, 11/24/99, and
            3/31/00, Cost $2,550,979) (c)...........        7.000   10/01/25        2,677,137
    2,280   Overoaks, FL Cmnty Dev Dist Cap
            Impt Rev................................        8.250   05/01/17        2,301,136
      975   Overoaks, FL Cmnty Dev Dist Cap Impt Rev
            Ser A...................................        6.125   05/01/35          920,702
    9,665   Palm Beach Cnty, FL Hsg Fin Auth
            Multi-Family Hsg Lake Delray Apt Proj
            Ser A (AMT).............................        6.400   01/01/31        9,850,278
    1,845   Parklands Lee Cmnty Dev Dist FL Spl
            Assmt Ser A.............................        5.800   05/01/35        1,794,336
    3,880   Parklands West Cmnty Dev Dist Spl Assmt
            Ser A...................................        6.900   05/01/32        4,107,174
    1,200   Pentathlon Cmnty Dev Dist Spl Assmt Rev
            FL (a)..................................        6.700   11/01/23        1,262,580
    1,720   Pentathlon Cmnty Dev Dist Spl Assmt Rev
            FL (a)..................................        6.750   11/01/33        1,795,302
    4,925   Pier Pk, FL Cmnty Dev Dist Ser 1........        7.150   05/01/34        5,131,505
    2,810   Pine Air Lakes Cmnty Dev Dist FL Spl
            Assmt Rev...............................        7.250   05/01/33        2,991,301
    2,420   Pine Is Cmnty Dev Dist FL Spl Assmt.....        5.750   05/01/35        2,385,394
    1,750   Pine Ridge Plantation Cmnty Ser A.......        5.400   05/01/37        1,444,748
    7,575   Pinellas Cnty, FL Ed Fac Auth Clearwater
            Christian College Ser A (Acquired
            9/05/01, Cost $7,241,776) (c)...........        7.250   09/01/31        7,994,958
    5,680   Pinellas Cnty, FL Hlth Fac Auth Oaks of
            Clearwtr Proj...........................        6.250   06/01/34        5,911,460
      650   Piney Z Cmnty Dev Dist FL Cap Impt Rev
            Ser A...................................        7.250   05/01/19          663,799
    1,855   Poinciana Cmnty Dev Dist FL Spl Assmt
            Ser A...................................        7.125   05/01/31        1,918,979
    1,000   Poinciana West Cmnty Dev Dist...........        5.875   05/01/22          969,720
    1,500   Poinciana West Cmnty Dev Dist FL
            Spl Assmt...............................        6.000   05/01/37        1,431,330

 24                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   7,480   Port Saint Lucie, FL Spl Assmt Rev
            Glassman Spl Assmt Dist Ser C (a).......        6.750%  07/01/23   $    8,007,415
    2,500   Reunion East Cmnty Dev Dist FL
            Spl Assmt...............................        5.800   05/01/36        2,212,750
    4,940   Reunion West Cmnty Dev Dist.............        6.250   05/01/36        4,746,550
    3,760   Saddlebrook, FL Cmnty Ser A.............        6.900   05/01/33        3,978,945
       10   Saddlebrook, FL Cmnty Ser B.............        6.250   05/01/09           10,028
    6,000   Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Glenmoor Proj Ser A............        5.375   01/01/40        5,436,960
    2,220   Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Glenmoor Saint John's Proj Ser
            A (Prerefunded @ 1/01/10)...............        8.000   01/01/17        2,439,380
    6,900   Saint John's Cnty, FL Indl Dev Auth
            Hlthcare Glenmoor Saint John's Proj Ser
            A (Prerefunded @ 1/01/10)...............        8.000   01/01/30        7,663,071
    4,500   Sarasota Natl Cmnty Dev Dist FL
            Spl Assmt...............................        5.300   05/01/39        3,621,195
    2,870   Sausalito Bay Cmnty Dev Dist FL Spl
            Assmt (a)...............................        6.200   05/01/35        2,819,718
    5,350   Seminole Tribe FL Spl Oblig Rev Ser A
            (f).....................................        5.500   10/01/24        5,363,643
    2,830   Seven Oaks, FL Cmnty Dev Dist II Spl
            Assmt Rev Ser A.........................        5.875   05/01/35        2,651,059
    1,945   Seven Oaks, FL Cmnty Dev Dist II Spl
            Assmt Rev Ser A.........................        6.400   05/01/34        1,984,270
    3,500   Six Mile Creek Cmnty Dev Dist FL Cap
            Impt Rev................................        5.875   05/01/38        2,830,940
    4,595   South Dade Venture Cmnty Dev............        6.900   05/01/33        4,907,965
    2,115   South Lake Cnty Hosp Dist FL South Lake
            Hosp Inc................................        6.375   10/01/28        2,229,295
    3,000   South Lake Cnty Hosp Dist FL South Lake
            Hosp Inc................................        6.375   10/01/34        3,139,140
    1,500   Sterling Hill Cmnty Dev Dist FL Cap Impt
            & Rev Ser A.............................        6.200   05/01/35        1,539,360
    3,000   Stonebrier Cmnty Dev Dist FL............        5.500   05/01/37        2,521,410
       35   Stoneybrook West Cmnty Dev Dist FL Spl
            Assmt Rev Ser B.........................        6.450   05/01/10           35,093
      920   Stoneybrook West Cmnty Dev Ser A........        7.000   05/01/32          958,134
    1,705   Sweetwater Creek Cmnty Dev Dist FL Cap
            Impt Rev Ser A..........................        5.500   05/01/38        1,356,975
   11,875   Tallahassee, FL Hlth Fac Rev Tallahassee
            Mem Hlthcare Proj.......................        6.375   12/01/30       12,253,337
    1,540   Tamarac, FL Indl Dev Rev Sun Belt
            Precision Prods Inc (AMT)...............        6.500   08/01/17        1,495,078
    3,000   Tampa, FL Hosp Rev Cap Impt H Lee
            Moffitt Ser A...........................        5.750   07/01/29        3,061,500
   10,040   Tolomato Cmnty Dev Dist FL Spl Assmt....        6.650   05/01/40        9,901,348

See Notes to Financial Statements                                             25

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   1,465   Town Ctr at Palm Coast Cmnty Dev Dist FL
            Cap Impt Rev............................        6.000%  05/01/36   $    1,351,887
    1,195   Trails at Monterey Cmnty Dev Dist FL Spl
            Assmt (a)...............................        6.500   05/01/23        1,245,525
    1,715   Trails at Monterey Cmnty Dev Dist FL Spl
            Assmt (a)...............................        6.750   05/01/33        1,784,903
    2,475   Treeline Presv Cmnty Dev Dist FL Spl
            Assmt Ser A.............................        6.800   05/01/39        2,410,700
    1,460   Turnbull Creek Cmnty Dev Dist FL
            Spl Assmt...............................        5.800   05/01/35        1,238,985
    2,368   University Square Cmnty Dev Dist FL Cap
            Impt Rev (Acquired 10/07/99, Cost
            $2,368,000) (c).........................        6.750   05/01/20        2,441,526
    4,000   University Square Cmnty Dev Dist FL Cap
            Impt Rev Ser A 1........................        5.875   05/01/38        3,667,600
    4,290   Venetian Isles, FL Ser A................        6.750   05/01/33        4,492,745
    4,695   Verandah West Cmnty Dev Dist Cap Impt
            Ser B...................................        6.625   05/01/33        4,873,128
    1,900   Vista Lakes Cmnty Dev Dist FL Cap Impt
            Rev Ser A (Prerefunded @ 5/01/12).......        6.750   05/01/34        2,145,138
      875   Vista Lakes Cmnty Dev Dist FL Cap Impt
            Rev Ser A (Prerefunded @ 5/01/10).......        7.200   05/01/32          953,776
      935   Waterchase Cmnty Dev Dist FL Ser A
            (Prerefunded @ 5/01/11).................        6.700   05/01/32        1,027,116
    2,715   Waterlefe Cmnty Dev Dist FL.............        8.125   10/01/25        2,732,159
    7,000   West Vlg Impt Dist FL Rev...............        5.500   05/01/38        5,832,470
    2,000   West Vlg Impt Dist FL Rev Spl Assmt Unit
            of Dev No 3.............................        5.500   05/01/37        1,680,940
    4,325   World Comm Cmnty Dev Dist Ser A.........        6.500   05/01/36        4,228,855
    1,925   World Comm Cmnty Dev Dist Ser A1........        6.250   05/01/22        1,897,049
                                                                               --------------
                                                                                  572,562,021
                                                                               --------------
            GEORGIA  2.8%
    5,250   Americus Sumter Cnty, GA Hosp Auth Rev
            South GA Methodist Rfdg Ser A...........        6.375   05/15/29        5,334,997
    1,845   Atlanta, GA Tax Alloc Atlantic Sta Proj
            (Prerefunded @ 12/01/11)................        7.750   12/01/14        2,071,658
    3,000   Atlanta, GA Tax Alloc Atlantic Sta Proj
            (Prerefunded @ 12/01/11)................        7.900   12/01/24        3,536,730
    3,485   Atlanta, GA Urban Residential Fin Auth
            Multi-Family Rev John Eagan Proj Ser A
            (AMT)...................................        6.750   07/01/30        3,539,436
   10,000   Atlanta, GA Wtr & Waste Wtr Rev (FSA
            Insd) (d)...............................        5.000   11/01/34       10,317,500
   40,000   Atlanta, GA Wtr & Waste Wtr Rev (FSA
            Insd) (d)...............................        5.000   11/01/37       41,270,000

 26                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            GEORGIA (CONTINUED)
$   1,000   Brunswick & Glynn Cnty, GA Dev GA PAC
            Corp Proj Rfdg (AMT)....................        5.550%  03/01/26   $      915,170
    5,250   Crisp Cnty, GA Dev Auth Intl Paper Co
            Proj Rfdg Ser A (AMT)...................        6.200   02/01/20        5,434,380
    2,000   Effingham Cnty, GA Dev Auth Solfort
            James Proj (AMT)........................        5.625   07/01/18        1,911,580
    2,250   Effingham Cnty, GA Indl Dev Auth GA PAC
            Corp Proj Rfdg..........................        6.500   06/01/31        2,267,392
    1,000   Fulton Cnty, GA Residential Care
            Canterbury Crt Proj Ser A...............        6.125   02/15/26        1,004,690
    1,750   Fulton Cnty, GA Residential Care
            Canterbury Crt Proj Ser A...............        6.125   02/15/34        1,728,440
    3,480   Fulton Cnty, GA Residential Care Saint
            Anne's Ter Proj Rfdg....................        7.625   12/01/33        3,799,290
      985   Fulton Cnty, GA Residential Care Sr Lien
            RHA Asstd Living Ser A..................        6.900   07/01/19        1,016,353
    4,810   Fulton Cnty, GA Residential Care Sr Lien
            RHA Asstd Living Ser A..................        7.000   07/01/29        4,962,814
    2,500   Medical Ctr Hosp Auth GA Rev Spring Hbr
            Green Is Proj Rfdg......................        5.250   07/01/27        2,277,500
    2,930   Renaissance On Peachtree Unit Invt Tr
            Ctf GA Custody Ctf......................        6.000   10/01/25        2,447,136
    1,000   Richmond Cnty, GA Dev Auth Intl Paper Co
            Proj Rfdg Ser A (AMT)...................        6.000   02/01/25        1,021,470
    2,500   Rockdale Cnty, GA Dev Auth Solid Waste
            Disp Visy Paper Inc Proj Ser A (AMT)....        6.125   01/01/34        2,446,650
      920   Savannah, GA Econ Dev Auth Rev First Mtg
            Marshes of Skidway Ser A................        7.400   01/01/24          962,835
    3,650   Savannah, GA Econ Dev Auth Rev First Mtg
            Marshes of Skidway Ser A................        7.400   01/01/34        3,789,941
   20,685   Tax Exempt Grantor Tr Sr Tier Ser A
            (a).....................................        6.000   10/01/25       18,220,796
                                                                               --------------
                                                                                  120,276,758
                                                                               --------------
            HAWAII  0.7%
    8,500   Hawaii PAC Hlth Spl Purp Rev Ser A......        5.600   07/01/33        8,614,495
    3,000   Hawaii St Dept Budget & Fin Kahala Nui
            Proj Ser A..............................        7.875   11/15/23        3,384,810
    5,300   Hawaii St Dept Budget & Fin Spl Purp Rev
            Kahala Nui Proj Ser A...................        7.400   11/15/17        5,922,432
    2,500   Hawaii St Dept Budget & Fin Spl Purp Rev
            Kahala Nui Proj Ser A...................        8.000   11/15/33        2,821,375
    5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser
            A.......................................        6.300   07/01/22        5,249,650
    5,000   Kuakini, HI Hlth Sys Spl Purp Rev Ser
            A.......................................        6.375   07/01/32        5,225,300
                                                                               --------------
                                                                                   31,218,062
                                                                               --------------

See Notes to Financial Statements                                             27

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            IDAHO  0.3%
$   5,350   Gooding Cnty, ID Indl Dev Corp Solid
            Waste Disp Rev Intrepid Technology & Res
            Proj (AMT) (Acquired 11/03/06, Cost
            $5,356,668) (c).........................        7.500%  11/01/24   $    4,907,448
    5,850   Idaho Hlth Fac Auth Rev Rfdg Vly Vista
            Care Corp Rfdg..........................        6.125   11/15/37        5,837,832
    4,090   Idaho Hlth Fac Auth Rev Vly Vista Care
            Rfdg Ser A..............................        7.875   11/15/29        4,487,793
                                                                               --------------
                                                                                   15,233,073
                                                                               --------------
            ILLINOIS  10.3%
    3,822   Antioch Vlg, IL Spl Svc Area No 1 Spl
            Tax Deercrest Proj......................        6.625   03/01/33        3,916,365
    5,657   Antioch Vlg, IL Spl Svc Area No 2 Spl
            Tax Clublands Proj......................        6.625   03/01/33        5,608,293
    4,457   Bolingbrook, IL Spl Svc Area No 01-1
            (Prerefunded @ 7/01/11).................        7.375   07/01/31        5,065,470
    3,961   Bolingbrook, IL Spl Svc Area No 1 Spl
            Tax Augusta Vlg Proj (Prerefunded @
            3/01/32) (Acquired 11/13/02, Cost
            $3,961,000) (c).........................        6.750   03/01/32        4,479,733
    1,990   Bolingbrook, IL Spl Svc Area No 1 Spl
            Tax Augusta Vlg Proj Ser 2004
            (Prerefunded @ 3/01/12).................        6.250   03/01/32        2,213,238
    3,923   Bolingbrook, IL Spl Svc Area No 3 Spl
            Tax Lakewood Ridge Proj (Prerefunded @
            3/01/11)................................        7.050   03/01/31        4,373,753
    4,000   Bradley, IL Rev Tax Increment Bradley
            Common..................................        6.100   01/01/27        3,965,480
    2,000   Carol Stream, IL First Mtg Rev Windsor
            Pk Manor Proj Rfdg (a)..................        7.200   12/01/14        2,040,180
      176   Cary, IL Spl Tax Spl Svc Area No 1
            Cambridge Ser A (h).....................        7.500   03/01/10          184,568
      872   Cary, IL Spl Tax Svc Area No 1 Cambridge
            Ser A (Prerefunded @ 03/01/10)..........        7.625   03/01/30          962,217
    1,750   Chicago, IL Increment Alloc Rev
            Diversey/Narragansett Proj..............        7.460   02/15/26        1,816,675
   31,935   Chicago, IL Metro Wtr Reclamation Dist
            Gtr Chicago Rfdg (d)....................        5.000   12/01/29       33,362,878
    5,690   Chicago, IL Midway Arpt Rev Drivers Ser
            229 (FSA Insd) (Acquired 9/19/01, Cost
            $5,889,111) (a) (c) (e).................        6.517   01/01/18        6,347,480
      155   Chicago, IL Neighborhoods Alive (FGIC
            Insd) (Prerefunded @ 7/01/10)...........        6.000   01/01/28          166,972
   15,000   Chicago, IL O'Hare Intl Arpt Rev (MBIA
            Insd) (d)...............................        5.000   01/01/29       15,654,825
   65,190   Chicago, IL O'Hare Intl Arpt Rev Ser A
            (FGIC Insd) (d).........................        5.000   01/01/33       66,600,169

 28                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$  10,000   Chicago, IL O'Hare Intl Arpt Rev (MBIA
            Insd) (d)...............................        5.250%  01/01/26   $   10,436,550
   10,000   Chicago, IL O'Hare Intl Arpt Rev Ser A
            (MBIA Insd) (d).........................        5.250   01/01/27       10,239,900
    4,000   Chicago, IL Spl Assmt Lake Shore
            East Proj...............................        6.750   12/01/32        4,179,920
    1,020   Chicago, IL Tax Increment Alloc Read
            Dunning Ser B (ACA Insd)................        7.250   01/01/14        1,042,185
   20,000   Cook County, IL Cap Impt Ser B (MBIA
            Insd) (d)...............................        5.000   11/15/29       20,803,300
    4,964   Cortland, IL Spl Svc Area No 01 Spl Tax
            Neucort Lakes Proj (Prerefunded @
            3/01/12) (a)............................        6.875   03/01/32        5,674,100
    2,500   Gilberts, IL Spl Svc Area No 19 Spl Tax
            Ser 1...................................        5.375   03/01/16        2,345,800
    3,000   Gilberts, IL Spl Svc Area No 9 Spl Tax
            Big Timber Proj (Prerefunded @ 3/01/11)
            (i).....................................        7.750   03/01/27        3,448,350
    2,500   Godfrey, IL Rev Utd Methodist Vlg Ser
            A.......................................        5.875   11/15/29        1,970,575
    2,960   Hampshire, IL Spl Svc Area No 16 Spl Tax
            Crown Dev Prairie Ridge Proj Ser A......        6.000   03/01/46        2,862,942
    4,860   Hampshire, IL Spl Svc Area No 17 Spl Tax
            Crown Dev Oakstead Proj Ser A...........        6.000   03/01/45        4,667,787
    4,040   Hampshire, IL Spl Svc Area No 19 Spl Tax
            Crown Dev Prairie Ridge East Ser A......        6.000   03/01/46        3,879,127
    3,250   Hoopeston, IL Hosp Cap Impt Rev
            Hoopeston Cmnty Mem Hosp Impt & Rfdg....        6.550   11/15/29        3,212,625
    2,595   Huntley, IL Increment Alloc Rev Huntley
            Redev Proj Ser A........................        8.500   12/01/15        2,638,700
    3,987   Huntley, IL Spl Svc Area No 10 Ser A
            (Prerefunded @ 3/01/09).................        6.500   03/01/29        4,213,262
    4,320   Huntley, IL Spl Svc Area No 6
            (Prerefunded @ 2/01/08) (a).............        6.750   02/01/25        4,429,080
    3,850   Huntley, IL Spl Svc Area No 7
            (Prerefunded @ 3/01/09) (a).............        6.300   03/01/28        4,047,890
    1,500   Illinois Fin Auth Rev Bd Antic
            Nt Tallgrass (f)........................         *      02/15/12        1,472,220
    4,425   Illinois Fin Auth Rev Christian Homes
            Inc Rfdg Ser A..........................        5.750   05/15/26        4,257,071
    2,825   Illinois Fin Auth Rev Christian Homes
            Inc Rfdg Ser A..........................        5.750   05/15/31        2,670,473
    9,450   Illinois Fin Auth Rev Clare Oaks Proj
            Ser A...................................        6.000   11/15/39        9,156,294
    4,000   Illinois Fin Auth Rev Clare Oaks Proj
            Ser A...................................        6.125   05/15/38        3,959,000
    2,000   Illinois Fin Auth Rev Clare Wtr Tower
            Proj Ser A..............................        6.000   05/15/25        2,010,460

See Notes to Financial Statements                                             29

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   1,630   Illinois Fin Auth Rev Cmnty Fac Clinic
            Altgeld Proj............................        8.000%  11/15/16   $    1,643,480
    2,500   Illinois Fin Auth Rev Fairview Oblig Grp
            Rfdg Ser A..............................        6.125   08/15/27        2,507,550
    3,500   Illinois Fin Auth Rev Franciscan
            Cmnty Inc...............................        5.500   05/15/37        3,238,935
    3,000   Illinois Fin Auth Rev Franciscan Cmnty
            Inc Ser A...............................        5.500   05/15/27        2,863,800
    2,500   Illinois Fin Auth Rev Franciscan Cmnty
            Saint Joseph Ser A......................        6.000   05/15/34        2,460,850
    2,700   Illinois Fin Auth Rev Kewanee Hosp
            Proj....................................        5.000   08/15/26        2,440,854
    5,000   Illinois Fin Auth Rev Kewanee Hosp
            Proj....................................        5.100   08/15/31        4,411,200
    5,000   Illinois Fin Auth Rev Luther Oaks Proj
            Ser A...................................        6.000   08/15/39        4,905,600
   10,000   Illinois Fin Auth Rev Sherman Hlth Sys
            Ser A...................................        5.500   08/01/37        9,833,900
   10,000   Illinois Fin Auth Student Hsg Rev Ed
            Advancement Fd Inc Rfdg Ser B...........        5.000   05/01/25        9,492,100
    2,365   Illinois Hlth Fac Auth Rev Chestnut
            Square at Glen Proj Ser A (a)...........        6.625   08/15/24        2,365,118
    3,255   Illinois Hlth Fac Auth Rev Chestnut
            Square at Glen Proj Ser A (a)...........        7.000   08/15/29        3,328,791
    2,000   Illinois Hlth Fac Auth Rev Condell
            Med Ctr.................................        5.500   05/15/32        2,009,740
    1,250   Illinois Hlth Fac Auth Rev Covenant
            Retirement Cmnty........................        5.875   12/01/31        1,285,300
    5,000   Illinois Hlth Fac Auth Rev Covenant
            Retirement Cmnty Ser B..................        6.125   12/01/28        5,241,100
    2,000   Illinois Hlth Fac Auth Rev Ctr Baptist
            Home Proj (Prerefunded @ 11/15/09)......        7.125   11/15/29        2,148,800
    3,530   Illinois Hlth Fac Auth Rev Friendship
            Vlg Schaumburg Ser A (a)................        5.250   12/01/18        3,600,741
    6,000   Illinois Hlth Fac Auth Rev Lutheran Sr
            Ministries Oblig Ser A (Prerefunded @
            8/15/11)................................        7.375   08/15/31        6,893,880
      750   Illinois Hlth Fac Auth Rev Rfdg Ser A...        6.200   08/15/23          751,718
    3,375   Illinois Hlth Fac Auth Rev Rfdg Ser A...        6.400   08/15/33        3,382,459
    2,650   Illinois Hlth Fac Auth Rev Ser A........        7.000   11/15/32        2,781,016
    6,750   Illinois Hlth Fac Auth Rev St Benedict
            Ser 2003A...............................        6.900   11/15/33        6,138,653
   22,800   Illinois St (MBIA Insd) (d).............        5.000   09/01/28       23,732,178
    6,739   Illinois St Real Estate Lease Ctf (ACA
            Insd) (Acquired 7/01/98, Cost
            $7,735,447) (c).........................        8.800   06/15/18        6,850,301
    1,825   Lincolnshire, IL Spl Svc Area Sedgebrook
            Proj....................................        6.250   03/01/34        1,861,099
    1,410   Loves Pk, IL Rev Hoosier Care Proj Ser
            A.......................................        7.125   06/01/34        1,422,845

 30                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   2,201   Manhattan, IL No 04-1 Brookstone Springs
            Proj....................................        6.100%  03/01/35   $    2,216,825
    3,923   Minooka, IL Spl Assmt Impt Lakewood
            Trails Proj.............................        6.625   03/01/33        4,101,340
    1,905   Minooka, IL Spl Assmt Impt Lakewood
            Trails Unit 2 Proj......................        6.375   03/01/34        1,968,894
    2,971   Minooka, IL Spl Assmt Impt Praire
            Ridge Proj..............................        6.875   03/01/33        3,131,523
    2,137   Montgomery, IL Spl Assmt Impt Lakewood
            Creek Proj (Prerefunded @ 3/01/11)......        7.750   03/01/30        2,439,984
    2,981   Pingree Grove, IL Spl Svc Area No 2 Spl
            Tax Cambridge Lakes Proj Ser 05-2.......        6.000   03/01/35        2,916,133
    2,248   Pingree Grove, IL Spl Svc Area No 7 Spl
            Tax Cambridge Lakes Proj Ser 06.........        6.000   03/01/36        2,169,298
    3,685   Pingree Grove Vlg, IL Rev Cambridge
            Lakes Learning Ctr......................        6.000   06/01/36        3,458,630
    2,315   Plano, IL Spl Svc Area No 1 Lakewood
            Springs Proj Ser A......................        6.200   03/01/34        2,366,416
    3,800   Plano, IL Spl Svc Area No 6 Spl Tax
            Lakewood Springs Club Proj..............        5.800   03/01/37        3,563,944
    5,023   Round Lake, IL Lakewood Grove Spl Svc
            Area No 4 Spl Tax (Prerefunded @
            3/01/13) (a)............................        6.750   03/01/33        5,796,843
    3,686   Round Lake, IL Rev
            (Prerefunded @ 3/01/13).................        6.700   03/01/33        4,245,535
    3,285   Saint Charles, IL Spl Svc Area No 21
            (a).....................................        6.625   03/01/28        3,358,223
    1,921   Volo Vlg, IL Spl Svc Area No 3 Symphony
            Meadows Proj Ser 1......................        6.000   03/01/36        1,853,746
    3,200   Wheeling, IL Tax Increment Rev N
            Milwaukee/Lake Cook Tif Proj............        6.000   01/01/25        3,105,088
    2,000   Yorkville, IL Utd City Business Dist Rev
            Storm Wtr Impt Proj.....................        6.000   01/01/26        1,875,220
    2,078   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2003-100 Raintree Vlg Proj.......        6.875   03/01/33        2,177,806
    2,776   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2003-101 Windett Ridge Proj
            (Acquired 9/03/03, Cost $2,776,000)
            (c).....................................        6.875   03/01/33        2,909,331
    2,900   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 2006-113 Cannonball/Beecher......        5.750   03/01/28        2,701,350
    2,347   Yorkville, IL Utd City Spl Svc Area Spl
            Tax No 4 104 MPI Grade Res Proj.........        6.375   03/01/34        2,373,685
    3,500   Yorkville, IL Utd City Spl Svc No
            2005-108-Autumn Creek Proj..............        6.000   03/01/36        3,377,465
                                                                               --------------
                                                                                  450,075,194
                                                                               --------------

See Notes to Financial Statements                                             31

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            INDIANA  1.8%
$   1,500   Anderson, IN Econ Dev Rev Anderson Univ
            Proj (Prerefunded @ 10/01/11)...........        6.375%  10/01/26   $    1,646,400
    1,100   Crawfordsville, IN Redev Cmnty Dist Tax
            Increment Rev (Acquired 10/15/97, Cost
            $1,100,000) (a) (c).....................        7.350   02/01/17        1,124,167
    1,020   Delaware Cnty, IN Redev Dist Tax
            Increment Rev...........................        6.875   02/01/18        1,037,340
    3,750   Indiana Hlth & Ed Fac Fin Cmnty Fndtn
            Northwest IN............................        5.500   03/01/37        3,640,875
    1,500   Indiana Hlth Fac Fin Auth H Cmnty Fndtn
            Northwest IN Ser A......................        6.250   03/01/25        1,595,955
    3,435   Indiana Hlth Fac Fin Auth Rev Franciscan
            Cmnty Rfdg Ser A (a)....................        6.400   05/15/24        3,435,893
    2,305   Indiana Hlth Fac Fin Auth Rev Hoosier
            Care Proj Ser A.........................        7.125   06/01/34        2,325,999
    1,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn
            Northwest IN Ser A......................        5.375   03/01/19        1,022,650
    2,000   Indiana Hlth Fac Hosp Rev Cmnty Fndtn
            Northwest IN Ser A......................        6.000   03/01/34        2,070,100
   14,380   Indiana Muni Pwr Agy Pwr Supply Rev Ser
            A (AMBAC Insd) (d)......................        5.000   01/01/26       14,870,760
   15,130   Indiana Muni Pwr Agy Pwr Supply Rev Ser
            A (AMBAC Insd) (d)......................        5.000   01/01/27       15,646,356
    7,895   Indiana Muni Pwr Agy Pwr Supply Rev Ser
            A (AMBAC Insd) (d)......................        5.000   01/01/28        8,164,440
    3,000   North Manchester, IN Rev Peabody
            Retirement Cmnty Proj Ser A.............        7.250   07/01/33        3,057,180
    2,000   Portage, IN Spl Impt Dist Rev Marina
            Shores Proj.............................        6.375   03/01/35        1,953,060
      175   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................          *     12/30/10          138,530
      135   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *      12/30/11           98,991
      130   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *      12/30/12           88,300
      130   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *      12/30/13           81,791
      125   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *      12/30/14           72,849
      125   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *      12/30/15           67,480
      125   Saint Joseph Cnty, IN Redev Dist Tax
            Increment Rev Ser B (a).................         *      12/30/16           62,505
    1,405   Valparaiso, IN Econ Dev Rev First Mtg
            Whispering Pines Ctr (a)................        7.750   01/01/12        1,406,953

 32                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            INDIANA (CONTINUED)
$   2,045   Valparaiso, IN Econ Dev Rev First Mtg
            Whispering Pines Ctr (a)................        8.000%  01/01/17   $    2,047,679
    4,000   Vigo Cnty, IN Hosp Auth Rev Un
            Hosp Inc (f)............................        5.700   09/01/37        3,734,560
    4,780   Vigo Cnty, IN Hosp Auth Rev Un
            Hosp Inc (f)............................        5.750   09/01/42        4,404,244
    1,500   Vigo Cnty, IN Hosp Auth Rev Un
            Hosp Inc (f)............................        5.800   09/01/47        1,388,850
    2,170   Whiting, IN Redev Dist Tax Increment Rev
            Std Ave Proj............................        5.350   01/15/27        2,011,807
                                                                               --------------
                                                                                   77,195,714
                                                                               --------------
            IOWA  0.8%
    2,515   Black Hawk Cnty, IA Hlthcare Fac Rev
            Westn Home Proj Ser B...................        6.625   05/01/33        2,526,770
    1,000   Bremer Cnty, IA Hlthcare & Residential
            Fac Rev Proj Rfdg (Prerefunded @
            11/15/09)...............................        7.250   11/15/29        1,076,640
    2,245   Des Moines, IA Sr Hsg Rev Luther Pk Apts
            Inc Proj................................        6.250   12/01/34        2,261,411
      615   Evansdale, IA Hlthcare Westn
            Home Proj (a)...........................        6.000   11/01/39          602,134
    5,600   Evansdale, IA Hlthcare Westn Home Proj
            Ser A (a)...............................        6.000   11/01/39        5,482,848
    1,930   Iowa Fin Auth Hlthcare Fac Rev Madrid
            Home Proj (a)...........................        5.800   11/15/29        1,871,733
    2,750   Iowa Fin Auth Hlthcare Fac Rev Madrid
            Home Proj...............................        5.900   11/15/37        2,659,965
    2,265   Iowa Fin Auth Retirement Fac
            Presbyterian Homes Mill Pond............        6.000   10/01/33        2,232,611
    5,500   Jefferson Cnty, IA Hosp Rev Jefferson
            Cnty Hosp Proj Ser C....................        5.950   08/01/37        5,394,345
    1,500   Polk Cnty, IA Hlthcare Fac Rev Luther Pk
            Hlth Ctr Inc Proj.......................        6.150   10/01/36        1,503,570
    2,000   Polk Cnty, IA Hlthcare Fac Rev Luther Pk
            Hlth Ctr Inc Proj
            (Prerefunded @ 10/01/08)................        6.750   10/01/33        2,088,180
    3,480   Polk Cnty, IA Hlthcare Fac Rev Luther Pk
            Hlth Ctr Inc Ser C (a)..................        6.000   04/01/37        3,486,055
    4,970   Polk Cnty, IA Hlthcare Fac Rev Lutheran
            Pk Hlth Ctr Rfdg Ser A (a)..............        5.300   04/01/37        4,314,457
    1,250   Scott Cnty, IA Rev Ridgecrest Vlg
            Rfdg....................................        5.625   11/15/18        1,286,163
                                                                               --------------
                                                                                   36,786,882
                                                                               --------------
            KANSAS  0.3%
    1,750   Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
            Inc Ser C (Prerefunded @ 5/15/12).......        6.875   05/15/32        2,017,768
    2,800   Lenexa, KS Hlthcare Fac Rev Rfdg &
            Impt....................................        5.375   05/15/27        2,756,796
    3,500   Neosho Cnty, KS Hosp Rev Rfdg Ser A.....        5.150   09/01/31        3,406,200

See Notes to Financial Statements                                             33

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            KANSAS (CONTINUED)
$   1,000   Olathe, KS Sr Living Fac Rev Catholic
            Care Campus Inc Ser A...................        6.000%  11/15/26   $      997,160
    1,000   Olathe, KS Sr Living Fac Rev Catholic
            Care Campus Inc Ser A...................        6.000   11/15/38          986,120
    3,000   Overland Pk, KS Dev Corp Rev First Tier
            Overland Pk Ser A
            (Prerefunded @ 1/01/11).................        7.375   01/01/32        3,378,660
                                                                               --------------
                                                                                   13,542,704
                                                                               --------------
            LOUISIANA  0.8%
    6,948   Lakeshore Vlg Master Cmnty Dev Dist LA
            Spl Assmt...............................        5.250   07/01/17        6,806,886
    3,155   Louisiana Loc Govt Environment Fac Cmnty
            Dev Auth Rev Eunice Student Hsg
            Fndtn Proj..............................        7.375   09/01/33        2,717,496
    3,852   Louisiana Loc Govt Environment Fac Cmnty
            Dev Auth Rev Hlthcare Saint James Pl
            Rfdg Ser A (Prerefunded @ 11/01/09).....        7.000   11/01/25        4,161,200
    3,200   Louisiana Loc Govt Environment Fac Cmnty
            Dev Auth Rev Hlthcare Saint James Pl
            Rfdg Ser A (Prerefunded @ 11/01/09).....        7.000   11/01/29        3,456,864
    1,125   Louisiana Loc Govt Environment Fac Sr
            Air Cargo (AMT).........................        6.650   01/01/25        1,163,532
    1,450   Louisiana Pub Fac Auth Rev Hlth Fac Glen
            Retirement Ser A........................        6.700   12/01/25        1,451,653
    1,000   Louisiana Pub Fac Auth Rev Progressive
            Hlthcare................................        6.375   10/01/20        1,000,710
    1,000   Louisiana Pub Fac Auth Rev Progressive
            Hlthcare................................        6.375   10/01/28          995,550
    3,000   Louisiana St Hlth Ed Auth Lambeth House
            Proj Rfdg Ser A.........................        6.200   01/01/28        3,019,560
    7,000   Saint John Baptist Parish, LA Rev
            Marathon Oil Corp Ser A.................        5.125   06/01/37        6,697,670
    2,000   Saint Tammany, LA Pub Trust Fin Auth Rev
            Christwood Proj Rfdg....................        5.700   11/15/28        1,938,160
                                                                               --------------
                                                                                   33,409,281
                                                                               --------------
            MAINE  0.2%
    2,000   Maine Hlth & Higher Ed Fac Piper Shores
            Ser A (Prerefunded @ 1/01/09)...........        7.550   01/01/29        2,082,120
    8,050   Rumford, ME Solid Waste Disp Rev Boise
            Cascade Corp Proj Rfdg (AMT)............        6.875   10/01/26        8,329,094
                                                                               --------------
                                                                                   10,411,214
                                                                               --------------

 34                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MARYLAND  2.1%
$   1,877   Anne Arundel Cnty, MD Spl Tax Farmington
            Vlg Proj Ser A..........................        6.250%  06/01/25   $    1,919,383
    2,500   Baltimore Cnty, MD Mtg Rev Shelter Elder
            Care Ser A (Prerefunded @ 11/01/09).....        7.250   11/01/29        2,712,650
   10,800   Brunswick, MD Spl Oblg Brunswick
            Crossing Spl Taxing.....................        5.500   07/01/36       10,016,892
    1,500   Frederick Cnty, MD Spl Oblig Urbana
            Cmnty Dev Auth..........................        6.625   07/01/25        1,522,140
      990   Maryland St Cmnty Dev Admin Residential
            Ser B (AMT).............................        5.450   09/01/32        1,014,819
    6,715   Maryland St Econ Dev Corp Air Cargo BW
            II LLC Rfdg (AMT).......................        6.500   07/01/24        6,707,748
    1,540   Maryland St Econ Dev Corp Air Cargo BW
            II LLC Rfdg (AMT).......................        7.340   07/01/24        1,617,785
    2,900   Maryland St Econ Dev Corp MD Golf Course
            Sys (Prerefunded @ 6/01/11).............        8.250   06/01/28        3,346,774
    5,000   Maryland St Econ Dev Corp Rev Sr Lien
            Chesapeake Bay Rfdg Ser A...............        5.000   12/01/31        4,464,400
    2,000   Maryland St Hlth & Higher Ed Collington
            Episcopal (Prerefunded @ 4/01/11).......        6.750   04/01/23        2,214,340
    1,300   Maryland St Hlth & Higher Ed Fac
            Auth Rev................................        5.300   01/01/37        1,151,904
   24,090   Maryland St Hlth & Higher Ed Fac Auth
            Rev Medstar Hlth (d)....................        5.250   05/15/46       23,480,041
    5,000   Maryland St Hlth & Higher Ed Fac Auth
            Rev Mercy Med Ctr Ser A.................        5.500   07/01/42        4,901,200
    1,400   Maryland St Hlth & Higher Ed Medstar
            Hlth Rfdg...............................        5.375   08/15/24        1,429,904
    7,770   Maryland St Hlth & Higher Ed Medstar
            Hlth Rfdg...............................        5.500   08/15/33        7,867,047
      165   Montgomery Cnty, MD Econ Dev Rev
            Editorial Proj In Ed Ser A (Acquired
            9/28/98, Cost $165,00) (c)..............        6.250   09/01/08          160,831
    3,730   Montgomery Cnty, MD Econ Dev Rev
            Editorial Proj In Ed Ser A (Acquired
            9/28/98, Cost $3,730,000) (c)...........        6.400   09/01/28        3,077,884
    1,335   Montgomery Cnty, MD Spl Oblig West
            Germantown Dev Dist Ser B (a)...........        6.700   07/01/27        1,421,548
    4,000   Prince Georges Cnty, MD Spl Oblig
            Woodview Vlg Phase II Subdist
            (Prerefunded @ 7/01/12).................        7.000   07/01/32        4,676,040
    4,000   Salisbury, MD Spl Oblig Vlg At Aydelotte
            Farm Proj...............................        5.250   01/01/37        3,596,920

See Notes to Financial Statements                                             35

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MARYLAND (CONTINUED)
$   1,000   Westminster, MD Econ Dev Carroll
            Lutheran Vlg Ser A......................        6.000%  05/01/24   $    1,016,420
    1,500   Westminster, MD Econ Dev Carroll
            Lutheran Vlg Ser A......................        6.250   05/01/34        1,530,030
                                                                               --------------
                                                                                   89,846,700
                                                                               --------------
            MASSACHUSETTS  5.8%
    1,620   Boston, MA Indl Dev Fin Auth First Mtg
            Springhouse Inc Rfdg....................        5.875   07/01/18        1,626,253
    4,750   Boston, MA Indl Dev Fin Auth First Mtg
            Springhouse Inc Rfdg....................        6.000   07/01/28        4,754,180
    1,500   Massachusetts St Dev Fin Agy Briarwood
            Ser B (Prerefunded @ 12/01/10) (a)......        8.000   12/01/18        1,707,330
    2,500   Massachusetts St Dev Fin Agy Briarwood
            Ser B (Prerefunded @ 12/01/10)..........        8.000   12/01/22        2,845,550
    6,085   Massachusetts St Dev Fin Agy Criterion
            Child Enrichment (a)....................        6.750   01/01/34        6,382,191
      900   Massachusetts St Dev Fin Agy Dimock
            Cmnty Hlth Ctr (a)......................        6.250   12/01/13          902,268
    7,565   Massachusetts St Dev Fin Agy Dimock
            Cmnty Hlth Ctr (a)......................        6.750   12/01/33        7,771,827
    2,000   Massachusetts St Dev Fin Agy First Mtg
            Loomis Cmnty Proj Ser A.................        6.900   03/01/32        2,140,760
      850   Massachusetts St Dev Fin Agy First Mtg
            Overlook Cmnty Ser A....................        6.125   07/01/24          856,112
    5,220   Massachusetts St Dev Fin Agy First Mtg
            Overlook Cmnty Ser A....................        6.250   07/01/34        5,270,060
    2,160   Massachusetts St Dev Fin Agy Lexington
            Montessori Sch Issue (Acquired 7/30/99,
            Cost $2,160,000) (a) (c)................        6.625   08/01/29        2,220,437
      675   Massachusetts St Dev Fin Agy MCHSP Human
            Svc Providers Ser A.....................        6.750   07/01/18          690,599
      315   Massachusetts St Dev Fin Agy MCHSP Human
            Svc Providers Ser A (a) (h).............        7.500   07/01/10          334,688
    5,865   Massachusetts St Dev Fin Agy
            Regis College...........................        5.500   10/01/28        5,495,153
      760   Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)............        6.100   09/01/18          771,795
    1,445   Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)............        6.250   09/01/28        1,459,002
    1,685   Massachusetts St Dev Fin Agy Rev
            Developmental Disabilities Inc (a)......        6.750   06/01/20        1,712,415
    8,645   Massachusetts St Dev Fin Agy Rev
            Developmental Disabilities Inc (Acquired
            10/04/01, 12/20/02, 11/19/03, Cost
            $9,428,791) (a) (c).....................        8.000   06/01/20        8,964,260

 36                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MASSACHUSETTS (CONTINUED)
$     695   Massachusetts St Dev Fin Agy Rev Gtr
            Lynn Mental Hlth (Prerefunded @ 6/01/08)
            (Acquired 7/27/00, Cost $695,000) (c)...        7.750%  06/01/18   $      722,411
    1,015   Massachusetts St Dev Fin Agy Rev Gtr
            Lynn Mental Hlth Ser B (Prerefunded @
            6/01/08) (Acquired 11/19/98, Cost
            $1,015,000) (c).........................        6.375   06/01/18        1,048,251
    1,500   Massachusetts St Dev Fin Agy Rev
            Hampshire College.......................        5.700   10/01/34        1,523,010
    4,545   Massachusetts St Dev Fin Agy Rev
            Hillcrest Ed Ctr Inc....................        6.375   07/01/29        4,550,409
    4,755   Massachusetts St Dev Fin Agy Rev
            Hlthcare Fac Alliance Ser A.............        7.100   07/01/32        4,864,032
    1,025   Massachusetts St Dev Fin Agy Rev MCHSP
            Human Svc Providers Ser A (Prerefunded @
            7/01/10)................................        8.000   07/01/20        1,145,120
    2,340   Massachusetts St Dev Fin Agy Rev MCHSP
            Human Svc Providers Ser C (a)...........        7.750   07/01/30        2,436,431
    4,860   Massachusetts St Dev Fin Agy Rev New
            England Ctr For Children................        6.000   11/01/19        4,910,301
    6,940   Massachusetts St Dev Fin Agy Rev Rfdg
            First Mtg Reeds Accd Invt...............        5.750   10/01/31        6,686,829
    2,920   Massachusetts St Dev Fin Agy Rev Whitney
            Academy Issue (a).......................        7.500   09/01/30        3,065,182
      720   Massachusetts St Hlth & Ed Baystate Fac
            Auth Rev Med Ctr Ser F..................        5.500   07/01/22          744,833
    2,500   Massachusetts St Hlth & Ed Caritas
            Christi Oblig Grp Ser A.................        5.750   07/01/28        2,523,375
    9,845   Massachusetts St Hlth & Ed Caritas
            Christi Oblig Grp Ser B.................        6.250   07/01/22       10,370,132
    5,000   Massachusetts St Hlth & Ed Fac Auth Rev
            Caritas Christi Oblig Grp Ser B.........        6.750   07/01/16        5,427,400
   10,145   Massachusetts St Hlth & Ed Fac Auth Rev
            Christopher House Rfdg Ser A............        6.875   01/01/29       10,266,131
    6,800   Massachusetts St Hlth & Ed Fac Auth Rev
            Civic Invt Ser B (Prerefunded @
            12/15/12)...............................        9.150   12/15/23        8,586,632
   10,000   Massachusetts St Hlth & Ed Fac Auth Rev
            Harvard Univ Ser DD (d).................        5.000   07/15/35       10,233,150
    3,610   Massachusetts St Hlth & Ed Fac Auth Rev
            Jordan Hosp Ser D.......................        5.250   10/01/23        3,516,970
    1,465   Massachusetts St Hlth & Ed Fac Auth Rev
            Jordan Hosp Ser D.......................        5.375   10/01/28        1,429,034
    6,750   Massachusetts St Hlth & Ed Fac Auth Rev
            Jordan Hosp Ser E.......................        6.750   10/01/33        7,126,110
    7,490   Massachusetts St Hlth & Ed Fac Auth Rev
            Lasell College Ser A (a)................        5.625   07/01/29        7,466,407

See Notes to Financial Statements                                             37

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MASSACHUSETTS (CONTINUED)
$   5,600   Massachusetts St Hlth & Ed Fac Auth Rev
            Milford Whitinsville Hosp Ser D
            (Prerefunded @ 7/15/12).................        6.350%  07/15/32   $    6,345,304
    3,000   Massachusetts St Hlth & Ed Fac Auth Rev
            Nichols College Issue Ser C.............        6.125   10/01/29        3,103,020
    8,500   Massachusetts St Hlth & Ed Fac Auth Rev
            Univ MA Mem Issue Ser D.................        5.000   07/01/33        8,036,665
    1,686   Massachusetts St Hlth & Ed Fac Nichols
            College Issue Ser C.....................        6.000   10/01/17        1,757,841
    1,000   Massachusetts St Hlth & Ed Fac Northn
            Berkshire Hlth Ser B....................        6.250   07/01/24        1,027,580
    3,005   Massachusetts St Hlth & Ed Fac Northn
            Berkshire Hlth Ser B....................        6.375   07/01/34        3,103,264
       75   Massachusetts St Hlth & Ed Partn
            Hlthcare Sys Ser C......................        5.750   07/01/32           79,643
    7,330   Massachusetts St Hlth & Ed Saint Mem Med
            Ctr Ser A...............................        6.000   10/01/23        7,332,785
      600   Massachusetts St Indl Fin Agy Rev First
            Mtg GF/Pilgrim Inc Proj.................        6.500   10/01/15          539,388
    2,000   Massachusetts St Indl Fin Agy Rev First
            Mtg GF/Pilgrim Inc Proj.................        6.750   10/01/28        1,690,480
   12,245   Massachusetts St Indl Fin Agy Rev First
            Mtg Reeds Landing Proj
            (Prerefunded @ 10/01/08)................        7.550   10/01/28       12,981,292
    1,155   Massachusetts St Indl Fin Agy Rev First
            Mtg Stone Inst & Newton.................        7.700   01/01/14        1,156,040
      140   Massachusetts St Indl Fin Agy Rev Gtr
            Lynn Mental Hlth (Acquired 6/24/98, Cost
            $140,000) (c) (h).......................        6.200   06/01/08          141,716
    4,300   Massachusetts St Indl Fin Agy Rev Gtr
            Lynn Mental Hlth (Prerefunded @ 6/01/08)
            (Acquired 6/24/98, Cost $4,300,000)
            (c).....................................        6.375   06/01/18        4,440,868
    2,600   Massachusetts St Indl Fin Agy Rev
            Montserrat College Art Issue (Acquired
            12/23/97, Cost 2,600,000) (a) (c).......        7.000   12/01/27        2,655,848
   41,020   Massachusetts St Sch Bldg Auth Dedicated
            Sales Tax (FSA Insd) (d)................        5.000   08/15/30       42,788,782
                                                                               --------------
                                                                                  251,727,546
                                                                               --------------
            MICHIGAN  3.1%
    1,000   Chelsea, MI Econ Dev Corp Rev Utd
            Methodist Retirement Rfdg...............        5.400   11/15/18        1,011,530
    3,715   Chelsea, MI Econ Dev Corp Rev Utd
            Methodist Retirement Rfdg...............        5.400   11/15/27        3,700,066
    2,540   Conner Creek Academy East Michpub Sch
            Academy Rev Rfdg........................        5.000   11/01/26        2,253,564

 38                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MICHIGAN (CONTINUED)
$   2,250   Conner Creek Academy East Mich Pub Sch
            Academy Rev Rfdg........................        5.250%  11/01/31   $    2,004,368
   13,670   Flint, MI Hosp Bldg Auth Rev Hurley Med
            Ctr Rfdg................................        6.000   07/01/20       13,360,374
    1,500   Gaylord, MI Hosp Fin Auth Ltd Otsego Mem
            Hosp Rfdg...............................        6.500   01/01/37        1,534,860
    1,590   Grand Blanc Academy, MI Ctf Pt..........        7.750   02/01/30        1,606,552
    2,845   John Tollfree Hlth Sys Corp Rfdg........        6.000   09/15/23        2,905,029
    3,000   Kalamazoo, MI Econ Dev Corp Rev Heritage
            Ser A (Prerefunded @ 5/15/10)...........        7.250   05/15/25        3,306,180
    1,980   Kalamazoo, MI Econ Dev Corp Rev Oblig
            Heritage Cmnty Rfdg.....................        5.375   05/15/27        1,844,350
    2,200   Kalamazoo, MI Econ Dev Corp Rev Oblig
            Heritage Cmnty Rfdg.....................        5.500   05/15/36        2,011,636
    2,750   Kent Hosp Fin Auth MI Rev Metro Hosp
            Proj Ser A..............................        5.250   07/01/30        2,649,515
    1,500   Kent Hosp Fin Auth MI Rev Metro Hosp
            Proj Ser A..............................        6.250   07/01/40        1,581,750
    2,750   Kentwood, MI Econ Dev Ltd Oblig Holland
            Home Ser A..............................        5.375   11/15/36        2,671,350
    4,250   Macomb Cnty, MI Hosp Fin Auth Hosp Rev
            Mt Clemens Gen Hosp Ser B...............        5.750   11/15/25        4,147,702
    9,725   Macomb Cnty, MI Hosp Fin Auth Hosp Rev
            Mt Clemens Gen Hosp Ser B...............        5.875   11/15/34        9,474,581
   37,870   Michigan St Hosp Fin Auth Rev Henry Ford
            Hlth Sys Rfdg (d).......................        5.250   11/15/46       38,132,698
    2,095   Michigan St Hosp Fin Auth Rev Hosp Cent
            MI Cmnty Hosp...........................        6.250   10/01/27        2,111,299
    5,000   Michigan St Hosp Fin Auth Rev Hosp
            Oakwood Oblig Group Ser A...............        5.750   04/01/32        5,184,000
    1,375   Michigan St Hosp Fin Auth Rev Hosp
            Pontiac Osteopathic Rfdg Ser A..........        6.000   02/01/14        1,376,238
    7,315   Michigan St Hosp Fin Auth Rev Hosp
            Pontiac Osteopathic Rfdg Ser A..........        6.000   02/01/24        7,318,145
    1,750   Michigan St Hosp Fin Auth Rev
            Presbyterian Vlg Rfdg...................        5.500   11/15/35        1,688,278
    3,000   Michigan St Strategic Fd Ltd Detroit
            Edison Poll Ctl Rfdg Ser B (AMT)........        5.650   09/01/29        3,078,090
    3,675   Michigan St Strategic Fd Solid Genesee
            Pwr Stad Proj Rfdg (AMT)................        7.500   01/01/21        3,619,728
    4,500   Pontiac, MI Hosp Fin Auth Hosp Rev NOMC
            Oblig Group.............................        6.000   08/01/23        3,801,690
    3,000   Star Intl Academy MI Ctf Partn..........        8.000   03/01/33        3,314,070

See Notes to Financial Statements                                             39

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MICHIGAN (CONTINUED)
$   6,500   Wenonah Pk Ppty Inc Bay City Hotel
            Rev Bd..................................        7.500%  04/01/33   $    5,095,935
    3,485   Wenonah Pk Ppty Inc Bay City Hotel Rev
            Bd (a)..................................        7.875   04/01/22        2,746,529
                                                                               --------------
                                                                                  133,530,107
                                                                               --------------
            MINNESOTA  4.2%
    5,000   Aitkin, MN Hlth Fac Rev Riverwood
            Hlthcare Ctr Proj (Prerefunded @
            2/01/11)................................        7.750   02/01/31        5,648,500
    3,540   Albertville, MN Multi-Family Rev Hsg Grp
            For Affordable Hsg Rfdg (a).............        5.550   09/01/42        3,439,393
    2,000   Annandale, MN Econ Dev Auth Sr Hsg &
            Hlthcare Rev Annandale Care Ctr Proj
            Ser A...................................        5.900   11/01/37        1,945,160
    1,655   Buffalo, MN Hlth Care Rev Cent MN Sr Hsg
            Proj Rfdg Ser A.........................        5.375   09/01/26        1,575,080
    2,000   Buffalo, MN Hlth Care Rev Cent MN Sr Hsg
            Proj Rfdg Ser A.........................        5.500   09/01/33        1,879,460
    2,460   Cambridge, MN Hsg & Hlthcare Fac Rev
            Grandview West Proj Ser A...............        6.000   10/01/28        2,385,856
    2,000   Cambridge, MN Hsg & Hlthcare Fac Rev
            Grandview West Proj Ser B...............        6.000   10/01/33        1,958,680
    1,375   Carlton, MN Hlth & Hsg Fac Inter Faith
            Social Svc Inc Proj
            (Prerefunded @ 4/01/10).................        7.500   04/01/19        1,513,105
    2,250   Carlton, MN Hlth & Hsg Fac Inter Faith
            Social Svc Inc Proj
            (Prerefunded @ 4/01/10).................        7.750   04/01/29        2,495,700
    2,700   Carlton, MN Hlth & Hsg Inter Faith Care
            Ctr Proj Rfdg...........................        5.700   04/01/36        2,537,676
    3,500   Columbia Heights, MN Multi-Family &
            Hlthcare Fac Rev Crest View Corp Proj
            Rfdg Ser A..............................        5.700   07/01/42        3,258,710
    3,000   Coon Rapids, MN Sr Hsg Rev Epiphany Sr
            Ctzn Proj Rfdg..........................        6.000   11/01/28        2,996,280
    4,500   Cuyuna, MN Sr Hsg Rev Crosby Sr Svcs
            Proj Ser B..............................        6.100   10/01/47        4,352,850
    7,000   Dakota Cnty, MN Cmnty Dev Agy
            Multi-Family Hsg Rev Com Marice Proj
            Rfdg Ser A..............................        5.000   05/01/42        5,967,570
    2,355   Dakota Cnty, MN Cmnty Dev Agy
            Multi-Family Hsg Rev River Heights
            Assisted Rfdg Ser A.....................        5.375   05/01/40        2,155,013
      840   Detroit Lakes, MN Hsg & Hlth CDL Homes
            Proj Ser B..............................        6.000   08/01/24          850,324
    1,435   Detroit Lakes, MN Hsg & Hlth CDL Homes
            Proj Ser B..............................        6.125   08/01/34        1,454,545

 40                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MINNESOTA (CONTINUED)
$   2,500   Duluth, MN Econ Dev Auth Hlthcare Fac
            Rev Saint Luke's Hosp...................        7.250%  06/15/22   $    2,685,175
    5,630   Duluth, MN Econ Dev Auth Hlthcare Fac
            Rev Saint Luke's Hosp...................        7.250   06/15/32        5,973,148
    1,000   Edina, MN Hlthcare Fac Rev VOA Care Ctr
            MN Proj Ser A...........................        6.625   12/01/30        1,036,700
    1,500   Falcon Heights, MN Lease Rev
            Kaleidoscope Charter Sch Ser A..........        6.000   11/01/37        1,459,905
    3,845   Fridley, MN Sr Hsg Banfill Crossing
            Homes Proj..............................        6.750   09/01/34        3,651,212
    2,500   Glencoe, MN Hlthcare Fac Rev
            (Prerefunded @ 4/01/11).................        7.500   04/01/31        2,820,475
    1,900   Inver Grove Heights, MN Presbyterian
            Homes Care Rfdg.........................        5.375   10/01/26        1,829,092
    1,000   Inver Grove Heights, MN Presbyterian
            Homes Care Rfdg.........................        5.500   10/01/41          938,820
    3,000   Lake Crystal, MN Hsg Rev Ecumen Second
            Centy Rfdg..............................        5.700   09/01/36        2,818,620
      555   Lake Crystal, MN Hsg Rev Ecumen Second
            Centy Rfdg Ser A........................        5.550   09/01/26          533,083
      625   Marshall, MN Med Ctr Gross Rev Weiner
            Mem Med Ctr Proj Ser A..................        6.000   11/01/28          651,944
      800   Minneapolis & Saint Paul, MN Hsg & Redev
            Auth Hlthcare Hlth Partn Oblig Grp
            Proj....................................        5.875   12/01/29          825,872
    4,345   Minneapolis, MN Hsg & Hlthcare Fac Rev
            Providence Proj Rfdg Ser A..............        5.750   10/01/37        4,197,487
    2,165   Minneapolis, MN Hsg Rev Keeler Apts Proj
            Rfdg Ser A..............................        5.000   10/01/37        1,883,312
      325   Minneapolis, MN Multi-Family Rev Hsg
            Belmont Apt Proj (AMT)..................        7.250   11/01/16          327,707
    1,320   Minneapolis, MN Multi-Family Rev Hsg
            Belmont Apt Proj (AMT)..................        7.625   11/01/27        1,329,266
    2,050   Minneapolis, MN Rev Walker Methodist Sr
            Svcs Ser A..............................        5.875   11/15/18        2,027,942
    4,950   Minneapolis, MN Rev Walker Methodist Sr
            Svcs Ser A..............................        6.000   11/15/28        4,943,961
      900   Minnesota Agric & Econ Dev Brd Rev
            Hlthcare Benedictine Proj Ser A.........        5.500   08/01/23          876,888
      875   Minnesota Agric & Econ Dev Brd Rev
            Hlthcare Benedictine Proj Ser A.........        5.750   02/01/30          846,213
    1,060   Minnesota Agric & Econ Dev
            Evangelical.............................        6.625   08/01/25        1,127,617
      940   Minnesota Agric & Econ Dev Evangelical
            (Prerefunded @ 8/01/10).................        6.625   08/01/25        1,036,284
    3,500   Moorhead, MN Sr Hsg Rev Sheyenne
            Crossing Proj...........................        5.650   04/01/41        3,266,900

See Notes to Financial Statements                                             41

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MINNESOTA (CONTINUED)
$     875   New Ulm, MN Econ Dev Auth Hadc Ridgeway
            Proj Rfdg Ser A (GTY AGMT)..............        5.750%  06/01/28   $      853,414
    2,150   New Ulm, MN Econ Dev Auth Hadc Ridgeway
            Proj Rfdg Ser A (GTY AGMT)..............        6.000   06/01/41        2,113,429
    5,000   North Oaks, MN Sr Hsg Rev Presbyterian
            Homes North Oaks........................        6.500   10/01/47        5,140,200
    2,500   Northwest, MN Multi-Cnty Pooled Hsg Prog
            Rfdg Ser A..............................        6.250   07/01/40        2,450,425
    2,000   Oakdale, MN Rev Sr Hsg Oak Meadows Proj
            Rfdg....................................        6.250   04/01/34        2,007,040
    4,700   Orono, MN Hsg Rev Rfdg Sr Orono Woods
            Apt Ser A...............................        5.400   11/01/41        4,327,948
    6,300   Oronoco, MN Multi-Family Hsg Rev Wedum
            Shorewood Campus Proj Rfdg..............        5.400   06/01/41        6,009,822
    1,425   Ramsey, MN Lease Rev Pact Charter Sch
            Proj Ser A..............................        6.750   12/01/33        1,493,927
    2,000   Saint Cloud, MN Hsg & Redev Auth
            Sterling Heights Apts Proj (AMT)........        7.450   10/01/32        2,030,360
    4,000   Saint Paul, MN Hsg & Redev Auth Cmnty
            Peace Academy Proj Ser A................        5.000   12/01/36        3,612,840
    2,420   Saint Paul, MN Hsg & Redev Auth Higher
            Ground Academy Rfdg Ser A...............        6.875   12/01/33        2,508,112
   11,000   Saint Paul, MN Hsg & Redev Auth Hlthcare
            Fac Rev Hlth Partners Oblig Grp Proj....        5.250   05/15/36       10,753,380
    2,415   Saint Paul, MN Hsg & Redev Auth Hope
            Cmnty Academy Proj Ser A................        6.750   12/01/33        2,499,332
    3,500   Saint Paul, MN Hsg & Redev Auth Lease
            Rev New Spirit Schs Proj Ser A..........        7.500   12/01/31        3,691,380
    1,600   Saint Paul, MN Hsg & Redev Auth LSE Rev
            Achieve Language Academy Rfdg Ser A.....        7.000   12/01/32        1,671,072
    4,035   Saint Paul, MN Hsg & Redev Auth Model
            Cities Hlth Ctr Ser A (a)...............        7.250   11/01/26        4,134,342
    2,000   Saint Paul, MN Hsg & Redev Auth Rossy &
            Richard Shaller Ser A...................        5.250   10/01/42        1,785,700
    2,000   Saint Paul, MN Hsg & Redev Cmnty of
            Peace Academy Proj Ser A (Prerefunded @
            12/01/10)...............................        7.875   12/01/30        2,288,040
    7,000   Saint Paul, MN Port Auth Hotel Fac Rev
            Radisson Kellogg Proj Rfdg Ser 2
            (Prerefunded @ 8/01/08).................        7.375   08/01/29        7,386,750
    1,700   Saint Paul, MN Port Auth Lease Rev
            Hltheast Midway Campus 03 Ser A.........        5.750   05/01/25        1,702,958
    1,000   Saint Paul, MN Port Auth Lease Rev
            Hltheast Midway Campus 03 Ser B.........        6.000   05/01/30          991,430
    4,000   Vadnais Heights, MN Lease Rev Agric &
            Food Sciences Ser A.....................        6.600   12/01/34        3,889,640

 42                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MINNESOTA (CONTINUED)
$   4,660   Vadnais Heights, MN Multi-Family Rev Hsg
            Cottages Vadnais Heights Rfdg (AMT).....        7.000%  12/01/31   $    4,832,187
    1,650   Victoria, MN Private Sch Fac Holy Family
            Catholic High Sch Ser A.................        5.850   09/01/24        1,651,667
    4,500   Victoria, MN Private Sch Fac Holy Family
            Catholic High Sch Ser A.................        5.875   09/01/29        4,466,790
    4,775   Washington Cnty, MN Hsg & Redev Auth
            Hosp Fac Rev Hltheast Proj..............        5.500   11/15/27        4,645,263
    1,450   Winona, MN Hlthcare Winona Hlth Ser A...        6.000   07/01/34        1,506,956
                                                                               --------------
                                                                                  183,945,929
                                                                               --------------
            MISSISSIPPI  0.7%
    1,000   Mississippi Bus Fin Corp (AMT)..........        7.250   07/01/34        1,049,170
    5,585   Mississippi Bus Fin Corp Sys Energy Res
            Inc Proj................................        5.875   04/01/22        5,652,578
    5,050   Mississippi Dev Bank Spl Oblig Diamond
            Lakes Util Rfdg Ser A...................        6.250   12/01/17        5,034,042
    4,600   Mississippi Home Corp Rev Cleveland
            Personal Care Ser 6A (AMT) (a)..........        6.250   12/01/35        4,293,272
    4,000   Mississippi Home Corp Rev Grove Apts
            Proj Ser 1 (AMT)........................        6.250   04/01/37        3,876,920
    5,000   Mississippi Home Corp Rev Kirkwood Apts
            Proj (AMT)..............................        6.800   11/01/37        5,077,000
    3,615   Mississippi Hosp Equip & Fac & Impt Hosp
            South Cent Rfdg.........................        5.250   12/01/31        3,549,677
    1,000   Mississippi Hosp Equip & Fac Auth Rev
            Impt Hosp S W MS Med Rfdg...............        5.750   04/01/23        1,035,010
    2,000   Mississippi Hosp Equip & Fac Auth Rev
            Impt Hosp S W MS Med Rfdg...............        5.750   04/01/29        2,047,200
                                                                               --------------
                                                                                   31,614,869
                                                                               --------------
            MISSOURI  2.8%
    1,000   370 Missouri Bottom Rd Taussig Rd Trans
            Dev Dist................................        7.000   05/01/22        1,073,530
    4,750   370 Missouri Bottom Rd Taussig Rd Trans
            Dev Dist................................        7.200   05/01/33        5,086,348
    3,600   Ballwin, MO Tax Increment Rev Impt
            Ballwin Town Ctr Rfdg Ser A.............        6.500   10/01/22        3,692,520
   11,550   Branson, MO Regl Arpt Transn Dev Dist
            Arpt Rev Ser B (AMT)....................        6.000   07/01/37       10,964,184
    3,000   Bridgeton, MO Indl Dev Auth Sr Hsg Rev
            Sarah Cmnty Proj........................        5.900   05/01/28        2,978,730
      245   Cape Girardeau Cnty, MO Indl Southeast
            MO Hosp Assoc...........................        5.750   06/01/32          249,611
       30   Cape Girardeau Cnty, MO Indl Southeast
            MO Hosp Assoc (Prerefunded @ 6/01/12)...        5.750   06/01/32           32,980
    1,500   Carthage, MO Hosp Rev...................        5.875   04/01/30        1,473,330
    5,755   Carthage, MO Hosp Rev...................        6.000   04/01/38        5,636,389

See Notes to Financial Statements                                             43

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MISSOURI (CONTINUED)
$   3,000   Chesterfield, MO Indl Dev Auth Sr Living
            Fac Rev Willows at Brooking Pk Proj Ser
            A (Prerefunded @ 6/01/10)...............        6.625%  12/01/31   $    3,220,920
    3,190   Dardenne Town Square, MO Trans Dev Dist
            Sales Tax Ser A.........................        5.000   05/01/36        2,724,579
    2,390   Ellisville, MO Indl Dev Auth Indl Dev
            Rev Gambrill Gardens Phase I Proj Ser A
            (a).....................................        6.750   04/01/33        2,474,965
    2,755   Ellisville, MO Indl Dev Auth Rev
            Gambrill Gardens Proj Impt & Rfdg.......        6.200   06/01/29        2,764,753
    3,640   Fenton, MO Tax Increment Rev & Impt
            Gravois Bluffs Proj Rfdg (Prerefunded @
            10/01/12)...............................        6.125   10/01/21        4,096,856
      965   Fenton, MO Tax Increment Rev & Impt
            Gravois Bluffs Proj Rfdg (Prerefunded @
            10/01/11)...............................        7.000   10/01/21        1,101,306
    1,300   Ferguson, MO Tax Increment Rev Crossings
            at Halls Ferry Proj.....................        5.000   04/01/17        1,258,920
    3,610   Good Shepard Nursing Home Dist MO
            Nursing Home Fac Rev Rfdg...............        5.900   08/15/23        3,618,556
    2,590   Hermann, MO Area Hosp Dist Hosp Rev.....        5.100   09/01/31        2,329,860
    1,500   Joplin, MO Indl Dev Auth Hlth Freeman
            Hlth Sys Proj...........................        5.750   02/15/35        1,546,890
    3,000   Kansas City, MO Indl Dev Auth First Mtg
            Bishop Spencer Ser A....................        6.250   01/01/24        3,046,890
    4,000   Kansas City, MO Indl Dev Auth First Mtg
            Bishop Spencer Ser A....................        6.500   01/01/35        4,084,920
      455   Kansas City, MO Indl Dev Auth
            Multi-Family Hsg Rev Brentwood Manor Apt
            Proj Ser A (AMT) (a)....................        6.950   04/15/15          487,573
    1,466   Kansas City, MO Indl Dev Auth
            Multi-Family Hsg Rev Brentwood Manor Apt
            Proj Ser B (AMT)........................        7.250   10/15/38        1,523,760
      280   Kansas City, MO Indl Dev Auth
            Multi-Family Hsg Rev Walnut Grove Apt
            Proj Ser B (AMT) (a)....................        7.550   06/15/12          299,622
      990   Kansas City, MO Indl Dev Auth
            Multi-Family Hsg Rev Walnut Grove Apt
            Proj Ser B (AMT) (a)....................        7.550   06/15/22        1,051,707
    3,430   Kansas City, MO Indl Dev Auth
            Multi-Family Hsg Rev Walnut Grove Apt
            Proj Ser B (AMT) (a)....................        7.550   06/15/35        3,624,069
    2,000   Kansas City, MO Indl Dev Plaza Lib
            Proj....................................        5.900   03/01/24        1,952,060
      947   Kansas City, MO Multi-Family Hsg Rev
            Northwoods Apts Proj Ser A (AMT)........        6.450   05/01/40          974,188
    1,000   Missouri St Dev Fin Brd Fac Branson
            Landing Proj Ser A......................        5.500   12/01/24        1,017,200

 44                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            MISSOURI (CONTINUED)
$   1,500   Missouri St Dev Fin Brd Fac Branson
            Landing Proj Ser A......................        5.625%  12/01/28   $    1,524,870
    3,760   Missouri St Dev Fin Brd Infrastructure
            Fac Rev Branson Landing Proj Ser A......        5.000   06/01/35        3,527,933
    5,000   Nevada, MO Hosp Rev Nevada Regl Med Ctr
            (Prerefunded @ 10/01/11)................        6.750   10/01/31        5,651,900
    3,180   Osage Beach, MO Tax Increment Prewitts
            Point Proj..............................        6.750   05/01/23        3,333,244
    3,000   Perry Cnty, MO Nursing Home Rev Rfdg....        5.900   03/01/28        2,944,110
    5,500   Saint Joseph, MO Indl Dev Auth Hlthcare
            Rev Living Cmnty Saint Joseph Proj......        7.000   08/15/32        5,331,700
    1,000   Saint Joseph, MO Indl Dev Auth Shoppers
            North Vlg Proj Ser A....................        5.375   11/01/24          977,160
    8,000   Saint Louis Cnty, MO Indl Dev Auth Hlth
            Fac Rev Ranken Jordan Proj Ser A
            (Prerefunded @ 11/15/13)................        6.625   11/15/35        9,289,520
    2,000   Saint Louis Cnty, MO Indl Dev Auth Sr
            Living Fac Rev St Andrews Res For Srs
            Ser A...................................        6.375   12/01/30        1,992,820
    3,400   Saint Louis Cnty, MO Indl Dev Auth Sr
            Living Fac Rev St Andrews Res For Srs
            Ser A...................................        6.375   12/01/41        3,362,702
      620   Saint Louis, MO Tax Increment Rev
            Scullin Redev Area Ser A................       10.000   08/01/10          675,918
    3,135   Saline Cnty, MO Indl Dev Auth Hlth Fac
            Rev (Acquired 1/12/99, Cost $3,074,752)
            (c).....................................        6.500   12/01/28        3,189,957
    5,600   Valley Pk, MO Indl Dev Auth Sr Hsg Rev
            Cape Albeon Proj........................        6.150   12/01/33        5,621,224
                                                                               --------------
                                                                                  121,810,274
                                                                               --------------
            NEVADA  1.4%
    3,000   Boulder City, NV Hosp Rev Boulder City
            Hosp Inc Proj Rfdg......................        5.850   01/01/22        2,954,640
    5,370   Clark Cnty, NV Assisted Living Homestead
            Boulder City Proj (a)...................        6.500   12/01/27        5,477,561
    1,975   Clark Cnty, NV Impt Dist Spl Impt Dist
            No-142 Loc Impt.........................        6.100   08/01/18        2,035,001
    2,720   Clark Cnty, NV Impt Dist Spl Impt Dist
            No-142 Loc Impt.........................        6.375   08/01/23        2,802,498
    2,500   Clark Cnty, NV Indl Dev Rev NV Pwr Co
            Proj Rfdg Ser B (AMT)...................        5.900   10/01/30        2,476,550
   11,190   Clark Cnty, NV Indl Dev Rev NV Pwr Co
            Proj Rfdg Ser C.........................        5.500   10/01/30       10,507,522
   14,980   Clark County, NV Indl Dev Rev Southwest
            Gas Corp Proj Rfdg Ser B (FGIC Insd)
            (d).....................................        5.000   12/01/33       15,059,094
    5,600   Director St NV Dept Business & Ind Las
            Vegas Monorail Proj Second Tier.........        7.375   01/01/40        5,266,296

See Notes to Financial Statements                                             45

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            NEVADA (CONTINUED)
$     925   Henderson, NV Loc Impt Dist No T 13
            Ser A...................................        6.800%  03/01/22   $      954,156
    3,555   Henderson, NV Loc Impt Dist No T 13
            Ser B...................................        6.900   03/01/22        3,667,942
    1,365   Las Vegas, NV Loc Impt Bds Spl Impt Dist
            No 607..................................        6.250   06/01/24        1,311,451
      405   Las Vegas, NV Spl Impt Dist No Elkhorn
            Springs.................................        8.000   09/15/13          409,269
    2,795   Mesquite, NV Spl Impt Dist No 07-01 Loc
            Impt Anthem at Mesquite.................        6.150   08/01/37        2,738,345
    4,455   Reno, NV Spl Assmt Dist No 4 Somersett
            Pkwy....................................        6.625   12/01/22        4,662,560
                                                                               --------------
                                                                                   60,322,885
                                                                               --------------
            NEW HAMPSHIRE  0.9%
    4,845   New Hampshire Higher Ed & Hlth Fac Auth
            Rev Daniel Webster College Issue........        6.300   07/01/29        4,882,452
    2,000   New Hampshire Higher Ed & Hlth Fac Auth
            Rev First Mtg Odd Fellows Home Rfdg.....        9.000   06/01/14        2,164,820
    4,000   New Hampshire Higher Ed & Hlth Fac Auth
            Rev New England College (a).............        6.125   03/01/19        4,105,440
    1,500   New Hampshire Higher Ed & Hlth Hosp
            Littleton Hosp Assn Ser A...............        5.900   05/01/18        1,526,910
    1,250   New Hampshire Higher Ed & Hlth Hosp
            Littleton Hosp Assn Ser A...............        6.000   05/01/28        1,253,825
    6,220   New Hampshire Hlth & Ed Fac Auth Rev
            Daniel Webster College Issue (a)........        7.500   07/01/31        6,470,542
    1,035   New Hampshire Hlth & Ed Fac Auth Rev
            Havenwood-Heritage Heights Ser A........        5.350   01/01/26          972,165
      750   New Hampshire Hlth & Ed Fac Auth Rev
            Havenwood-Heritage Heights Ser A........        5.400   01/01/30          697,883
    1,735   New Hampshire Hlth & Ed Fac Auth Rev
            Hlthcare Sys Covenant Hlth..............        5.500   07/01/34        1,777,230
    1,570   New Hampshire Hlth & Ed Fac Auth Rev
            Huntington at Nashua Ser A..............        6.875   05/01/23        1,662,363
    4,600   New Hampshire Hlth & Ed Fac Auth Rev
            Huntington at Nashua Ser A..............        6.875   05/01/33        4,864,040
    1,055   New Hampshire Hlth & Ed Fac Speare Mem
            Hosp....................................        5.500   07/01/25        1,057,216
    1,150   New Hampshire Hlth & Ed Fac Speare Mem
            Hosp....................................        5.875   07/01/34        1,165,007
    2,385   New Hampshire St Business Fin Auth Elec
            Fac Rev Plymouth Cogeneration (AMT)
            (Acquired 6/29/93, Cost $2,333,981)
            (c).....................................        7.750   06/01/14        2,410,305
    3,000   New Hampshire St Business Fin Auth Rev
            Alice Peck Day Hlth Sys Rfdg Ser A
            (Prerefunded @ 10/01/09)................        7.000   10/01/29        3,233,130

 46                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            NEW HAMPSHIRE (CONTINUED)
$      75   New Hampshire St Hsg Fin Auth Single
            Family Rev Mtg Acquisition Ser G
            (AMT)...................................        6.300%  01/01/26   $       75,073
      150   New Hampshire St Hsg Fin Auth Single
            Family Rev Ser D (AMT)..................        5.900   07/01/28          152,086
                                                                               --------------
                                                                                   38,470,487
                                                                               --------------
            NEW JERSEY  2.9%
    2,000   Camden Cnty, NJ Impt Auth Rev Hlthcare
            Redev Cooper Hlth Ser A.................        5.750   02/15/34        2,046,100
    6,000   New Jersey Econ Dev Auth Cedar Crest Vlg
            Inc Fac Ser A (Prerefunded @
            11/15/11)...............................        7.250   11/15/21        6,895,140
    3,450   New Jersey Econ Dev Auth Econ Dev Rev
            Utd Methodist Homes Ser A...............        6.125   07/01/23        3,571,923
    5,800   New Jersey Econ Dev Auth Econ Dev Rev
            Utd Methodist Homes Ser A...............        6.250   07/01/33        6,009,902
    2,355   New Jersey Econ Dev Auth First Mtg
            Franciscan Oaks Proj....................        5.750   10/01/23        2,362,442
      600   New Jersey Econ Dev Auth First Mtg
            Hamilton Continuing Care Ser A
            (Prerefunded @ 11/01/10)................        8.350   11/01/30          692,076
    1,500   New Jersey Econ Dev Auth First Mtg
            Presbyterian Ser A......................        6.250   11/01/20        1,536,810
    1,500   New Jersey Econ Dev Auth First Mtg
            Presbyterian Ser A......................        6.375   11/01/31        1,523,880
    6,000   New Jersey Econ Dev Auth First Mtg
            Seashore Gardens Proj (Prerefunded @
            4/01/11)................................        7.750   04/01/33        6,868,980
    1,250   New Jersey Econ Dev Auth First Mtg
            Seashore Gardens Proj (Prerefunded @
            4/01/11)................................        8.000   04/01/23        1,440,762
    3,500   New Jersey Econ Dev Auth First Mtg
            Seashore Gardens Proj (Prerefunded @
            4/01/11)................................        8.000   04/01/31        4,034,135
    2,000   New Jersey Econ Dev Auth Retirement
            Cmnty Rev Seabrook Vlg Inc Ser A
            (Prerefunded @ 11/15/10)................        8.250   11/15/30        2,291,740
    1,000   New Jersey Econ Dev Auth Retirement
            Cmnty Rev Ser A
            (Prerefunded @ 11/15/10)................        8.000   11/15/15        1,139,120
    1,000   New Jersey Econ Dev Auth Retirement
            Cmnty Rev Ser A
            (Prerefunded @ 11/15/08)................        8.125   11/15/18        1,040,650
    1,440   New Jersey Econ Dev Auth Retirement
            Cmnty Rev Ser A
            (Prerefunded @ 11/15/10)................        8.125   11/15/23        1,645,186
    4,000   New Jersey Econ Dev Auth Rev Cig Tax....        5.750   06/15/29        4,022,600

See Notes to Financial Statements                                             47

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            NEW JERSEY (CONTINUED)
$     975   New Jersey Econ Dev Auth Rev First Mtg
            Millhouse Proj Ser A (a) (k)............        8.250%  04/01/10   $      384,735
    2,060   New Jersey Econ Dev Auth Rev First Mtg
            Millhouse Proj Ser A (k)................        8.500   04/01/16        1,097,156
    1,380   New Jersey Econ Dev Auth Rev Kullman
            Assoc LLC Proj Ser A (AMT)..............        6.125   06/01/18        1,231,498
      745   New Jersey Econ Dev Auth Rev Kullman
            Assoc LLC Proj Ser A (AMT)..............        6.750   07/01/19          666,902
    2,500   New Jersey Econ Dev Auth Rev Sr Living
            Fac Esplanade Bear (AMT)................        7.000   06/01/39        1,797,500
    1,000   New Jersey Econ Dev Auth Seabrook Vlg
            Inc Fac Rfdg............................        5.250   11/15/36          904,500
    4,895   New Jersey Econ Dev Auth Sr Mtg Arbor
            Ser A...................................        6.000   05/15/28        4,900,874
    4,000   New Jersey Econ Dev Auth Utd Methodist
            Homes NJ Oblig..........................        5.750   07/01/29        4,009,280
   23,000   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Apprec St Barnabas Hlth Ser B...........         *      07/01/35        4,502,710
   19,800   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Apprec St Barnabas Hlth Ser B...........         *      07/01/36        3,643,596
   18,400   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Apprec St Barnabas Hlth Ser B...........         *      07/01/37        3,182,096
    4,385   New Jersey Hlthcare Fac Fin Auth Rev Cap
            Hlth Sys Oblig Grp Ser A................        5.750   07/01/23        4,520,759
    1,025   New Jersey Hlthcare Fac Fin Auth Rev
            Care Inst Inc Cherry Hill Proj (a)......        7.750   07/01/10        1,030,402
    1,000   New Jersey Hlthcare Fac Fin Auth Rev
            Palisades Med Ctr NY Hlthcare...........        6.625   07/01/31        1,053,620
      905   New Jersey Hlthcare Fac Fin Auth Rev
            Pascack Vlg Hosp Assn...................        6.000   07/01/13          492,320
    1,200   New Jersey Hlthcare Fac Fin Auth Rev
            Pascack Vlg Hosp Assn...................        6.500   07/01/23          652,800
    7,000   New Jersey Hlthcare Fac Fin Auth Rev
            Pascack Vlg Hosp Assn...................        6.625   07/01/36        3,808,000
    1,155   New Jersey Hlthcare Fac Fin Auth Rev
            Raritan Bay Med Ctr Issue Rfdg..........        7.250   07/01/14        1,180,791
    1,000   New Jersey Hlthcare Fac Fin Inst Inc
            Cherry Hill Proj........................        8.000   07/01/27        1,007,320
    5,000   Tobacco Settlement Fin Corp NJ Ser 1A...        5.000   06/01/29        4,392,200
   40,430   Tobacco Settlement Fin Corp NJ Ser 1A...        5.000   06/01/41       33,938,155
                                                                               --------------
                                                                                  125,518,660
                                                                               --------------
            NEW MEXICO  0.7%
    6,855   Albuquerque, NM Retirement Fac Rev La
            Vida Llena Proj Rfdg Ser B..............        6.600   12/15/28        7,067,368
    1,395   Bernalillo Cnty, NM Multi-Family Hsg Sr
            Solar Villas Apt Ser F..................        7.250   10/15/22        1,438,650

 48                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            NEW MEXICO (CONTINUED)
$   1,495   Cabezon Pub Impt Dist NM................        6.300%  09/01/34   $    1,525,917
    3,000   Farmington, NM Pollutn Ctl Rev Pub Svc
            Co NM Proj Ser A (AMT)..................        6.600   10/01/29        3,169,200
    3,719   New Mexico Hsg Auth Region lll Sr
            Brentwood Gardens Apt Ser A (AMT).......        6.850   12/01/31        3,925,590
    2,250   New Mexico Regl Hsg Auth Hsg Wildewood
            Apt Proj Sr Ser A (a)...................        7.500   12/01/30        2,382,030
    2,620   RHA Hsg Dev Corp NM Multi-Family Rev Mtg
            Woodleaf Apt Proj Rfdg Ser A (GNMA
            Collateralized).........................        7.125   12/15/27        2,671,562
    3,275   San Juan Cnty, NM Multi-Family Hsg Apple
            Ridge Apts Sr Ser A (AMT) (a)...........        7.250   12/01/31        3,433,805
    3,250   Santa Fe Cnty, NM Proj Rev El Castillo
            Retirement Ser A........................        5.625   05/15/25        3,275,057
      750   Ventana West Pub Impt Dist NM...........        6.875   08/01/33          784,927
                                                                               --------------
                                                                                   29,674,106
                                                                               --------------
            NEW YORK  6.4%
    2,325   Amherst, NY Indl Dev Agy Sharry Zedek
            Proj Rfdg Ser A (a).....................        7.000   06/15/36        2,430,764
      545   Brookhaven, NY Indl Dev Agy Mem Hosp Med
            Ctr Inc Ser A (h).......................        7.750   11/15/10          588,943
    3,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med
            Ctr Inc Ser A (Prerefunded @
            11/15/10)...............................        8.125   11/15/20        3,404,730
    1,000   Brookhaven, NY Indl Dev Agy Mem Hosp Med
            Ctr Inc Ser A (Prerefunded @
            11/15/10)...............................        8.250   11/15/30        1,138,270
    4,760   Brookhaven, NY Indl Dev Agy Sr
            Residential Hsg Rev Woodcrest Estates
            Fac
            Ser A (AMT).............................        6.375   12/01/37        4,826,592
    1,340   Brookhaven, NY Indl Dev Agy Sr Woodcrest
            Estates Fac Ser A (AMT).................        6.250   12/01/23        1,363,584
    3,330   Dutchess Cnty, NY Indl Dev Agy Saint
            Francis Hosp Rfdg Ser A.................        7.500   03/01/29        3,584,212
      750   Erie Cnty, NY Indl Dev Agy Rev Orchard
            Pk CCRC Inc Proj Ser A..................        6.000   11/15/36          721,147
   15,000   Metropolitan Transn Auth NY Dedicated
            Tax Fd Ser A (FSA Insd) (d).............        5.250   11/15/24       15,967,350
    2,000   Monroe Cnty, NY Indl Dev Agy Civic Fac
            Rev Cloverwood Sr Living Ser A..........        6.750   05/01/23        1,908,800
    5,000   Monroe Cnty, NY Indl Dev Agy Civic Fac
            Rev Cloverwood Sr Living Ser A..........        6.875   05/01/33        4,730,800
      700   Monroe Cnty, NY Indl Dev Agy Woodland
            Vlg Proj (Prerefunded @ 11/15/10).......        8.000   11/15/15          786,079
    1,570   Monroe Cnty, NY Indl Dev Agy Woodland
            Vlg Proj (Prerefunded @ 11/15/10).......        8.550   11/15/32        1,825,470
    1,000   Mount Vernon, NY Indl Dev Agy Civic
            Fac Rev.................................        6.200   06/01/29        1,006,390

See Notes to Financial Statements                                             49

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$   3,150   New York City Indl Dev Agy Civic Fac Rev
            Cmnty Res Developmentally Disabled......        7.500%  08/01/26   $    3,179,232
    4,535   New York City Indl Dev Agy Civic Fac Rev
            Ctr For Nursing.........................        5.375   08/01/27        4,222,221
    3,375   New York City Indl Dev Agy Civic Fac Rev
            Our Lady of Mercy Med Ctr Pkg Corp
            Proj....................................        8.500   12/30/22        2,994,705
    3,000   New York City Indl Dev Agy Civic Fac Rev
            Psch Inc Proj...........................        6.375   07/01/33        3,100,590
    2,650   New York City Indl Dev Agy Civic Fac Rev
            Spl Place Inc Proj Ser A................        7.000   01/01/33        2,745,161
    5,235   New York City Indl Dev Agy Civic Fac Rev
            Touro College Proj Ser A (Prerefunded @
            6/01/09) (Acquired 6/29/99, 6/06/01,
            7/22/02 Cost $4,882,172) (c)............        6.350   06/01/29        5,584,227
    5,000   New York City Indl Dev Agy Lycee
            Francais De NY Ser C....................        6.800   06/01/28        5,333,700
   15,000   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Proj....................        6.750   03/01/15       15,709,200
   41,900   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Ser A...................        6.250   03/01/15       43,547,089
   12,000   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Ser A...................        6.500   03/01/35       12,468,960
      315   New York City Indl Dev Agy Rev Lycee
            Francais De NY Proj Ser A (ACA Insd)....        5.375   06/01/23          311,088
    7,500   New York City Indl Dev Agy Rev Visy
            Paper Inc Proj (AMT)....................        7.950   01/01/28        7,519,575
    2,500   New York Liberty Dev Corp Rev Natl
            Sports Museum Proj Ser A (Acquired
            8/07/06, Cost $2,500,000) (c)...........        6.125   02/15/19        2,515,075
    2,500   New York St Dorm Auth Rev Winthrop South
            Nassau Univ.............................        5.500   07/01/23        2,559,550
    5,195   New York St Dorm Auth Rev Winthrop South
            Nassau Univ.............................        5.750   07/01/28        5,335,525
    4,000   New York St Dorm Auth Rev Winthrop Univ
            Hosp Assn Ser A.........................        5.500   07/01/23        4,095,280
    1,720   Newark-Wayne Cmnty Hosp Inc NY Hosp Rev
            Impt & Rfdg Ser A.......................        7.600   09/01/15        1,721,600
    1,250   Oneida Cnty, NY Indl Dev Agy Civic Fac
            Saint Elizabeth Med Ser A...............        5.875   12/01/29        1,246,175
    1,520   Oneida Cnty, NY Indl Dev Agy Civic Fac
            Saint Elizabeth Med Ser B...............        6.000   12/01/19        1,536,112
      100   Onondaga Cnty, NY Indl Dev Agy Civic Fac
            Rev Iroquois Nursing Home Ser B (FHA
            Gtd) (a)................................        7.000   02/01/09          100,024
    4,000   Orange Cnty, NY Indl Dev Agy Arden Hill
            Life Care Ctr Proj Ser A................        7.000   08/01/31        4,147,640

 50                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$     225   Oswego Cnty, NY Indl Dev Agy Civic Fac
            Rev Sub St Luke Residential Hlth Ser B
            (a).....................................        7.000%  02/01/12   $      229,946
   23,475   Port Auth NY & NJ (MBIA Insd) (d).......        5.000   10/01/25       24,052,250
   12,450   Port Auth NY & NJ (MBIA Insd) (d).......        5.250   11/01/17       13,304,943
    7,160   Port Auth NY & NJ (MBIA Insd) (d).......        5.250   11/01/18        7,621,319
    5,075   Rockland Cnty, NY Indl Dev Agy Civic Fac
            Rev Dominican College Proj (Prerefunded
            @ 5/01/08) (Acquired 6/30/98, 1/28/00,
            11/13/00, Cost $4,656,737) (c)..........        6.250   05/01/28        5,228,316
    1,000   Suffolk Cnty, NY Gurwin Jewish Phase
            II......................................        6.700   05/01/39        1,055,820
    3,500   Suffolk Cnty, NY Indl Dev Agy Civic Fac
            Rev Eastn Long Is Hosp Assn (f).........        5.500   01/01/37        3,156,370
    1,000   Suffolk Cnty, NY Indl Dev Agy Continuing
            Care Retirement Peconic Landing Ser A...        8.000   10/01/20        1,078,160
    2,000   Suffolk Cnty, NY Indl Dev Agy Continuing
            Care Retirement Peconic Landing Ser A...        8.000   10/01/30        2,149,760
    6,350   Suffolk Cnty, NY Indl Dev Agy Eastn Long
            Is Hosp Assoc Ser A
            (Prerefunded @ 1/01/12).................        7.750   01/01/22        7,279,450
    2,680   Suffolk Cnty, NY Indl Dev Agy Indl Dev
            Rev Spellman High Voltage Fac Ser A
            (AMT)...................................        6.375   12/01/17        2,658,533
    4,000   Suffolk Cnty, NY Indl Dev Agy Medford
            Hamlet Asstd Living Proj (AMT)..........        6.375   01/01/39        3,907,240
    4,480   Sullivan Cnty, NY Indl Dev Agy Civic Fac
            Rev Hebrew Academy Spl Children (a).....        7.500   06/01/32        4,718,246
    1,350   Syracuse, NY Indl Dev Agy Rev First Mtg
            Jewish Home Ser A.......................        7.375   03/01/21        1,416,245
    2,325   Syracuse, NY Indl Dev Agy Rev First Mtg
            Jewish Home Ser A.......................        7.375   03/01/31        2,431,392
    1,000   Ulster Cnty, NY Indl Dev Agy Benedictine
            Hosp Proj Ser A (Prerefunded @
            6/01/09)................................        6.400   06/01/14        1,045,960
      220   Ulster Cnty, NY Indl Dev Agy Civic Fac
            Rev Benedictine Hosp Proj Ser A (h).....        6.250   06/01/08          222,666
    3,895   Ulster Cnty, NY Indl Dev Agy Civic Fac
            Rev Benedictine Hosp Proj Ser A
            (Prerefunded @ 6/01/09).................        6.450   06/01/24        4,098,631
    3,750   Utica, NY Indl Dev Agy Civic Fac Rev
            Utica College Civic Fac.................        6.850   12/01/31        3,976,838
    5,000   Westchester Cnty, NY Indl Dev Agy Mtg
            Kendal on Hudson Proj Ser A.............        6.375   01/01/24        5,182,550
    5,000   Westchester Cnty, NY Indl Dev Agy Mtg
            Kendal on Hudson Proj Ser A.............        6.500   01/01/34        5,169,700
    2,000   Westchester Cnty, NY Indl Dev Hebrew
            Hosp Sr Hsg Inc Ser A...................        7.375   07/01/30        2,102,880
                                                                               --------------
                                                                                  276,343,075
                                                                               --------------

See Notes to Financial Statements                                             51

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            NORTH CAROLINA  0.9%
$   1,000   Halifax Cnty, NC Indl Fac & Pollutn Ctl
            Fin Auth Intl Paper Co Proj Ser A
            (AMT)...................................        5.900%  09/01/25   $    1,013,560
    1,000   North Carolina Med Care Commn First Mtg
            Arbor Acres Cmnty Proj (Prerefunded @
            3/01/12)................................        6.250   03/01/27        1,110,690
    7,050   North Carolina Med Care Commn First Mtg
            Baptist Retirement Ser A................        6.400   10/01/31        7,210,740
    3,000   North Carolina Med Care Commn First Mtg
            Forest at Duke Proj
            (Prerefunded @ 9/01/12).................        6.375   09/01/32        3,355,620
    2,000   North Carolina Med Care Commn First Mtg
            Presbyterian Homes......................        5.500   10/01/31        1,944,220
    2,000   North Carolina Med Care Commn First Mtg
            Presbyterian Homes......................        5.600   10/01/36        1,949,580
    2,500   North Carolina Med Care Commn First Mtg
            Salemtowne Proj (Prerefunded @
            4/01/11)................................        6.625   04/01/31        2,759,850
    1,100   North Carolina Med Care Commn First Mtg
            Salemtowne Proj Rfdg....................        5.100   10/01/30        1,007,028
    1,850   North Carolina Med Care Commn First Mtg
            Salemtowne Rfdg.........................        5.000   10/01/23        1,743,570
    1,200   North Carolina Med Care Commn First Mtg
            Utd Methodist Homes (Prerefunded @
            10/01/09)...............................        7.000   10/01/17        1,282,464
    1,250   North Carolina Med Care Commn First Mtg
            Utd Methodist Homes (Prerefunded @
            10/01/09)...............................        7.250   10/01/32        1,341,175
    9,500   North Carolina Med Care Commn Retirement
            Fac Rev First Mtg Givens Estates Proj
            Ser A (Prerefunded @ 7/01/13)...........        6.500   07/01/32       11,046,790
    3,500   North Carolina Med Care Commn Retirement
            Fac Rev First Mtg Vlg Brookwood Rfdg....        5.250   01/01/32        3,171,770
                                                                               --------------
                                                                                   38,937,057
                                                                               --------------
            NORTH DAKOTA  0.4%
    2,610   Devils Lake, ND Hlthcare Fac Rev & Impt
            Lk Reg Lutheran Rfdg....................        6.100   10/01/23        2,165,700
      495   Fargo, ND Multi-Family Rev Hsg Trollwood
            Vlg Proj Rfdg Ser A (AMT)...............        7.250   09/01/21          507,697
      765   Fargo, ND Multi-Family Rev Hsg Trollwood
            Vlg Proj Rfdg Ser A (AMT)...............        7.400   09/01/26          784,301
    2,120   Fargo, ND Multi-Family Rev Hsg Trollwood
            Vlg Proj Rfdg Ser A (AMT)...............        7.600   09/01/31        2,174,675
    1,165   Grand Forks, ND Nursing Fac Vly Homes &
            Svc Proj (a)............................        5.450   11/01/31        1,058,064
    1,000   Grand Forks, ND Nursing Fac Vly Homes &
            Svc Proj Ser A..........................        6.250   11/01/29        1,006,230

 52                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            NORTH DAKOTA (CONTINUED)
$   1,545   Grand Forks, ND Sr Hsg Rev 4000 Vly
            Square Proj Rfdg........................        5.200%  12/01/26   $    1,405,981
    2,400   Grand Forks, ND Sr Hsg Rev 4000 Vly
            Square Proj Rfdg........................        5.300   12/01/34        2,145,912
      645   Lincoln, ND Muni Indl Dev Act Mo Slope
            Lutheran Care Ctr Proj..................        5.250   11/01/26          587,292
    2,840   Lincoln, ND Muni Indl Dev Act Mo Slope
            Lutheran Care Ctr Proj..................        5.350   11/01/41        2,460,292
    4,150   Traill Cnty, ND Hlthcare Rev Hillsboro
            Med Ctr.................................        5.500   05/01/42        3,760,232
                                                                               --------------
                                                                                   18,056,376
                                                                               --------------
            OHIO  2.9%
   10,255   Adams Cnty Hosp Fac Impt Rev Adams Cnty
            Hosp Proj...............................        6.500   09/01/36        9,019,272
    1,500   Akron Bath Copley, OH St Twp Hosp Dist
            Rev Summa Hosp Ser A....................        5.375   11/15/24        1,512,180
    4,000   Athens Cnty, OH Hosp Fac Rev Impt
            O'Bleness Mem Rfdg Ser A................        6.900   11/15/23        4,208,600
    7,650   Athens Cnty, OH Hosp Fac Rev Impt
            O'Bleness Mem Rfdg Ser A................        7.125   11/15/33        8,071,668
   70,000   Buckeye, OH Tob Settlement Fin Auth Cap
            Apprec First Sub B......................         *      06/01/47        4,176,900
   26,050   Buckeye, OH Tob Settlement Fin Auth Cap
            Apprec Sr Turbo Ser A-2.................        5.875   06/01/47       24,825,129
   22,900   Buckeye, OH Tob Settlement Fin Auth Sr
            Turbo Ser A-2...........................        5.875   06/01/30       22,314,676
    5,000   Cleveland Cuyahoga Cnty, OH Spl Assmt
            Tax Increment Proj......................        7.350   12/01/31        5,360,450
    1,355   Cuyahoga Cnty, OH Hlthcare & Indpt
            Living Fac Rev Eliza Jennings Sr Care
            Ser A...................................        5.750   05/15/27        1,304,336
    3,000   Cuyahoga Cnty, OH Hlthcare & Indpt
            Living Fac Rev Eliza Jennings Sr Care
            Ser A...................................        6.000   05/15/37        2,923,110
    3,645   Cuyahoga Cnty, OH Hlthcare & Indpt
            Living Fac Rev Eliza Jennings Sr Care
            Ser A...................................        6.000   05/15/42        3,511,593
    2,500   Cuyahoga Cnty, OH Hlthcare Fac
            Franciscan Cnty OH Inc Proj Ser C.......        6.250   05/15/32        2,517,175
    3,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton
            Inc Proj................................        7.500   01/01/30        3,239,010
    4,000   Dayton, OH Spl Fac Rev Air Fght Cargo
            Day LLC Proj (AMT)......................        6.300   04/01/22        3,907,480
    2,000   Dayton, OH Spl Fac Rev Air Fght
            Ser D (AMT).............................        6.200   10/01/09        2,091,400
    1,955   Hamilton Cnty, OH Multi-Family Rev Hsg
            Garden Hill Washington Pk Apt (AMT).....        7.750   10/01/21        1,730,410
    1,000   Lucas Cnty, OH Hlthcare Impt Sunset
            Retirement Rfdg Ser A...................        6.550   08/15/24        1,043,970

See Notes to Financial Statements                                             53

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            OHIO (CONTINUED)
$     500   Lucas Cnty, OH Hlthcare Impt Sunset
            Retirement Rfdg Ser A...................        6.625%  08/15/30   $      520,350
    3,190   Madison Cnty, OH Hosp Impt Rev Madison
            Cnty Hosp Proj Rfdg
            (Prerefunded @ 8/01/08).................        6.400   08/01/28        3,267,836
    4,340   Norwood, OH Tax Increment Rev Fin
            Cornerstone at Norwood..................        6.200   12/01/31        4,168,093
    2,000   Ohio St Air Quality Dev Auth Pollutn Ctl
            Cleveland Rfdg Ser A (a)................        6.000   12/01/13        2,020,140
    4,000   Ohio St Higher Ed Fac Cmnty Rev Hosp
            Univ Hosp Hlth Sys Inc Ser A............        5.250   01/15/46        4,041,640
      960   Pinnacle Cmnty Infrastructure Fac Ser
            A.......................................        6.000   12/01/22          979,843
    2,000   Pinnacle Cmnty Infrastructure Fac Ser
            A.......................................        6.250   12/01/36        2,035,860
      500   Port Gtr Cincinnati Dev Auth Coop Pub
            Pkg Infrastructure Proj.................        6.300   02/15/24          520,560
    2,030   Port Gtr Cincinnati Dev Auth Coop Pub
            Pkg Infrastructure Proj.................        6.400   02/15/34        2,098,391
    1,500   Tuscarawas Cnty, OH Hosp Fac Rev Twin
            City Hosp Proj..........................        6.100   11/01/22        1,469,745
    1,920   Tuscarawas Cnty, OH Hosp Fac Rev Twin
            City Hosp Proj (a)......................        6.200   11/01/27        1,870,656
    2,500   Tuscarawas Cnty, OH Hosp Fac Rev Twin
            City Hosp Proj..........................        6.350   11/01/37        2,453,875
                                                                               --------------
                                                                                  127,204,348
                                                                               --------------
            OKLAHOMA  0.9%
    3,405   Atoka Cnty, OK Hlthcare Auth Hosp Rev
            Atoka Mem Hosp..........................        6.625   10/01/37        3,511,270
    1,170   Citizen Potawatomi Nation, OK Ser A.....        6.500   09/01/16        1,221,632
    1,150   Langston, OK Econ Dev Langston Cmnty Dev
            Corp Proj Ser A (Prerefunded @
            8/01/10)................................        7.625   08/01/20        1,293,462
    2,000   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg.........................        6.000   04/01/22        2,006,600
      750   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg Ser A...................        5.700   04/01/25          732,195
    1,250   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg Ser A...................        5.875   04/01/30        1,220,288
    1,200   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg Ser A...................        7.000   04/01/25        1,217,592
    1,990   Oklahoma Cnty, OK Fin Auth Rev Epworth
            Villa Proj Rfdg Ser A
            (Prerefunded @ 4/01/10).................        7.600   04/01/30        2,179,090
    3,500   Oklahoma Dev Fin Auth Hosp Rev Great
            Plains Regl Med Ctr Proj................        5.000   12/01/27        3,352,720
    7,695   Oklahoma Dev Fin Auth Hosp Rev Great
            Plains Regl Med Ctr Proj................        5.125   12/01/36        7,295,091

 54                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            OKLAHOMA (CONTINUED)
$   5,000   Oklahoma Dev Fin Auth Rev Comache Cnty
            Hosp Proj Ser B.........................        6.375%  07/01/21   $    5,323,100
      500   Oklahoma Dev Fin Auth Rev Comanche Cnty
            Hosp Proj Ser B.........................        6.600   07/01/31          531,030
    3,740   Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Rfdg Ser A (Prerefunded @
            8/15/09) (i)............................        5.625   08/15/19        3,911,741
    2,500   Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Rfdg Ser A (Prerefunded @
            8/15/09)................................        5.750   08/15/12        2,619,950
    1,000   Oklahoma Dev Fin Auth Rev Hillcrest
            Hlthcare Sys Rfdg Ser A (Prerefunded @
            8/15/09)................................        5.750   08/15/15        1,047,980
    1,000   Stillwater, OK Med Ctr Auth.............        5.625   05/15/23        1,048,630
                                                                               --------------
                                                                                   38,512,371
                                                                               --------------
            OREGON  0.8%
    2,000   Clackamas Cnty, OR Hosp Fac Willamette
            View Inc Proj Ser A
            (Prerefunded @ 11/01/09)................        7.500   11/01/29        2,179,300
    1,000   Clatsop Care Ctr Hlth Dist OR Rev Sr
            Hsg.....................................        6.000   08/01/14        1,005,030
    4,000   Clatsop Care Ctr Hlth Dist OR Rev Sr
            Hsg.....................................        6.875   08/01/28        4,044,480
    1,670   Douglas Cnty, OR Hosp Fac Auth Rev
            Elderly Hsg Forest Glen Ser A (a).......        7.500   09/01/27        1,685,464
    9,100   Multnomah Cnty, OR Hosp Fac Auth Rev
            Terwilliger Plaza Proj Rfdg (Acquired
            5/16/03, Cost $8,832,005) (c)...........        6.500   12/01/29        9,165,065
    3,608   Oregon St Hlth Hsg Ed & Cultural Fac
            Auth Ser A (AMT)........................        7.250   06/01/28        3,700,501
    2,740   Oregon St Hlth Hsg Ed Auth OR Baptist
            Retirement Homes Ser A..................        8.000   11/15/26        2,743,069
    9,925   Yamhill Cnty, OR Hosp Auth Rev
            Friendsview Retirement Cmnty
            (Prerefunded @ 12/01/13)................        7.000   12/01/34       11,726,785
                                                                               --------------
                                                                                   36,249,694
                                                                               --------------
            PENNSYLVANIA  5.7%
    1,000   Allegheny Cnty, PA Hosp Dev Auth
            Hlthcare Fac Villa Saint Joseph.........        5.875   08/15/18          979,700
    4,500   Allegheny Cnty, PA Hosp Dev Auth
            Hlthcare Fac Villa Saint Joseph.........        6.000   08/15/28        4,352,085
    7,050   Allegheny Cnty, PA Hosp Dev Auth Rev
            Hlth Sys Ser A..........................        5.000   11/15/28        6,272,879
   28,000   Allegheny Cnty, PA Hosp Dev Auth Rev
            Hlth Sys Ser A..........................        5.375   11/15/40       25,553,920
    1,000   Allegheny Cnty, PA Hosp Dev Auth Rev
            Hosp South Hills Hlth Sys Ser B
            (Prerefunded @ 5/01/10).................        6.625   05/01/20        1,074,620

See Notes to Financial Statements                                             55

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$     925   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
            B (Prerefunded @ 11/15/10)..............        9.250%  11/15/15   $    1,074,859
    6,240   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
            B (Prerefunded @ 11/15/10)..............        9.250   11/15/22        7,379,736
   11,925   Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
            B (Prerefunded @ 11/15/10)..............        9.250   11/15/30       14,103,101
    1,695   Allegheny Cnty, PA Indl Dev Auth Lease
            Rev (AMT)...............................        6.625   09/01/24        1,699,899
    6,570   Allegheny Cnty, PA Indl Dev Auth Lease
            Rev Air Fght Cargo Fac Pit LLC (AMT)
            (a).....................................        7.750   09/01/31        7,077,927
    3,500   Berks Cnty, PA Indl Dev Auth First Mtg
            Rev One Douglassville Proj Rfdg Ser A
            (AMT)...................................        6.125   11/01/34        3,383,485
    4,275   Blair Cnty, PA Indl Dev Auth Vlg of PA
            St Proj Ser A...........................        7.000   01/01/34        4,386,748
    1,000   Bucks Cnty, PA Indl Dev Auth Rev First
            Mtg Hlthcare Fac Chandler...............        6.100   05/01/14          986,510
      900   Bucks Cnty, PA Indl Dev Auth Rev First
            Mtg Hlthcare Fac Chandler...............        6.200   05/01/19          870,264
    2,000   Bucks Cnty, PA Indl Dev Auth Rev First
            Mtg Hlthcare Fac Chandler...............        6.300   05/01/29        1,891,360
    1,000   Chartiers Vly, PA Indl & Coml Dev Auth
            First Mtg Rev Asbury Hlth Ctr Rfdg......        6.375   12/01/19        1,024,400
    2,500   Chartiers Vly, PA Indl & Coml Dev Auth
            First Mtg Rev Asbury Hlth Ctr Rfdg......        6.375   12/01/24        2,556,700
   10,295   Chester Cnty, PA Hlth & Ed Fac Chester
            Cnty Hosp Ser A.........................        6.750   07/01/31       10,804,705
    2,250   Chester Cnty, PA Hlth & Ed Jenners Pond
            Inc Proj (Prerefunded @ 7/01/12)........        7.250   07/01/24        2,647,642
    2,200   Chester Cnty, PA Hlth & Ed Jenners Pond
            Inc Proj (Prerefunded @ 7/01/12)........        7.625   07/01/34        2,622,994
    2,500   Crawford Cnty, PA Hosp Auth Sr Living
            Fac Rev.................................        6.250   08/15/29        2,516,100
    4,000   Dauphin Cnty, PA Gen Auth Rev Office &
            Pkg Forum Place Ser A...................        6.000   01/15/25        2,640,000
    5,500   Dauphin Cnty, PA Gen Auth Rev Office &
            Pkg Riverfront Office...................        6.000   01/01/25        5,000,655
    1,000   Delaware Cnty, PA Auth First Mt White
            Horse Vlg Proj Ser A (Prerefunded @
            7/01/10)................................        7.625   07/01/30        1,112,480
    1,000   Fulton Cnty, PA Indl Dev Auth Hosp Rev
            Fulton Cnty Med Ctr Proj................        5.875   07/01/31          979,330
    1,900   Fulton Cnty, PA Indl Dev Auth Hosp Rev
            Fulton Cnty Med Ctr Proj................        5.900   07/01/40        1,843,760
    4,085   Grove City, PA Area Hosp Auth Hlth
            Fac Rev Grove Manor Proj
            (Prerefunded @ 8/15/08).................        6.625   08/15/29        4,226,709

 56                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   2,000   Harrisburg, PA Auth Univ Rev Harrisburg
            Univ Of Science Ser A...................        5.400%  09/01/16   $    2,018,560
    6,450   Harrisburg, PA Auth Univ Rev Harrisburg
            Univ Of Science Ser B...................        6.000   09/01/36        6,444,905
    4,530   Hazleton, PA Hlth Svc Auth Hazleton
            Saint Joseph's Med Ctr..................        6.200   07/01/26        4,530,045
    2,200   Indiana Cnty, PA Indl Dev Auth Pollutn
            Ctl Rev PSEG Pwr LLC Proj Rfdg (AMT)....        5.850   06/01/27        2,237,884
    1,650   Lancaster, PA Indl Dev Auth Rev Garden
            Spot Vlg Proj Ser A (Prerefunded @
            5/01/10)................................        7.625   05/01/31        1,829,619
    2,500   Lehigh Cnty, PA Gen Purp Auth Good
            Shepherd Group Ser A....................        5.625   11/01/34        2,591,075
    3,000   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Church Home Inc....        7.750   11/01/33        3,243,630
    3,000   Lehigh Cnty, PA Gen Purp Auth Rev First
            Mtg Bible Fellowship Church Home Inc
            Proj Ser A..............................        6.000   12/15/23        3,014,160
    3,000   Lehigh Cnty, PA Gen Purp Auth Rev
            Kidspeace Oblig Grp Rfdg................        6.000   11/01/18        2,985,600
    6,085   Lehigh Cnty, PA Gen Purp Auth Rev
            Kidspeace Oblig Grp Rfdg................        6.000   11/01/23        5,962,570
    1,790   Lehigh Cnty, PA Indl Dev Auth Hlth Fac
            Rev Lifepath Inc Proj...................        6.100   06/01/18        1,739,415
    4,000   Lehigh Cnty, PA Indl Dev Auth Hlth Fac
            Rev Lifepath Inc Proj...................        6.300   06/01/28        3,855,320
    1,640   Luzerne Cnty, PA Indl Dev Auth First Mtg
            Gross Rev Rfdg (a)......................        7.875   12/01/13        1,640,820
    4,180   Montgomery Cnty, PA Higher Ed & Hlth
            Auth Rev Impt & Rfdg....................        6.875   04/01/36        4,310,416
    1,271   Montgomery Cnty, PA Indl Dev Auth Rev
            First Mtg The Meadowood Corp Proj Rfdg
            Ser A...................................        6.000   12/01/10        1,271,712
    1,000   Montgomery Cnty, PA Indl Dev Auth Rev
            First Mtg The Meadowood Corp Proj Rfdg
            Ser A...................................        6.250   12/01/17        1,017,640
    3,100   Montgomery Cnty, PA Indl Dev Auth Rev
            Hlthcare Adv Geriatric Ser A............        8.375   07/01/23        3,104,495
    1,500   Montgomery Cnty, PA Indl Dev Auth Rev
            Mtg Whitemarsh Continuing Care Proj.....        6.125   02/01/28        1,518,480
    6,950   Montgomery Cnty, PA Indl Dev Auth Rev
            Mtg Whitemarsh Continuing Care Proj.....        6.250   02/01/35        7,037,222
    2,410   Montgomery Cnty, PA Indl Dev Auth Rev
            Wordsworth Academy (a)..................        7.750   09/01/14        2,413,133
    1,600   Mount Lebanon, PA Hosp Auth Saint Clair
            Mem Hosp Ser A..........................        5.625   07/01/32        1,642,096

See Notes to Financial Statements                                             57

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   2,235   Northeastern, PA Hosp & Ed Auth Hlthcare
            Rev.....................................        7.125%  10/01/29   $    2,282,293
    2,900   Pennsylvania Econ Dev Fin Auth Exempt
            Fac Rev Amtrak Proj Ser A (AMT).........        6.125   11/01/21        3,016,725
    2,755   Pennsylvania Econ Dev Fin Auth Exempt
            Fac Rev Amtrak Proj Ser A (AMT).........        6.250   11/01/31        2,851,838
    3,000   Pennsylvania Econ Dev Fin Auth Exempt
            Fac Rev Amtrak Proj Ser A (AMT).........        6.375   11/01/41        3,117,060
    2,650   Pennsylvania Econ Dev Fin Auth Exempt
            Fac Rev Amtrak Proj Ser A (AMT).........        6.500   11/01/16        2,810,775
    2,230   Pennsylvania Econ Dev Fin Northwestn
            Human Svc Ser A.........................        5.250   06/01/28        2,011,103
    7,000   Pennsylvania Econ Dev Fin Reliant Energy
            Ser B (AMT).............................        6.750   12/01/36        7,447,860
    5,000   Pennsylvania St Higher Ed Fac
            La Salle Univ...........................        5.500   05/01/34        5,053,350
      985   Pennsylvania St Higher Ed Student Assn
            Inc Proj Ser A..........................        6.750   09/01/32        1,041,864
    1,565   Pennsylvania St Higher Ed UPMC Hlth Sys
            Ser A...................................        6.000   01/15/31        1,670,794
    1,500   Philadelphia, PA Auth for Indl Cathedral
            Vlg Proj Ser A..........................        6.875   04/01/34        1,591,080
    2,600   Philadelphia, PA Auth for Indl Dev
            Baptist Home of Philadelphia Ser A......        5.500   11/15/18        2,514,824
    5,485   Philadelphia, PA Auth for Indl Dev
            Baptist Home of Philadelphia Ser A......        5.600   11/15/28        5,126,007
    3,050   Philadelphia, PA Auth for Indl Pauls Run
            Ser A...................................        5.875   05/15/28        3,019,470
    1,090   Philadelphia, PA Auth Indl Dev Cathedral
            Vlg Proj Ser A..........................        6.750   04/01/23        1,152,566
    8,500   Philadelphia, PA Auth Indl Dev Rev Coml
            Dev Rfdg (AMT)..........................        7.750   12/01/17        8,512,665
    2,180   Philadelphia, PA Hosp & Higher Ed Fac
            Auth Hosp Rev Rfdg......................        6.500   07/01/27        2,180,828
      795   Philadelphia, PA Hosp & Higher Ed Fac
            Auth Rev Centralized Comp Human Svc Ser
            A.......................................        6.125   01/01/13          777,009
    4,000   Philadelphia, PA Hosp & Higher Ed Fac
            Auth Rev Centralized Comp Human Svc Ser
            A.......................................        7.250   01/01/21        4,125,120

 58                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   2,000   Philadelphia, PA Hosp & Higher Ed Temple
            Univ Hosp Ser A.........................        6.625%  11/15/23   $    2,003,880
    2,500   Westmoreland Cnty, PA Indl Dev Hlthcare
            Fac Redstone Ser B (Prerefunded @
            11/15/10)...............................        8.000   11/15/23        2,822,875
                                                                               --------------
                                                                                  248,601,351
                                                                               --------------
            RHODE ISLAND  0.3%
    2,000   Rhode Island St Econ Dev Corp Rev Oblig
            Providence Pl...........................        7.250   07/01/20        2,064,480
    7,310   Rhode Island St Hlth & Ed Bldg Hosp Fin
            Lifespan Oblig Grp
            (Prerefunded @ 8/15/12).................        6.500   08/15/32        8,313,371
    1,500   Tiverton, RI Spl Oblig Tax Mount Hope
            Bay Vlg Ser A...........................        6.875   05/01/22        1,593,555
                                                                               --------------
                                                                                   11,971,406
                                                                               --------------
            SOUTH CAROLINA  1.3%
    2,500   Lancaster Cnty, SC Assmt Rev Edenmoor
            Impt Dist Ser B (Acquired 5/19/06, Cost
            $2,500,000) (c).........................        5.750   12/01/37        2,314,100
    1,450   Loris, SC Cmnty Hosp Dist Hosp Rev
            Ser B...................................        5.625   01/01/29        1,462,977
    1,700   Medical Univ SC Hosp Auth Rfdg Ser A
            (Prerefunded @ 8/15/12).................        6.375   08/15/27        1,924,145
    7,000   Richland Cnty, SC Environmental Impt Rev
            Intl Paper Ser A (AMT)..................        6.100   04/01/23        7,248,360
      298   South Carolina Jobs Econ Dev Auth Econ
            Dev Rev Westminster Presbyterian Ctr (a)
            (h).....................................        6.750   11/15/10          316,065
      500   South Carolina Jobs Econ Dev Auth Econ
            Dev Rev Westminster Presbyterian Ctr
            (Prerefunded @ 11/15/10)................        7.500   11/15/20          567,720
      495   South Carolina Jobs Econ Dev Auth Fac
            Rev Palmetto Hlth Ser C
            (Prerefunded @ 8/01/13).................        6.375   08/01/34          567,716
    1,200   South Carolina Jobs Econ Dev Auth Hlth
            Fac Rev First Mtg Lutheran Homes Rfdg...        5.650   05/01/18        1,157,844
    5,000   South Carolina Jobs Econ Dev Auth Hosp
            Fac Rev Palmetto Hlth Alliance Ser A....        6.125   08/01/23        5,288,200
    9,900   South Carolina Jobs Econ Dev Auth Hosp
            Fac Rev Palmetto Hlth Alliance Ser A....        6.250   08/01/31       10,421,235
    1,700   South Carolina Jobs Econ Dev Auth Rev
            Woodlands at Furman Proj Ser A..........        6.000   11/15/37        1,656,157
    3,200   South Carolina Jobs Econ Dev Auth Rev
            Woodlands at Furman Ser A...............        6.000   11/15/42        3,104,448
    2,540   South Carolina Jobs Econ Dev First Mtg
            Lutheran Homes Rfdg.....................        5.700   05/01/26        2,401,545

See Notes to Financial Statements                                             59

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            SOUTH CAROLINA (CONTINUED)
$   3,000   South Carolina Jobs Econ Dev First Mtg
            Westley Com Proj
            (Prerefunded @ 10/01/10)................        7.750%  10/01/24   $    3,412,650
    1,650   South Carolina Jobs Econ Episcopal Home
            Still Proj Ser A........................        6.250   05/15/25        1,669,305
    3,350   South Carolina Jobs Econ Episcopal Home
            Still Proj Ser A........................        6.375   05/15/32        3,389,563
    4,005   South Carolina Jobs Econ Palmetto Hlth
            Ser C (Prerefunded @ 8/01/13)...........        6.375   08/01/34        4,604,428
    5,015   Tobacco Settlement Rev Mgmt Auth SC Tob
            Settlement Rev Ser B....................        6.375   05/15/28        5,102,111
                                                                               --------------
                                                                                   56,608,569
                                                                               --------------
            SOUTH DAKOTA  0.8%
    3,750   Minnehaha Cnty, SD Hlth Fac Bethany
            Lutheran Home Proj Ser A (Prerefunded @
            12/01/12)...............................        7.000   12/01/35        4,318,762
    2,000   Minnehaha Cnty, SD Hlth Fac Rev Bethany
            Lutheran Rfdg...........................        5.375   12/01/27        1,861,020
    2,315   Minnehaha Cnty, SD Hlth Fac Rev Bethany
            Lutheran Rfdg...........................        5.500   12/01/35        2,119,498
    6,285   Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Rfdg (a).......................        5.000   11/15/26        5,744,930
    3,250   Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Rfdg...........................        5.000   11/15/33        2,859,838
    1,750   Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Ser A (Prerefunded @
            11/15/12)...............................        6.625   11/15/23        2,009,367
    3,250   Sioux Falls, SD Hlth Fac Rev Dow Rummel
            Vlg Proj Ser A (Prerefunded @
            11/15/12)...............................        6.750   11/15/33        3,750,078
    9,520   Sioux Falls, SD Multi-Family Rev Hsg Inn
            On Westport Proj A-1 (Acquired 8/04/06,
            Cost $9,520,000) (c)....................        6.000   03/01/40        9,177,661
    1,600   Winner, SD Econ Dev Rev Winner Regl
            Hlthcare Ctr Rfdg (a)...................        6.000   04/01/28        1,599,904
                                                                               --------------
                                                                                   33,441,058
                                                                               --------------
            TENNESSEE  3.0%
    1,000   Elizabethton, TN Hlth & Ed Fac Brd Rev
            Hosp First Mtg Impt & Rfdg Ser B........        8.000   07/01/33        1,144,340
    1,200   Johnson City, TN Hlth & Ed Appalachian
            Christian Vlg Proj Ser A................        6.000   02/15/19        1,203,336
    1,000   Johnson City, TN Hlth & Ed Appalachian
            Christian Vlg Proj Ser A................        6.000   02/15/24        1,001,740
    5,000   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Rfdg Ser A....        7.500   07/01/25        5,689,150
    7,000   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Rfdg Ser A....        7.500   07/01/33        7,946,050

 60                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            TENNESSEE (CONTINUED)
$   6,000   Johnson City, TN Hlth & Ed Fac Brd Hosp
            Rev First Mtg Mtn St Hlth Ser A.........        5.500%  07/01/36   $    6,054,840
    1,200   Johnson City, TN Hlth & Ed Fac Brd
            Retirement Fac Rev Appalachian Christian
            Vlg Proj Ser A..........................        6.250   02/15/32        1,212,132
    7,000   Knox Cnty, TN Hlth Ed & Hsg Fac Brd Hosp
            Fac Rev Baptist Hlth Sys East TN........        6.500   04/15/31        7,143,710
    2,700   Knox Cnty, TN Hlth Ed Hosp Fac Impt East
            TN Hosp Rfdg Ser B......................        5.750   07/01/33        2,754,675
    4,850   Metropolitan Govt Nashville & Davidson
            Blakeford at Green Hills Rfdg...........        5.650   07/01/24        4,752,660
    2,235   Memphis, TN Hlth Ed & Hsg Fac Brd
            Multi-Family Hsg Rev (j)................        6.700   11/01/37        2,298,608
    1,900   Shelby Cnty, TN Hlth & Ed Germantown Vlg
            Ser A...................................        7.000   12/01/23        1,858,067
    8,000   Shelby Cnty, TN Hlth & Ed Germantown Vlg
            Ser A...................................        7.250   12/01/34        7,975,520
   10,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd
            Hosp Rev Methodist Hlthcare (d).........        6.500   09/01/21       11,408,150
      375   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd
            Rev Hlthcare Fac Kirby Pines Ser A......        6.250   11/15/16          378,690
    7,000   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd
            Rev Hlthcare Fac Kirby Pines Ser A......        6.375   11/15/25        7,051,450
    2,025   Shelby Cnty, TN Hlth Edl & Hsg Fac Brd
            Residential Care Germantown Vlg Ser A...        6.375   12/01/13        1,947,098
    4,500   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
            Hosp Rev Wellmont Hlth Sys Proj
            (Prerefunded @ 9/01/12).................        6.250   09/01/32        5,072,220
   16,675   Sullivan Cnty, TN Hlth Ed & Hsg Fac Brd
            Hosp Rev Wellmont Hlth Sys Proj Ser C...        5.250   09/01/36       16,370,181
   36,000   Tennessee Energy Acquisition Corp Gas
            Rev Ser A (d)...........................        5.250   09/01/22       36,948,310
                                                                               --------------
                                                                                  130,210,927
                                                                               --------------
            TEXAS  7.2%
    1,805   Abia Dev Corp TX Arpt Fac Rev Aero
            Austin LP Proj (AMT)....................        7.250   01/01/25        1,849,511
      110   Abia Dev Corp TX Arpt Fac Rev Austin
            Belly Port Dev LLC Proj Ser A (AMT).....        6.250   10/01/08          110,139
    3,775   Abia Dev Corp TX Arpt Fac Rev Austin
            Belly Port Dev LLC Proj Ser A (AMT).....        6.500   10/01/23        3,756,125
    2,000   Abilene, TX Hlth Fac Dev Corp Retirement
            Fac Rev Sears Methodist
            Retirement Ser A........................        6.750   11/15/28        2,018,600
    5,000   Abilene, TX Hlth Fac Dev Corp Retirement
            Fac Rev Sears Methodist Retirement
            Ser A...................................        7.000   11/15/33        5,359,850

See Notes to Financial Statements                                             61

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   7,660   Angelina & Neches Riv Auth TX Indl Dev
            Corp Environmental Aspen Pwr LLC Proj
            Ser A (AMT).............................        6.500%  11/01/29   $    7,028,663
    1,700   Atlanta, TX Hosp Auth Fac Rev...........        6.750   08/01/29        1,738,454
    2,500   Austin, TX Convention Enterprises Inc
            Convention Ctr Second Tier Rfdg Ser B...        5.750   01/01/34        2,385,075
    1,000   Austin, TX Convention Enterprises Inc
            First Tier Ser A (Prerefunded @
            1/01/11)................................        6.700   01/01/28        1,100,340
    1,985   Austin-Bergstorm Landhost Enterprises
            Inc TX Arpt Hotel Sr Ser A (b)..........  6.750/4.450   04/01/27        1,498,219
      750   Bexar Cnty, TX Hlth Fac Dev Corp Army
            Retirement Residence Proj (Prerefunded @
            7/01/12)................................        6.125   07/01/22          845,062
    1,000   Bexar Cnty, TX Hlth Fac Dev Corp Army
            Retirement Residence Proj (Prerefunded @
            7/01/12)................................        6.300   07/01/32        1,134,140
    3,325   Bexar Cnty, TX Hsg Fin Corp Multi-Family
            Hsg Rev Woodland Ridge Apt Proj Ser A
            (AMT)...................................        7.000   01/01/39        3,482,738
    5,000   Brazos Riv Auth TX Pollutn Ctl Rev TXU
            Energy Co Proj Rfdg Ser A (AMT).........        6.750   04/01/38        5,001,150
    9,500   Brazos Riv Auth TX Pollutn Ctl Rev TXU
            Energy Co Proj Rfdg Ser B (AMT).........        6.300   07/01/32        8,995,170
   10,000   Brazos Riv Auth TX Pollutn TX Util Co
            Ser A (AMT).............................        7.700   04/01/33       10,421,800
    1,000   Brazos Riv Auth TX Rev Reliant Energy
            Inc Proj Rfdg Ser A.....................        5.375   04/01/19          987,660
    2,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
            McKenna Mem Proj Ser A..................        6.125   02/01/22        2,103,540
    3,000   Comal Cnty, TX Hlth Fac Dev Hlthcare Sys
            McKenna Mem Proj Ser A..................        6.250   02/01/32        3,138,840
    6,000   Dallas Cnty, TX Flood Ctl Dist No 1
            Rfdg....................................        7.250   04/01/32        6,125,040
    1,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt
            Ser A (FGIC Insd) (AMT).................        6.000   11/01/28        1,033,660
    3,000   Dallas-Fort Worth, TX Intl Arpt Impt Jt
            Ser A (FGIC Insd) (AMT).................        6.000   11/01/32        3,100,980
    8,000   Decatur, TX Hosp Auth Hosp Wise Regl
            Hlth Sys Ser A..........................        7.000   09/01/25        8,406,160
    5,000   Decatur, TX Hosp Auth Hosp Wise Regl
            Hlth Sys Ser A..........................        7.125   09/01/34        5,245,750
      920   Grand Prairie, TX Hsg Fin Corp (b)......  7.500/3.750   07/01/17          839,196
    1,000   Grand Prairie, TX Hsg Fin Corp (a)
            (b).....................................  7.625/3.813   01/01/20          903,830
    7,390   Grand Prairie, TX Hsg Fin Corp (b)......  7.750/3.875   01/01/34        6,489,233
    1,985   Grapevine, TX Indl Dev Corp Rev Sr Air
            Cargo (AMT).............................        6.500   01/01/24        2,048,838

 62                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   1,170   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Good Shepherd Ser A.................        6.375%  10/01/21   $    1,241,089
    1,830   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Good Shepherd Ser A (Prerefunded @
            10/01/12)...............................        6.375   10/01/21        2,069,492
    2,070   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Good Shepherd Ser A.................        6.500   10/01/26        2,191,281
      780   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Good Shepherd Ser A (a).............        6.500   10/01/29          824,335
    1,220   Gregg Cnty, TX Hlth Fac Dev Corp Hosp
            Rev Good Shepherd Ser A (Prerefunded @
            10/01/12)...............................        6.500   10/01/29        1,386,408
    1,050   Gulf Coast Waste Disp Auth Valero Energy
            Corp Proj (AMT).........................        5.700   04/01/32        1,029,598
    3,295   Harris Cnty, TX Hlth Fac Dev Corp Rev St
            Lukes Episcopal Hosp Ser A (d)..........        5.625   02/15/17        3,554,945
    1,385   Harris Cnty, TX Hlth Fac Dev Corp Rev St
            Lukes Episcopal Hosp Ser A (d)..........        5.625   02/15/18        1,494,264
    6,335   Harris Cnty, TX Hlth Fac Dev Corp Rev St
            Lukes Episcopal Hosp Ser A (d)..........        5.500   02/15/19        6,834,773
    4,300   HFDC Cent TX Inc Retirement Ser A.......        5.500   02/15/27        3,986,616
    5,550   HFDC Cent TX Inc Retirement Ser A.......        5.500   02/15/37        4,956,428
    8,100   HFDC Cent TX Inc Retirement Ser A.......        5.625   11/01/26        7,758,747
    2,000   HFDC Cent TX Inc Retirement Ser A.......        5.750   11/01/36        1,882,100
    5,465   Hidalgo Cnty, TX Hlth Svc Mission Hosp
            Inc Proj................................        6.875   08/15/26        5,557,632
    4,630   Hidalgo Cnty, TX Hlth Svc Mission Hosp
            Inc Proj (Prerefunded @ 8/15/08)........        6.875   08/15/26        4,739,685
      500   Houston, TX Hlth Fac Dev Corp Buckingham
            Sr Living Cmnty Ser A (Prerefunded @
            2/15/14)................................        7.000   02/15/23          599,495
    4,000   Houston, TX Hlth Fac Dev Corp Buckingham
            Sr Living Cmnty Ser A (Prerefunded @
            2/15/14)................................        7.125   02/15/34        4,821,120
    3,990   Houston, TX Indl Dev Corp Rev Sr Air
            Cargo (AMT).............................        6.375   01/01/23        4,096,613
   20,000   Houston, TX Util Sys Rev Rfdg Ser A
            (MBIA Insd) (d).........................        5.250   05/15/27       21,178,900
    2,500   Lubbock, TX Hlth Fac Dev Corp First Mtg
            Carillon Proj Rfdg Ser A................        6.500   07/01/26        2,571,600
    5,000   Lubbock, TX Hlth Fac Dev Corp First Mtg
            Carillon Proj Rfdg Ser A................        6.625   07/01/36        5,155,150
    1,500   Lubbock, TX Hlth Fac Dev Corp Rev First
            Mtg Carillon Proj Ser A
            (Prerefunded @ 7/01/09).................        6.500   07/01/29        1,602,135

See Notes to Financial Statements                                             63

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$   1,000   Lufkin, TX Hlth Fac Dev Corp Hlth Sys
            Rev Mem Hlth Sys East TX................        5.500%  02/15/32   $    1,000,980
    2,500   Lufkin, TX Hlth Fac Dev Corp Hlth Sys
            Rev Mem Hlth Sys East TX................        5.500   02/15/37        2,487,175
    8,570   Meadow Parc Dev Inc TX Multi-Family Rev
            Hsg Meadow Parc Apt Proj................        6.500   12/01/30        8,615,592
    1,000   Mesquite, TX Hlth Fac Dev Corp
            Retirement Fac Christian Care Ctr Ser A
            (Prerefunded @ 2/15/10).................        7.625   02/15/28        1,098,020
    1,000   Metropolitan Hlth Fac Dev Corp TX Wilson
            N Jones Mem Hosp Proj...................        6.625   01/01/11        1,012,680
    2,500   Metropolitan Hlth Fac Dev Corp TX Wilson
            N Jones Mem Hosp Proj...................        7.250   01/01/31        2,547,500
    2,000   Midlothian, TX Dev Auth Tax (Acquired
            12/02/04, Cost $2,000,000) (c)..........        6.200   11/15/29        2,067,280
    2,000   Midlothian, TX Dev Auth Tax (Prerefunded
            @ 5/15/11)..............................        7.875   01/15/26        2,309,940
    3,655   Orange, TX Hsg Dev Corp Multi-Family Rev
            Hsg Vlg at Pine Hallow..................        8.000   03/01/28        3,699,810
    3,000   Richardson, TX Hosp Auth Rev Richardson
            Regl Impt & Rfdg........................        6.000   12/01/34        3,113,790
   20,000   SA Energy Acquisition Pub Fac Corp TX
            Gas Supply Rev Gas Supply Rev (d).......        5.500   08/01/21       21,112,956
    2,000   Sabine River Auth TX Pollutn Ctl Rev TX
            Elec Proj Rfdg Ser A (AMT)..............        6.450   06/01/21        1,948,240
    2,000   San Antonio, TX Hsg Fin Corp
            Multi-Family Hsg Rev Beverly Oaks Apt
            Proj Ser A (Prerefunded @ 2/01/08)......        7.750   02/01/27        2,014,480
    1,780   San Antonio, TX Hsg Fin Corp
            Multi-Family Hsg Rev Marbach Manor Apt
            Proj Ser A (AMT) (k)....................        8.125   06/01/27        1,615,564
    4,000   Tarrant Cnty, TX Cultural Ed Fac Fin
            Corp Retirement Fac Air Force Vlg Oblig
            Group...................................        5.125   05/15/37        3,818,760
    1,250   Tarrant Cnty, TX Cultural Ed Northwest
            Sr Hsg Edgemere Proj Ser A..............        6.000   11/15/26        1,259,863
    2,000   Texas St Pub Fin Auth Sch Excellence Ed
            Proj Ser A (Acquired 12/02/04, Cost
            $1,986,049) (c).........................        7.000   12/01/34        2,132,380
    1,000   Texas St Student Hsg Corp MSU Proj
            Midwestern St Univ......................        6.500   09/01/22        1,060,340
    4,375   Texas St Student Hsg Corp MSU Proj
            Midwestern St Univ......................        6.500   09/01/34        4,572,138
    6,200   Tomball, TX Hosp Auth Rev Hosp Tomball
            Regl Hosp...............................        6.000   07/01/29        6,312,902
    3,110   Tyler, TX Hlth Fac Dev Corp Hosp Rev
            Rfdg & Impt East TX Med Ctr Ser A.......        5.250   11/01/32        3,003,016

 64                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            TEXAS (CONTINUED)
$  11,155   Tyler, TX Hlth Fac Dev Corp Hosp Rev
            Rfdg & Impt East TX Med Ctr Ser A.......        5.375%  11/01/37   $   10,879,025
   10,000   University, TX Univ Rev Ser D (d).......        5.000   08/15/29       10,381,725
   15,000   University, TX Univ Rev Ser D (d).......        5.000   08/15/34       15,572,588
    7,770   Wichita Cnty, TX Hlth Fac Rolling
            Meadows Fac Rfdg Ser A..................        6.250   01/01/28        7,843,038
    4,500   Woodhill Pub Fac Corp TX Hsg-Woodhill
            Apt Proj................................        7.500   12/01/29        4,209,480
                                                                               --------------
                                                                                  312,369,431
                                                                               --------------
            UTAH  0.4%
    1,906   Eagle Mountain, UT Spl Assmt Spl Impt
            Dist No 2000 1..........................        8.250   02/01/21        1,905,866
      500   Hildale, UT Elec Rev Gas Turbine Elec
            Fac Proj (a) (k)........................  7.600/3.040   09/01/06          140,000
    1,000   Hildale, UT Elec Rev Gas Turbine Elec
            Fac Proj (k)............................  7.800/3.120   09/01/15          280,000
    9,145   Mountain Regl Wtr Spl Svc Dist UT Spl
            Impt Dist No 2002-1.....................        7.000   12/01/18        9,227,854
    4,285   South Jordan, UT Spl Assmt Spl Impt Dist
            No 99-1.................................        6.875   11/01/17        4,329,050
    2,345   Utah St Hsg Fin Agy Rev RHA Cmnty Svc
            Proj Ser A..............................        6.875   07/01/27        2,358,085
                                                                               --------------
                                                                                   18,240,855
                                                                               --------------
            VERMONT  0.4%
    1,155   Vermont Econ Dev Auth Rev Mtg Wake Robin
            Corp Proj Ser B (Prerefunded @
            3/01/09)................................        6.750   03/01/24        1,222,290
    3,720   Vermont Econ Dev Auth Rev Mtg Wake Robin
            Corp Proj Ser B (Prerefunded @
            3/01/09)................................        6.750   03/01/29        3,936,727
    1,375   Vermont Ed & Hlth Bldg Fin Agy Rev
            Bennington College Proj (a).............        6.500   10/01/14        1,415,618
    4,130   Vermont Ed & Hlth Bldg Fin Agy Rev
            Bennington College Proj.................        6.625   10/01/29        4,219,456
    1,290   Vermont Ed & Hlth Bldg Fin Agy Rev Dev &
            Mental Hlth Ser A.......................        6.375   06/15/22        1,365,891
    2,170   Vermont Ed & Hlth Bldg Fin Agy Rev Dev &
            Mental Hlth Ser A.......................        6.500   06/15/32        2,283,317
      365   Vermont Ed & Hlth Bldg Fin Agy Rev VT
            Council Dev Mental Hlth Ser A...........        6.000   12/15/09          377,034
    1,930   Vermont Ed & Hlth Bldg Fin Agy Rev VT
            Council Dev Mental Hlth Ser A...........        6.125   12/15/14        2,010,191
    1,325   Vermont Ed & Hlth Bldg Fin Agy Rev VT
            Council Dev Mental Hlth Ser A...........        6.250   12/15/19        1,373,522
                                                                               --------------
                                                                                   18,204,046
                                                                               --------------

See Notes to Financial Statements                                             65

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            VIRGINIA  3.5%
$   1,400   Albemarle Cnty, VA Indl Dev Auth
            Residential Care Fac Mt Westminster
            Canterbury Rfdg.........................        5.000%  01/01/24   $    1,337,336
    1,500   Albemarle Cnty, VA Indl Dev Auth
            Residential Care Fac Mt Westminster
            Canterbury Rfdg.........................        5.000   01/01/31        1,376,850
    2,500   Albemarle Cnty, VA Indl Dev Auth
            Residential Care Fac Ser A (Prerefunded
            @ 1/01/12)..............................        6.200   01/01/31        2,768,375
    2,000   Bedford Cnty, VA Indl Dev Auth Nekoosa
            Packaging Proj Rfdg (AMT)...............        6.300   12/01/25        1,985,120
    1,900   Bedford Cnty, VA Indl Dev Auth Nekoosa
            Packaging Proj Rfdg Ser A (AMT).........        6.550   12/01/25        1,909,918
      749   Bell Creek Cmnty Dev Auth VA Spl Assmt
            Ser A...................................        6.750   03/01/22          757,973
    3,845   Bell Creek Cmnty Dev Auth VA Spl Assmt
            Ser B (a)...............................        7.000   03/01/32        4,078,468
   10,000   Broad Str Cmnty Dev Auth VA.............        7.500   06/01/33       10,772,800
    1,463   Celebrate, VA North Cmnty Dev Auth Spl
            Assmt Rev Celebrate VA North Proj Ser
            B.......................................        6.600   03/01/25        1,525,587
    8,000   Celebrate, VA North Cmnty Dev Auth Spl
            Assmt Rev Celebrate VA North Proj Ser
            B.......................................        6.750   03/01/34        8,319,120
    5,000   Celebrate, VA South Cmnty Dev Celebrate
            VA South Proj...........................        6.250   03/01/37        5,036,200
    4,000   Chesterfield Cnty, VA Indl Dev Elec &
            Pwr Ser A...............................        5.875   06/01/17        4,234,120
    2,455   Dulles Town Ctr Cmnty Dev Auth Dulles
            Town Ctr Proj...........................        6.250   03/01/26        2,500,270
    3,500   Fairfax Cnty, VA Econ Dev Auth Living
            Lewinsville Retirement Villa Ser A......        5.250   03/01/32        3,095,295
    1,500   Farms New Kent, VA Cmnty Dev Ser B......        5.450   03/01/36        1,391,100
    2,500   Farms New Kent, VA Cmnty Dev Ser C......        5.800   03/01/36        2,349,775
    4,000   Henrico Cnty, VA Econ Dev Auth
            Residential Care Fac Rev Utd Methodist
            Rfdg Ser A..............................        6.500   06/01/22        4,172,200
    2,205   Henrico Cnty, VA Econ Dev Auth
            Residential Care Fac Rev Utd Methodist
            Ser A...................................        6.700   06/01/27        2,291,480
      795   Henrico Cnty, VA Econ Dev Auth
            Residential Care Fac Rev Utd Methodist
            Ser A (Prerefunded @ 6/01/12)...........        6.700   06/01/27          896,776
    5,200   Isle Wight Cnty, VA Indl Dev Auth
            Environment Impt Rev Ser A (AMT)........        5.700   11/01/27        5,231,096
    1,200   James City Cnty, VA Indl Dev Auth
            Residential Care Fac Rev First Mtg
            Williamsburg Rfdg Ser A.................        6.000   03/01/23        1,230,780

 66                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            VIRGINIA (CONTINUED)
$   3,000   James City Cnty, VA Indl Dev Auth
            Residential Care Fac Rev First Mtg
            Williamsburg Rfdg Ser A.................        6.125%  03/01/32   $    3,063,660
      500   Norfolk, VA Redev & Hsg Auth First Mtg
            Retirement Cmnty Ser A..................        6.000   01/01/25          497,855
    1,950   Norfolk, VA Redev & Hsg Auth First Mtg
            Retirement Cmnty Ser A..................        6.125   01/01/35        1,935,863
    5,000   Peninsula Town Ctr Cmnty Dev Auth VA Spl
            Oblig...................................        6.450   09/01/37        5,110,050
    2,840   Prince William Cnty, VA Indl Dev First
            Mtg Westminster Lake Rfdg...............        5.125   01/01/26        2,670,764
    5,305   Richmond, VA Redev & Hsg Auth
            Multi-Family Rev Rfdg Ser A.............        7.500   12/15/21        5,305,796
    7,000   Roanoke Cnty, VA Indl Dev Auth Glebe Inc
            Ser A...................................        6.300   07/01/35        5,165,720
    7,000   Tobacco Settlement Fin Corp VA (d)......        5.625   06/01/37        7,966,700
    3,984   Virginia Gateway Cmnty Dev Prince
            William Cnty............................        6.375   03/01/30        4,115,233
    1,700   Virginia Small Business Fin Auth Rev
            Indl Dev SIL Clean Wtr Proj (AMT) (k)...        7.250   11/01/24          528,853
      365   Virginia Small Business Fin Indl Dev SIL
            Clean Wtr Proj (AMT) (k)................        7.250   11/01/09          113,606
   48,225   Virginia St Hsg Auth Dev Auth Ser D1
            (AMT) (d)...............................        4.900   01/01/33       47,032,990
                                                                               --------------
                                                                                  150,767,729
                                                                               --------------
            WASHINGTON  1.4%
    2,000   Kennewick, WA Pub Hosp Dist
            Impt & Rfdg.............................        6.300   01/01/25        2,012,700
      510   King Cnty, WA Pub Hosp Dist No 004
            Snoqualmie Vly Hosp.....................        7.000   12/01/11          520,256
      400   King Cnty, WA Pub Hosp Dist No 004
            Snoqualmie Vly Hosp.....................        7.250   12/01/15          409,100
    2,000   Skagit Cnty, WA Pub Hosp Dist Rfdg......        6.000   12/01/18        2,112,680
    1,000   Skagit Cnty, WA Pub Hosp Dist Rfdg......        6.000   12/01/23        1,045,770
    2,315   Tobacco Settlement Auth WA Tob
            Settlement Rev..........................        6.500   06/01/26        2,392,066
    8,315   Tobacco Settlement Auth WA Tob
            Settlement Rev..........................        6.625   06/01/32        8,502,836
    6,100   Washington St Hsg Fin Commn Nonprofit
            Rev Skyline at First Hill Proj Ser A....        5.625   01/01/38        5,811,287
   17,340   Washington St Ser A (FSA Insd) (d)......        5.000   07/01/29       18,034,207
   10,320   Washington St Ser B (MBIA Insd) (d).....        5.000   07/01/26       10,720,598
   11,630   Washington St Ser B (MBIA Insd) (d).....        5.000   07/01/29       12,081,450
                                                                               --------------
                                                                                   63,642,950
                                                                               --------------

See Notes to Financial Statements                                             67

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            WEST VIRGINIA  0.2%
$   7,000   Harrison Cnty, WV Cnty Commn Solid Waste
            Disp Rev Allegheny Energy Rfdg
            Ser D (AMT).............................        5.500%  10/15/37   $    6,903,540
    1,250   Randolph Cnty, WV Bldg Commn Rev
            Crossover Elkins Regl Proj Rfdg.........        6.125   07/01/23        1,250,650
                                                                               --------------
                                                                                    8,154,190
                                                                               --------------
            WISCONSIN  2.3%
    6,405   Badger Tob Asset Sec Corp WI............        6.375   06/01/32        6,504,854
    4,180   Baldwin, WI Hosp Rev Mtg Ser A..........        6.375   12/01/28        4,180,376
    3,750   Hudson, WI Fac Hlthcare Rev Christian
            Cmnty Home Inc Proj.....................        6.500   04/01/33        3,772,875
    2,350   Milwaukee, WI Rev Sub Air Cargo (AMT)...        7.500   01/01/25        2,492,598
    2,500   Waukesha, WI Redev Auth Hsg Sr Kirkland
            Crossings Proj Rfdg.....................        5.600   07/01/41        2,302,200
    1,000   Wisconsin Hlth & Ed Fac Auth Rev
            Eastcastle Pl Inc Proj..................        6.000   12/01/24          990,550
    4,400   Wisconsin Hlth & Ed Fac Eastcastle Pl
            Inc Proj................................        6.125   12/01/34        4,345,660
    6,000   Wisconsin St Hlth & Ed Fac Auth Rev
            Aurora Hlthcare.........................        6.400   04/15/33        6,321,660
    8,725   Wisconsin St Hlth & Ed Fac Auth Rev
            Aurora Hlthcare Inc Ser A...............        5.600   02/15/29        8,776,826
    4,750   Wisconsin St Hlth & Ed Fac Auth Rev
            Clement Manor Rfdg......................        5.750   08/15/24        4,679,415
   10,000   Wisconsin St Hlth & Ed Fac Auth Rev
            Ministry Hlthcare Ser A (MBIA Insd)
            (d).....................................        5.250   02/15/32       10,243,215
    2,750   Wisconsin St Hlth & Ed Fac Auth Rev New
            Castle Pl Proj Ser A....................        7.000   12/01/31        2,838,633
    1,250   Wisconsin St Hlth & Ed Fac Auth Rev
            Oakwood Vlg Proj Ser A..................        7.625   08/15/30        1,322,237
    1,115   Wisconsin St Hlth & Ed Fac Auth Rev Spl
            Term Middleton Glen Inc Proj (a)........        5.750   10/01/18        1,105,166
    2,485   Wisconsin St Hlth & Ed Fac Auth Rev Spl
            Term Middleton Glen Inc Proj............        5.750   10/01/28        2,408,561
      335   Wisconsin St Hlth & Ed Fac Auth Rev Spl
            Term Middleton Glen Inc Proj (a)........        5.900   10/01/28          330,622
    1,200   Wisconsin St Hlth & Ed Fac Auth Rev
            Tomah Mem Hosp Inc Proj.................        6.500   07/01/23        1,233,768
    1,000   Wisconsin St Hlth & Ed Fac Auth Rev
            Tomah Mem Hosp Inc Proj Ser B...........        6.625   07/01/28        1,026,370
    2,000   Wisconsin St Hlth & Ed Fac Beaver Dam
            Cmnty Hosp Inc Ser A....................        6.500   08/15/24        2,030,680
    2,000   Wisconsin St Hlth & Ed Fac Beaver Dam
            Cmnty Hosp Inc Ser A....................        6.500   08/15/26        2,065,460
    1,000   Wisconsin St Hlth & Ed Fac Beaver Dam
            Cmnty Hosp Inc Ser A....................        6.750   08/15/34        1,056,610

 68                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            WISCONSIN (CONTINUED)
$     250   Wisconsin St Hlth & Ed Fac Blood Ctr
            Southeastn Proj.........................        5.500%  06/01/24   $      255,130
      750   Wisconsin St Hlth & Ed Fac Blood Ctr
            Southeastn Proj.........................        5.750   06/01/34          765,675
    1,135   Wisconsin St Hlth & Ed Fac Cmnty Mem
            Hosp Inc Proj...........................        7.125   01/15/22        1,194,735
    2,355   Wisconsin St Hlth & Ed Fac Cmnty Mem
            Hosp Inc Proj...........................        7.250   01/15/33        2,486,550
    2,380   Wisconsin St Hlth & Ed Fac Divine Savior
            Hlthcare Ser C (Prerefunded @
            5/01/12)................................        7.500   05/01/32        2,747,091
      330   Wisconsin St Hlth & Ed Fac Froedert &
            Cmnty...................................        5.375   10/01/30          348,203
    3,000   Wisconsin St Hlth & Ed Fac Hlthcare Dev
            Inc Proj (Prerefunded @ 11/15/09).......        6.250   11/15/28        3,193,710
    2,000   Wisconsin St Hlth & Ed Fac Oakwood Vlg
            Proj Ser A (Prerefunded @ 8/15/10)......        7.000   08/15/19        2,203,180
    2,250   Wisconsin St Hlth & Ed Fac Southwest
            Hlth Ctr A..............................        6.250   04/01/34        2,259,090
    3,760   Wisconsin St Hlth & Ed Fac Synergy
            Hlth Inc................................        6.000   11/15/23        3,936,720
    5,800   Wisconsin St Hlth & Ed Fac Synergy
            Hlth Inc................................        6.000   11/15/32        5,997,490
    2,750   Wisconsin St Hlth & Ed Fac Utd Lutheran
            Pgm for the Aging.......................        5.700   03/01/28        2,666,263
                                                                               --------------
                                                                                   98,082,173
                                                                               --------------
            WYOMING  0.1%
    2,100   Teton Cnty, WY Hosp Dist Hosp Rst Johns
            Med Ctr.................................        6.750   12/01/22        2,186,835
                                                                               --------------

See Notes to Financial Statements                                             69

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

PAR
AMOUNT
(000)       DESCRIPTION                                 COUPON      MATURITY       VALUE
---------------------------------------------------------------------------------------------
            PUERTO RICO  0.1%
$   5,000   Puerto Rico Indl Tourist Ed & Trans Mem
            Mennonite Gen Hosp Proj Ser A...........        6.500%  07/01/26   $    4,865,750
                                                                               --------------
TOTAL LONG-TERM INVESTMENTS  111.9%
  (Cost $4,803,600,264).....................................................    4,868,680,881
SHORT TERM INVESTMENTS  0.0%
  (Cost $155,000)...........................................................          155,000
                                                                               --------------
TOTAL INVESTMENTS  111.9%
  (Cost $4,803,755,264).....................................................    4,868,835,881
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES
  HELD  (13.2%)
  (Cost ($573,625,000))
 (573,625)  Notes with interest rates ranging from 3.65% to 3.98% at
            November 30, 2007 and contractual maturities of collateral
            ranging from 2017 to 2046 See Note 1. (l).......................     (573,625,000)
                                                                               --------------
TOTAL NET INVESTMENTS  98.7%
  (Cost $4,230,130,264).....................................................    4,295,210,881
OTHER ASSETS IN EXCESS OF LIABILITIES  1.3%.................................       53,998,555
                                                                               --------------

NET ASSETS  100.0%..........................................................   $4,349,209,436
                                                                               ==============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) The Fund owns 100% of the outstanding bond issuance.

(b) Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(c) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.8% of net assets.

(d) Underlying security related to Inverse Floater entered into by the Fund. See
    Note 1.

(e) Inverse Floating Rate.

(f) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(h) Escrowed to Maturity.

 70                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 continued

(i) All or a portion of this security has been physically segregated in connection with open futures contracts.

(j) Security purchased on a when-issued or delayed delivery basis.

(k) Non-income producing security.

(l) Floating Rate Notes. The interest rate shown reflects the rates in effect at November 30, 2007.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

GTY AGMT--Guarantee Agreement

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF NOVEMBER 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, March 2008
  (Current Notional Value of $117,188 per contract).........     730         $317,258
                                                                 ---         --------

See Notes to Financial Statements                                             71

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2007

ASSETS:
Total Investments (Cost $4,803,755,264).....................  $4,868,835,881
Receivables:
  Interest..................................................      77,046,343
  Investments Sold..........................................      19,277,002
  Fund Shares Sold..........................................       3,850,417
  Variation Margin on Futures...............................         456,250
Other.......................................................         314,555
                                                              --------------
    Total Assets............................................   4,969,780,448
                                                              --------------
LIABILITIES:
Floating Rate Note Obligations..............................     573,625,000
Payables:
  Fund Shares Repurchased...................................      13,915,780
  Investments Purchased.....................................      11,775,537
  Custodian Bank............................................      11,144,400
  Income Distributions......................................       5,546,145
  Distributor and Affiliates................................       1,950,083
  Investment Advisory Fee...................................       1,841,642
Trustees' Deferred Compensation and Retirement Plans........         393,722
Accrued Expenses............................................         378,703
                                                              --------------
    Total Liabilities.......................................     620,571,012
                                                              --------------
NET ASSETS..................................................  $4,349,209,436
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................  $4,387,376,496
Net Unrealized Appreciation.................................      65,397,875
Accumulated Undistributed Net Investment Income.............       1,110,586
Accumulated Net Realized Loss...............................    (104,675,521)
                                                              --------------
NET ASSETS..................................................  $4,349,209,436
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $3,185,040,591 and 300,173,280 shares of
    beneficial interest issued and outstanding).............  $        10.61
    Maximum sales charge (4.75%* of offering price).........            0.53
                                                              --------------
    Maximum offering price to public........................  $        11.14
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $505,758,080 and 47,667,048 shares of
    beneficial interest issued and outstanding).............  $        10.61
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $656,853,539 and 61,988,479 shares of
    beneficial interest issued and outstanding).............  $        10.60
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,557,226 and 146,342 shares of
    beneficial interest issued and outstanding).............  $        10.64
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

 72                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended November 30, 2007

INVESTMENT INCOME:
Interest....................................................  $ 297,558,785
                                                              -------------
EXPENSES:
Interest and Residual Trust Expenses........................     31,101,855
Investment Advisory Fee.....................................     22,390,359
Distribution (12b-1) and Service Fees
  Class A...................................................      7,913,355
  Class B...................................................      5,818,939
  Class C...................................................      6,304,948
Transfer Agent Fees.........................................      1,614,547
Accounting and Administrative Expenses......................        725,677
Custody.....................................................        451,765
Reports to Shareholders.....................................        249,711
Professional Fees...........................................        173,960
Registration Fees...........................................        130,459
Trustees' Fees and Related Expenses.........................        111,231
Other.......................................................        124,390
                                                              -------------
    Total Expenses..........................................     77,111,196
    Less Credits Earned on Cash Balances....................        109,194
                                                              -------------
    Net Expenses............................................     77,002,002
                                                              -------------
NET INVESTMENT INCOME.......................................  $ 220,556,783
                                                              =============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  14,913,832
  Futures...................................................    (18,275,696)
                                                              -------------
Net Realized Loss...........................................     (3,361,864)
                                                              -------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    310,839,278
                                                              -------------
  End of the Period:
    Investments.............................................     65,080,617
    Futures.................................................        317,258
                                                              -------------
                                                                 65,397,875
                                                              -------------
Net Unrealized Depreciation During the Period...............   (245,441,403)
                                                              -------------
NET REALIZED AND UNREALIZED LOSS............................  $(248,803,267)
                                                              -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (28,246,484)
                                                              =============

See Notes to Financial Statements                                             73

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                             FOR THE             FOR THE
                                                           YEAR ENDED          YEAR ENDED
                                                        NOVEMBER 30, 2007   NOVEMBER 30, 2006
                                                        -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................  $  220,556,783      $  232,416,240
Net Realized Gain/Loss.................................      (3,361,864)         47,989,993
Net Unrealized Appreciation/Depreciation During the
  Period...............................................    (245,441,403)        117,397,180
                                                         --------------      --------------
Change in Net Assets from Operations...................     (28,246,484)        397,803,413
                                                         --------------      --------------

Distributions from Net Investment Income:
  Class A Shares.......................................    (164,601,848)       (169,943,900)
  Class B Shares.......................................     (25,871,396)        (30,418,278)
  Class C Shares.......................................     (28,536,068)        (30,576,328)
  Class I Shares.......................................         (44,327)             (6,189)
                                                         --------------      --------------
Total Distributions....................................    (219,053,639)       (230,944,695)
                                                         --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....    (247,300,123)        166,858,718
                                                         --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................     804,056,290         441,064,873
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................     151,770,848         153,029,326
Cost of Shares Repurchased.............................    (863,548,512)       (731,969,548)
                                                         --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....      92,278,626        (137,875,349)
                                                         --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS..................    (155,021,497)         28,983,369
NET ASSETS:
Beginning of the Period................................   4,504,230,933       4,475,247,564
                                                         --------------      --------------
End of the Period (Including accumulated undistributed
  net investment income of $1,110,586 and $(64,156),
  respectively)........................................  $4,349,209,436      $4,504,230,933
                                                         ==============      ==============

 74                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL STATEMENTS continued

Statement of Cash Flows
For the Year Ended November 30, 2007

CHANGE IN NET ASSETS FROM OPERATIONS........................  $   (28,246,484)
                                                              ---------------
Adjustments to Reconcile the Change in Net Assets from
  Operations to Net Cash Provided by Operating Activities:
  Purchases of Investments..................................   (1,326,684,867)
  Proceeds from Sales.......................................    1,816,599,784
  Net Purchases of Short-Term Investments...................         (155,000)
  Amortization of Premium...................................        4,918,520
  Accretion of Discount.....................................       (3,813,313)
  Net Realized Gain on Investments..........................      (14,913,832)
  Net Change in Unrealized Appreciation on Investments......      277,655,051
  Increase in Variation Margin on Futures...................       (5,818,750)
  Decrease in Interest Receivables and Other Assets.........        3,909,990
  Increase in Receivable for Investments Sold...............      (15,737,952)
  Decrease in Accrued Expenses and Other Payables...........         (147,325)
  Decrease in Investments Purchased Payable.................       (8,377,483)
                                                              ---------------
  Total Adjustments.........................................      727,434,823
                                                              ---------------
NET CASH PROVIDED BY OPERATING ACTIVITIES...................      699,188,339
                                                              ---------------
CASH FLOWS FROM FINANCING ACTIVITIES
  Proceeds from Shares Sold.................................      805,631,566
  Repurchased Shares........................................     (856,193,879)
  Dividends Paid............................................      (68,111,596)
  Proceeds from and Repayments of Floating Rate Note
    Obligations.............................................     (582,130,000)
  Change in Custodian Bank Payable..........................        1,615,570
                                                              ---------------
NET CASH USED FOR FINANCING ACTIVITIES......................     (699,188,339)
                                                              ---------------
Net Change in Cash..........................................                0
Cash at the Beginning of the Period.........................                0
                                                              ---------------
CASH AT THE END OF THE PERIOD...............................  $             0
                                                              ===============
Supplemental Disclosures of Cash Flow Information Cash Paid
  During the Year for Interest..............................  $    31,101,855
                                                              ===============

See Notes to Financial Statements                                             75

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED NOVEMBER 30,
CLASS A SHARES                         --------------------------------------------------------
                                         2007        2006        2005        2004        2003
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $  11.24    $  10.82    $  10.59    $  10.55    $  10.35
                                       --------    --------    --------    --------    --------
  Net Investment Income..............      0.58(a)     0.60(a)     0.60        0.62        0.64
  Net Realized and Unrealized
    Gain/Loss........................     (0.64)       0.41        0.24        0.04        0.20
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....     (0.06)       1.01        0.84        0.66        0.84
Less: Distributions from Net
  Investment Income..................      0.57        0.59        0.61        0.62        0.64
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $  10.61    $  11.24    $  10.82    $  10.59    $  10.55
                                       ========    ========    ========    ========    ========

Total Return (b).....................    -0.57%       9.63%       8.05%       6.42%       8.34%
Net Assets at End of the Period (In
  millions)..........................  $3,185.0    $3,217.6    $3,133.6    $2,923.0    $2,437.8
Ratio of Expenses to Average
  Net Assets.........................     1.55%       1.37%       1.09%       0.88%       0.90%
Ratio of Net Investment Income to
  Average Net Assets.................     5.23%       5.44%       5.58%       5.87%       6.08%
Portfolio Turnover...................       26%         27%         20%         20%         15%

SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net
  Assets (Excluding Interest and
  Residual Trust Expenses)...........     0.84%       0.85%       0.85%       0.85%       0.90%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 76                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                          YEAR ENDED NOVEMBER 30,
CLASS B SHARES                                 ----------------------------------------------
                                                2007      2006      2005      2004      2003
                                               ----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.....  $11.24    $10.82    $10.59    $10.55    $10.35
                                               ------    ------    ------    ------    ------
  Net Investment Income......................    0.49(a)   0.52(a)   0.52      0.54      0.56
  Net Realized and Unrealized Gain/Loss......   (0.63)     0.41      0.24      0.04      0.20
                                               ------    ------    ------    ------    ------
Total from Investment Operations.............   (0.14)     0.93      0.76      0.58      0.76
Less: Distributions from Net
  Investment Income..........................    0.49      0.51      0.53      0.54      0.56
                                               ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD...........  $10.61    $11.24    $10.82    $10.59    $10.55
                                               ======    ======    ======    ======    ======

Total Return (b).............................  -1.32%     8.81%     7.26%     5.62%     7.52%
Net Assets at End of the Period (In
  millions)..................................  $505.8    $632.1    $679.9    $740.9    $748.4
Ratio of Expenses to Average Net Assets......   2.30%     2.12%     1.84%     1.63%     1.65%
Ratio of Net Investment Income to Average Net
  Assets.....................................   4.48%     4.69%     4.83%     5.12%     5.34%
Portfolio Turnover...........................     26%       27%       20%       20%       15%

SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net Assets
  (Excluding Interest and Residual Trust
  Expenses)..................................   1.59%     1.60%     1.60%     1.60%     1.65%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4% charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             77

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED NOVEMBER 30,
CLASS C SHARES                              --------------------------------------------------
                                             2007        2006        2005      2004      2003
                                            --------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $11.22      $10.81      $10.58    $10.54    $10.34
                                            ------      ------      ------    ------    ------
  Net Investment Income...................    0.49(a)     0.52(a)     0.52      0.54      0.56
  Net Realized and Unrealized Gain/Loss...   (0.62)       0.40        0.24      0.04      0.20
                                            ------      ------      ------    ------    ------
Total from Investment Operations..........   (0.13)       0.92        0.76      0.58      0.76
Less: Distributions from Net Investment
  Income..................................    0.49        0.51        0.53      0.54      0.56
                                            ------      ------      ------    ------    ------
NET ASSET VALUE, END OF THE PERIOD........  $10.60      $11.22      $10.81    $10.58    $10.54
                                            ======      ======      ======    ======    ======

Total Return (b)..........................  -1.22%(d)    8.73%(d)    7.27%     5.63%     7.52%(c)
Net Assets at End of the Period (In
  millions)...............................  $656.9      $654.2      $661.7    $670.6    $605.5
Ratio of Expenses to Average Net Assets...   2.29%(d)    2.11%(d)    1.84%     1.63%     1.65%
Ratio of Net Investment Income to Average
  Net Assets..............................   4.50%(d)    4.70%(d)    4.83%     5.12%     5.34%(c)
Portfolio Turnover........................     26%         27%         20%       20%       15%

SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net Assets
  (Excluding Interest and Residual Trust
  Expenses)...............................   1.58%(d)    1.59%(d)    1.60%     1.60%     1.65%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1% charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%.

(d) The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See footnote 7).

 78                                            See Notes to Financial Statements

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                             MARCH 1, 2006
                                                            YEAR ENDED     (COMMENCEMENT OF
CLASS I SHARES                                             NOVEMBER 30,     OPERATIONS) TO
                                                               2007        NOVEMBER 30, 2006
                                                           ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..................    $11.25            $10.98
                                                              ------            ------
  Net Investment Income (a)...............................      0.60              0.47
  Net Realized and Unrealized Gain/Loss...................     (0.61)             0.26
                                                              ------            ------
Total from Investment Operations..........................     (0.01)             0.73
Less: Distributions from Net Investment Income............      0.60              0.46
                                                              ------            ------
NET ASSET VALUE, END OF THE PERIOD........................    $10.64            $11.25
                                                              ======            ======

Total Return (b)..........................................    -0.14%             6.85%*
Net Assets at End of the Period (In millions).............    $  1.6            $  0.3
Ratio of Expenses to Average Net Assets...................     1.30%             1.12%
Ratio of Net Investment Income to Average Net Assets......     5.49%             5.69%
Portfolio Turnover........................................       26%               27%

SUPPLEMENTAL RATIO:
Ratio of Expenses to Average Net Assets (Excluding
  Interest and Residual Trust Expenses)...................     0.59%             0.60%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             79

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2007

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment adviser generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. Legal expenditures that are expected to result in the restructuring of or plan of reorganization for an investment are recorded as realized losses. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At November 30, 2007, the Fund had $11,775,537 of when-issued or delayed delivery purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2007 continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. During the current fiscal year, the Fund utilized capital losses carried forward of $27,183,228. At November 30, 2007, the Fund had an accumulated capital loss carry forward for tax purposes of $92,642,991, which will expire according to the following schedule:

AMOUNT                                                           EXPIRATION
$14,466,429.................................................  November 30, 2011
 38,535,389.................................................  November 30, 2012
 39,641,173.................................................  November 30, 2013

    At November 30, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $4,218,436,381
                                                              ==============
Gross tax unrealized appreciation...........................  $  188,258,938
Gross tax unrealized depreciation...........................    (111,484,438)
                                                              --------------
Net tax unrealized appreciation on investments..............  $   76,774,500
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays monthly dividends from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2007 continued

    The tax character of distributions paid during the years ended November 30, 2007 and 2006 was as follows:

                                                                  2007            2006
Distributions paid from:
  Ordinary income...........................................  $    975,538    $    759,460
  Tax-exempt income.........................................   218,906,906     230,406,323
                                                              ------------    ------------
                                                              $219,882,444    $231,165,783
                                                              ============    ============

    Permanent differences, primarily due to book to tax accretion differences and the Fund's investment in other regulated investment companies, resulted in the following reclassifications among the Fund's components of net assets at November 30, 2007:

ACCUMULATED UNDISTRIBUTED      ACCUMULATED
  NET INVESTMENT INCOME     NET REALIZED LOSS   CAPITAL
        $(328,402)              $328,402         $-0-

    As of November 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  321,326
Undistributed tax-exempt income.............................   4,299,145

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes but not for book purposes, post-October losses of $18,862,171, which are not recognized for tax purposes until the first day of the following fiscal year, gains or losses recognized for tax purposes on open futures transactions at November 30, 2007 and the deferral of losses relating to wash sale transactions.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Fund enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interests in the bonds. The Fund enters into shortfall agreements with the dealer trusts, which commit the Fund to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Fund, thereby collapsing the dealer trusts. The Fund accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2007 continued

Fund records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Fund's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At November 30, 2007, Fund investments with a value of $841,259,487 are held by the dealer trusts and serve as collateral for the $573,625,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at November 30, 2007 are presented on the Portfolio of Investments. The average floating rate notes outstanding and average annual interest and fee rate related to residual interests during the fiscal year ended November 30, 2007 were $785,688,077 and 3.96%, respectively.

G. EXPENSE REDUCTIONS During the year ended November 30, 2007, the Fund's custody fee was reduced by $109,194 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $300 million..........................................     .60%
Next $300 million...........................................     .55%
Over $600 million...........................................     .50%

    For the year ended November 30, 2007, the Fund recognized expenses of approximately $105,400 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the year ended November 30, 2007, the Fund recognized expenses of approximately $197,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended November 30, 2007, the Fund recognized expenses of approximately $1,411,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2007 continued

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $255,238 are included in "Other" assets on the Statement of Assets and Liabilities at November 30, 2007. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended November 30, 2007, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $1,124,800 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $814,000. Sales charges do not represent expenses of the Fund.

    At November 30, 2007, Morgan Stanley Investments Management, Inc., an affiliate of the Adviser, owned 947 shares of Class I.

3. CAPITAL TRANSACTIONS

For the years ended November 30, 2007 and 2006, transactions were as follows:

                                            FOR THE                         FOR THE
                                           YEAR ENDED                      YEAR ENDED
                                       NOVEMBER 30, 2007               NOVEMBER 30, 2006
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................   61,115,692    $ 662,582,012     34,160,313    $ 375,188,644
  Class B.......................    1,487,458       16,219,022      1,242,248       13,651,332
  Class C.......................   11,407,517      123,035,132      4,730,380       51,917,078
  Class I.......................      203,470        2,220,124         27,861          307,819
                                  -----------    -------------    -----------    -------------
Total Sales.....................   74,214,137    $ 804,056,290     40,160,802    $ 441,064,873
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................   10,741,205    $ 117,849,573     10,591,296    $ 116,628,690
  Class B.......................    1,589,124       17,453,037      1,779,705       19,592,811
  Class C.......................    1,499,595       16,429,099      1,527,969       16,803,477
  Class I.......................        3,579           39,139            392            4,348
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....   13,833,503    $ 151,770,848     13,899,362    $ 153,029,326
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (57,994,386)   $(634,409,058)   (47,934,839)   $(525,924,060)
  Class B.......................  (11,655,522)    (127,384,944)    (9,589,240)    (105,377,893)
  Class C.......................   (9,215,605)    (100,774,826)    (9,174,236)    (100,667,595)
  Class I.......................      (88,960)        (979,684)           -0-              -0-
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (78,954,473)   $(863,548,512)   (66,698,315)   $(731,969,548)
                                  ===========    =============    ===========    =============

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2007 continued

4. REDEMPTION FEE

The Fund will assess a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within 30 days of purchase. The redemption fee is paid directly to the Fund and allocated on a pro rata basis to each class of shares. For the year ended November 30, 2007, the Fund received redemption fees of approximately $44,800, which are reported as part of "Cost of Shares Repurchased" on the Statements of Changes in Net Assets. The per share impact from redemption fees paid to the Fund was less than $0.01.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,326,684,867 and $1,816,599,784, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund may use derivative instruments for a variety of reasons, such as to attempt to protect the Fund against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures on U.S. Treasury Bonds and Notes for duration and risk management purposes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended November 30, 2007 were as follows:

                                                              CONTRACTS
Outstanding at November 30, 2006............................     7,800
Futures Opened..............................................    32,698
Futures Closed..............................................   (39,768)
                                                               -------
Outstanding at November 30, 2007............................       730
                                                               =======

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2007 continued

B. INVERSE FLOATING RATE SECURITIES The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $4,700,700 and $647,900 for Class B Shares and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on May 31, 2008. The impact to the Fund's financial statements, if any, is currently being assessed.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS -- NOVEMBER 30, 2007 continued

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen High Yield Municipal
Fund:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Van Kampen High Yield Municipal Fund (the "Fund") as of November 30, 2007, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen High Yield Municipal Fund of the Van Kampen Tax-Exempt Trust at November 30, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
January 17, 2008

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

STUART N. SCHULDT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
522 Fifth Avenue
New York, New York 10036

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
One Parkview Plaza - Suite 100
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended November 30, 2007. The Fund designated 99.6% of the income distributions as a tax-exempt income distribution. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (62)            Trustee      Trustee     Chairman and Chief             73       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products                    Director of the Heartland
                                                       manufacturer.                           Alliance, a nonprofit
                                                                                               organization serving
                                                                                               human needs based in
                                                                                               Chicago. Board member of
                                                                                               the Illinois
                                                                                               Manufacturers'
                                                                                               Association.

Jerry D. Choate (69)          Trustee      Trustee     Prior to January 1999,         73       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Valero Energy
                                                       to January 1995,                        Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.


VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Rod Dammeyer (67)             Trustee      Trustee     President of CAC, L.L.C.,      73       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Quidel
San Diego, CA 92122-6223                               advisory services.                      Corporation, Stericycle,
                                                                                               Inc., Ventana Medical
                                                                                               Systems, Inc. and Trustee
                                                                                               of The Scripps Research
                                                                                               Institute. Prior to April
                                                                                               2007, Director of GATX
                                                                                               Corporation. Prior to
                                                                                               April 2004, Director of
                                                                                               TheraSense, Inc. Prior to
                                                                                               January 2004, Director of
                                                                                               TeleTech Holdings Inc.
                                                                                               and Arris Group, Inc.

Linda Hutton Heagy+ (59)      Trustee      Trustee     Managing Partner of            73       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 international executive                 in the Fund Complex.
Suite 7000                                             search firm. Prior to                   Trustee on the University
Chicago, IL 60606                                      1997, Partner of Ray &                  of Chicago Hospitals
                                                       Berndtson, Inc., an                     Board, Vice Chair of the
                                                       executive recruiting                    Board of the YMCA of
                                                       firm. Prior to 1995,                    Metropolitan Chicago and
                                                       Executive Vice President                a member of the Women's
                                                       of ABN AMRO, N.A., a bank               Board of the University
                                                       holding company. Prior to               of Chicago.
                                                       1990, Executive Vice
                                                       President of The Exchange
                                                       National Bank.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (55)         Trustee      Trustee     Director and President of      73       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.                        Director of First Solar,
                                                       foundation created to                   Inc.
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (72)            Trustee      Trustee     Prior to 1998, President       73       Trustee/Director/Managing
14 Huron Trace                             since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                       Officer of Pocklington                  in the Fund Complex.
                                                       Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company.                                Director of the Marrow
                                                                                               Foundation.

Jack E. Nelson (71)           Trustee      Trustee     President of Nelson            73       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the Financial
                                                       Industry Regulatory
                                                       Authority ("FINRA"),
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Hugo F. Sonnenschein (67)     Trustee      Trustee     President Emeritus and         73       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Trustee of the University
                                                       Distinguished Service                   of Rochester and a member
                                                       Professor in the                        of its investment
                                                       Department of Economics                 committee. Member of the
                                                       at the University of                    National Academy of
                                                       Chicago. Prior to July                  Sciences, the American
                                                       2000, President of the                  Philosophical Society and
                                                       University of Chicago.                  a fellow of the American
                                                                                               Academy of Arts and
                                                                                               Sciences.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           73       Trustee/Director/Managing
(66)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004. Director of
                                                       Operating Officer from                  Intelligent Medical
                                                       1993 to 2001. Prior to                  Devices, Inc., a symptom
                                                       1993, Executive Director                based diagnostic tool for
                                                       of the Commission on                    physicians and clinical
                                                       Behavioral and Social                   labs. Director of the
                                                       Sciences and Education at               Institute for Defense
                                                       the National Academy of                 Analyses, a federally
                                                       Sciences/National                       funded research and
                                                       Research Council. From                  development center,
                                                       1980 through 1989,                      Director of the German
                                                       Partner of Coopers &                    Marshall Fund of the
                                                       Lybrand.                                United States, Director
                                                                                               of the Rocky Mountain
                                                                                               Institute and Trustee of
                                                                                               California Institute of
                                                                                               Technology and the
                                                                                               Colorado College.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (68)         Trustee      Trustee     Partner in the law firm        73       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

+ As indicated above, Ms. Heagy is an employee of Heidrick and Struggles, an international executive search firm ("Heidrick"). Heidrick has been (and may continue to be) engaged by Morgan Stanley from time to time to perform executive searches. Such searches have been unrelated to Van Kampen's or Morgan Stanley's asset management businesses and have been done by professionals at Heidrick without any involvement by Ms. Heagy. Ethical wall procedures exist to ensure that Ms. Heagy will not have any involvement with any searches performed by Heidrick for Morgan Stanley. Ms. Heagy does not receive any compensation, directly or indirectly, for searches performed by Heidrick for Morgan Stanley. Ms. Heagy does own common shares of Heidrick (representing less than 1% of Heidrick's outstanding common shares).

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Ronald E. Robison (69)        President and            Officer     President of funds in the Fund Complex since September 2005
522 Fifth Avenue              Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10036            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (54)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
522 Fifth Avenue                                       since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10036                                                 and Van Kampen Advisors Inc. Chief Investment Officer--
                                                                   Global Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (53)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
20 Bank Street,                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment
London, GBR E14 4AD                                                Officer--Global Fixed Income of the same entities since
                                                                   December 2005. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Ltd. Director of Morgan
                                                                   Stanley Investment Management (ACD) Limited since December
                                                                   2003. Vice President of Morgan Stanley Institutional and
                                                                   Retail Funds since February 2006. Vice President of funds in the Fund Complex since March 2006.

VAN KAMPEN HIGH YIELD MUNICIPAL FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Amy R. Doberman (45)          Vice President           Officer     Managing Director and General Counsel--U.S. Investment
522 Fifth Avenue                                       since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10036                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang Yu (41)     Vice President           Officer     Executive Director of Morgan Stanley Investment Management
522 Fifth Avenue              and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10036                                                 Complex.

John L. Sullivan (52)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza - Suite 100  Officer                  since 1996  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

Stuart N. Schuldt (45)        Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management
1 Parkview Plaza - Suite 100  and Treasurer            since 2007  Inc. since June 2007. Chief Financial Officer and Treasurer
Oakbrook Terrace, IL 60181                                         of funds in the Fund Complex since June 2007. Prior to June
                                                                   2007, Senior Vice President of Northern Trust Company,
                                                                   Treasurer and Principal Financial Officer for Northern Trust
                                                                   U.S. mutual fund complex.

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen High Yield Municipal Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                                  1 Parkview Plaza - Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2008 Van Kampen Funds Inc.
                                       All rights reserved. Member FINRA/SIPC.

                                                             50, 150, 250, 601
                                                                   HYMANN 1/08
    (VAN KAMPEN INVESTMENTS LOGO)                           IU08-00077P-Y11/07

Item 2.  Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in June 2007 and the general counsel's designee set forth in Exhibit C was amended in October and December 2006. Both editions of Exhibit B and all three editions of Exhibit C are attached.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit 12(1).
     (2)  Not applicable.
     (3)  Not applicable.

Item 3.  Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

     2007

                                              REGISTRANT     COVERED ENTITIES(1)
        AUDIT FEES.........................   $48,200        N/A

        NON-AUDIT FEES
             AUDIT-RELATED FEES............   $0             $731,800(2)
             TAX FEES......................   $3,100(3)      $59,185(4)
             ALL OTHER FEES................   $0             $211,105(5)
        TOTAL NON-AUDIT FEES...............   $3,100         $1,002,090

        TOTAL..............................   $51,300        $1,002,090


     2006

                                              REGISTRANT     COVERED ENTITIES(1)
        AUDIT FEES.........................   $46,800        N/A

        NON-AUDIT FEES
             AUDIT-RELATED FEES............   $0             $756,000(2)
             TAX FEES......................   $2,800(3)      $79,422(4)
             ALL OTHER FEES................   $0             $203,498(5)
        TOTAL NON-AUDIT FEES...............   $2,800         $1,038,920

        TOTAL..............................   $49,600        $1,038,920

     N/A - Not applicable, as not required by Item 4.

     (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

     (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

     (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

     (4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

     (5) All Other Fees represent attestation services provided in connection with performance presentation standards, and an advisory consulting project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.


------------------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.
(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the Audit services in Appendix
B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

         A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

         Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


         -    Van Kampen Investments Inc.
         -    Van Kampen Asset Management
         -    Van Kampen Advisors Inc.
         -    Van Kampen Funds Inc.
         -    Van Kampen Investor Services Inc.
         -    Morgan Stanley Investment Management Inc.
         -    Morgan Stanley Trust Company
         -    Morgan Stanley Investment Management Ltd.
         -    Morgan Stanley Investment Management Company
         -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b)  Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Tax-Exempt Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  January 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name:  Ronald E. Robison
Title: Principal Executive Officer
Date:  January 17, 2008

By:  /s/ Stuart N. Schuldt
     ----------------------
Name:  Stuart N. Schuldt
Title: Principal Financial Officer
Date:  January 17, 2008